UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-01436
                                  ----------------------------------------------
                                     CAPSTONE SERIES FUND, INC.
--------------------------------------------------------------------------------
                        (Exact name of registrant as specified in charter)
5847 SAN FELIPE, SUITE 4100, HOUSTON, TX                              77057
--------------------------------------------------------------------------------
 (Address of principal executive offices)                           (Zip code)
CITI FUND SERVICES, 3435 STELZER ROAD, COLUMBUS, OHIO                 43219
--------------------------------------------------------------------------------
  (Name and address of agent for service)
Registrant's telephone number, including area code: 800-262-6631
                                                   -----------------

Date of fiscal year end: APRIL 30, 2009
                        ----------------------

Date of reporting period: OCTOBER 31, 2008
                         ---------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

  October 31, 2008

                                [LOGO OF STEWARD]
                                   STEWARD(SM)
                             ----------------------
                                  MUTUAL  FUNDS

                                  STEWARD FUNDS
                                  MANAGING WEALTH, PROTECTING VALUES

--------------------------------------------------------------------------------
  SEMI-ANNUAL REPORT (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------


Letter to Shareholders .................................................       2

Steward Funds Cultural Screening .......................................       3

Manager Commentary .....................................................       4

Industry Diversification Schedules .....................................       9

Schedules of Portfolio Investments .....................................      14

Financial Statements ...................................................      45

Notes to Financials ....................................................      54

General Information ....................................................      60

                                                              SEMI-ANNUAL REPORT

  [LOGO OF STEWARD]                        Steward Large Cap Enhanced Index Fund
     STEWARD(SM)
---------------------                  Steward Small-Mid Cap Enhanced Index Fund
   MUTUAL  FUNDS
                                       Steward International Enhanced Index Fund
MANAGING WEALTH, PROTECTING VALUES
    FAITH-BASED SCREENED FUNDS                          Steward Select Bond Fund

                                               Steward Global Equity Income Fund

                                                                October 31, 2008

Dear Shareholder:

We are pleased to present the Semi Annual Report for the Steward Funds for the period ending October 31, 2008. The Semi Annual Report includes commentary on the Funds' screening process, as well as performance reviews and current strategy from the portfolio managers.

STEWARD FUNDS OFFER DIVERSIFICATION TO YOUR PORTFOLIO
The asset allocation decision is one of the most important decisions an investor will make, and the Steward Funds make it possible to achieve a diverse asset allocation for your investment portfolio. The Funds offer fixed income, large-cap equity, small/mid-cap equity, international equity and global equity income for your investing solutions.

WHAT ARE THE STEWARD FUNDS' CULTURAL SCREENS?
Did you know cultural screens are applied to all of the investments within the Steward Funds family? The Steward Funds seek to avoid investment in pornography and abortion, as well as companies that are substantial producers of alcohol, gambling and tobacco. The Funds' screening resource firm, CFS Consulting Services, LLC, has extensive experience in the cultural values-based investing business and brings a wealth of knowledge of screening for Christian-based investors. I think you will find their enclosed commentary of interest.

STEWARD FUNDS FOCUS: GLOBAL EQUITY INCOME FUND
Many of you are aware of the benefits of owning dividend-paying stocks. The companies that comprise the Global Equity Income Fund pay dividends that have demonstrated above average yield and a positive trend in both dividend and earnings growth. As of October 31, 2008, the dividend yield of the Fund was just over 6%, nearly double the yield of the S&P 500 for the same time period.

WE THANK YOU FOR YOUR CONTINUED INVESTMENT WITH THE STEWARD FUNDS
Your business is important to us. The current total net assets of the Funds are nearing $500 million. This growth would not have been possible without the many referrals that we have received from our existing clients, as well as your continued investment. For more information on the Steward Funds, we invite you to visit our website at www.stewardmutualfunds.com or call us at 800.262.6631. We look forward to fulfilling your investment needs for many years to come.

Sincerely,                    [PHOTO OF ED JAROSKI]

/s/ Ed Jaroski

Ed Jaroski
President
Steward Funds

STEWARD FUNDS CULTURAL SCREENING

                                                  Period ending October 31, 2008

Dear Steward Mutual Fund Shareholder:

The Steward Mutual Fund family seeks to prevent ownership in companies that choose to be in the business of, or are predominantly known for, the manufacture of pornography; abortion products and/or services; alcoholic beverages; tobacco products; and the increasingly popular business of gambling. As such, the Funds have engaged CFS Consulting Services, LLC (CCS) to actively research the products and policies of public companies to protect the Funds' shareholders from unwittingly owning them through the Steward Mutual Fund Group.

In the course of research operations, CCS focuses entirely on identifying companies that the Funds may not invest in--a so-called "avoidance" or "exclusionary" screening methodology. The Funds do not engage in the practices of choosing companies to invest in for the purposes of promoting any kind of social policy. This practice, known as "positive screening", is often done in order to make a political and/or social statement. The Fund believes that its role is one of upholding the beliefs of the Funds' shareholders while maximizing shareholder return and value, and not to attempt to manipulate social policy.

CCS is witnessing increased activity with public companies involved in the businesses of alcohol and gambling. Newly established companies, privatization, dissolutions of companies and mergers and acquisitions in the sectors of alcohol and gambling continue to dominate recent activity with CCS research. Companies manufacturing, distributing and packaging pornographic materials continue to be creative, especially in electronic format, in their means of avoiding company identity from the public. CCS continues to monitor and research areas of abortion, anticipating challenging times as more companies become involved in stem cell research, since CCS adopted President Bush's August 9, 2001 Federal Funding Guidelines and Regulations for Stem Cell Research as an additional guide to the abortion screen. Tobacco is the least active sector in our research universe this year.

CCS continues to research and monitor publicly traded companies globally that are involved in the businesses that shareholders are asking to avoid. CCS anticipates an increase of activity in corporate transactions including, but not limited to, mergers, spin-offs, divestures and acquisitions in light of the current market volatility.

CCS will remain diligent in its research and is dedicated to protect your interests from these companies on a best efforts basis.

We thank you for your investment.

Sincerely,

/s/ Patrick N. Garboden

Patrick N. Garboden
CFS Consulting Services, LLC

STEWARD LARGE CAP ENHANCED INDEX FUND

                                                  Period ending October 31, 2008

FUND PERFORMANCE

For the six-month period ended October 31, 2008, the Steward Large Cap Enhanced Index Fund returned -31.34% for the Individual Class shares and -31.18% for the Institutional Class shares. The return for the S&P 500 for the same period was -29.28%. The S&P style component returns were: -33.06% for the S&P 500/Citigroup Pure Growth index and -35.93% for the S&P 500/Citigroup Pure Value index.

For comparison purposes to the non-pure style indices, the S&P 500/Citigroup Growth index returned -28.61% and the S&P 500/Citigroup Value index returned -29.97% over the same period.

FACTORS AFFECTING PERFORMANCE

For the six-month period ended October 31, 2008, the Fund's multi-index structure was allocated to the S&P 500, S&P 500/Citigroup Pure Growth and S&P 500/Citigroup Pure Value at 60%, 25% and 15% respectively. The Fund's higher allocation towards growth contributed positively towards performance. However the more style-focused S&P 500 Pure Growth and Value indices underperformed their non-pure counterparts over the same period negatively impacting the overall performance.

Performance of the Fund can also be affected by the addition of cultural values investment policies that avoid investing in companies whose primary businesses which are associated with alcohol, tobacco products, abortion, gambling or pornography. For the six-month period ended October 31, 2008, various restricted securities such as Pfizer Inc. (abortion) and Anheuser-Busch Companies, Inc. (alcohol), substantially outperformed the benchmark with returns of -9.05% and 27.59% respectively, negatively impacting the Fund during the period.

Compensating for a specific restricted industry or company whose total return deviates dramatically from the overall Index is extremely difficult regardless of its weight within that Index.

CURRENT STRATEGY

The Fund's strategy is to provide effective diversified large cap equity exposure while adhering to cultural values investment policies. In addition, the Fund seeks to outperform its benchmark through selective allocation between growth and value style securities. This is accomplished by utilizing three subcomponents that represent an appropriate large cap pure growth, large cap pure value and large cap blend benchmark. The Fund will generally not attempt to allocate preferences in one industry over another or in one security over another versus its subcomponent benchmark allocations except to comply with its cultural values investment policies.

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

                                                  Period ending October 31, 2008

FUND PERFORMANCE

For the six-month period ended October 31, 2008, the Steward Small-Mid Cap Enhanced Index Fund returned -28.69% for the Individual Class shares and -28.64% for the Institutional Class shares. The return for the S&P 1000 for the same period was -29.77%. The S&P Pure index component returns were: -26.45% for the S&P 1000 Pure Growth and -29.35% for the S&P 1000 Pure Value index.

For comparison purposes to the non-pure style indices, the S&P 1000/Citigroup Growth index returned -30.97% and the S&P 1000/Citigroup Value index returned -28.69% over the same period.

FACTORS AFFECTING PERFORMANCE

For the six-month period ended October 31, 2008, the Fund's multi-index structure was allocated to the S&P 1000, S&P 1000/Citigroup Pure Growth and S&P/Citigroup 1000 Pure Value at 60%, 20% and 20% respectively. The Fund maintained a neutral balance between growth and value for the period. The more-style focused S&P 1000/Citigroup Pure Growth significantly outperformed its non-pure counterpart over the six month period. However the S&P 1000/Citigroup Pure Value index slightly underperformed its non-pure counterpart during that time. The overall pure style component as a whole contributed positively to the Fund's relative performance.

Performance of the Fund can also be affected by the addition of cultural values investment policies that avoid investing in companies whose primary business is associated with alcohol, tobacco products, abortion, gambling or pornography. For the six month period ending October 31, 2008, various restricted securities such as Community Health Systems Inc. (abortion) and Health Management Associates, Inc. (abortion), substantially underperformed the benchmark with returns of -45.38% and -70.55% respectively which positively impacted the Fund during the period.

Compensating for a specific industry or company whose total return deviates dramatically from the overall Index is extremely difficult regardless of its weight within that Index.

CURRENT STRATEGY

The Fund's strategy is to provide effective diversified small-mid cap equity exposure while adhering to cultural values investment policies. In addition, the Fund seeks to outperform its benchmark through selective allocation between growth and value style securities. This is accomplished by utilizing three subcomponents that represent an appropriate small-mid cap pure growth, small-mid cap pure value and small-mid cap blend benchmark. The Fund will generally not attempt to allocate preferences in one industry over another or in one security over another versus its subcomponent benchmark allocations except to comply with its cultural values investment policies.

STEWARD INTERNATIONAL ENHANCED INDEX FUND

                                                  Period ending October 31, 2008

FUND PERFORMANCE

For the six-month period ended October 31, 2008, the Steward International Enhanced Index Fund returned -42.18% for the Individual Class shares and -42.09% for the Institutional Class shares. The return for the S&P ADR Index was -40.60%. For comparing emerging markets to developed markets, the BLDRS Emerging Markets 50 ADR Index Fund returned -48.81% for the same time period.

FACTORS AFFECTING PERFORMANCE

For the six-month period ended October 31, 2008, the Fund's duel-index structure was allocated to the S&P ADR Index and BLDRS Emerging Markets 50 ADR Index Fund at 85% and 15% respectively. The Fund's current allocation structure represents a neutral balance between developed and emerging markets. The emerging markets component underperformed the developed markets component over the six-month period negatively impacting the overall performance.

Performance of the Fund can also be affected by the addition of cultural values investment policies that avoid investing in companies whose primary businesses are associated with alcohol, tobacco products, abortion, gambling or pornography. For the six-month period ended October 31, 2008, various restricted securities such as Sanofi-Aventis (abortion) and Deutsche Telekom AG (pornography) substantially outperformed the benchmark with returns of -14.44% and -10.83% respectively, negatively impacting the Fund during the period.

Compensating for a specific restricted industry or company whose total return deviates dramatically from the overall Index is extremely difficult regardless of its weight within that Index.

CURRENT STRATEGY

The Fund's strategy is to provide effective diversified international equity exposure while adhering to cultural values investment policies. In addition, the Fund seeks to outperform its benchmark through selective allocation between the developed and emerging market equity classes. This is accomplished by utilizing two subcomponents that represent an appropriate developed market and emerging market benchmark. The Fund will generally not attempt to allocate preferences in one country over another or in one security over another versus its subcomponent benchmark allocations except to comply with its cultural values investment policies.

STEWARD SELECT BOND FUND
                                                  Period ending October 31, 2008

FUND PERFORMANCE

For the six-month period ended October 31, 2008, the Steward Select Bond Fund returned -2.05% for the Individual Class shares and -1.87% for the Institutional Class shares. For comparison purposes the Lehman Intermediate Aggregate Bond Index returned -2.63% for the same period.

MARKET OVERVIEW

The credit markets have suffered over the last several months through one of the most volatile and devastating periods of its modern history. The growing illiquidity of all but the absolute highest quality issues, predominately U.S. Treasuries, has worsened into a practical freezing of the credit markets into a state of effective paralysis. As most international financial institutions have been forced to de-leverage enormous portfolios of fixed and variable rate instruments, normal trading partners and brokerage facilities have stepped ungraciously aside, forcing sellers to chase deteriorating price levels beyond the bounds of normal analysis. When once the value of fixed income securities was determined by safety, yield and liquidity, market prices are now found through almost random connections of panicked sellers and reluctant buyers.

FACTORS AFFECTING PERFORMANCE

While current bond pricing is indicative of this morass and not necessarily discernible relative value, the total rate of return for many bondholders, while significantly better than most other asset classes, has turned negative. The Fund's positive relative performance versus the Lehman Intermediate Aggregate Bond Index is largely attributable to a slight over-allocation in industrial credits rather than financial issuers, as well as a well-diversified over-concentration in government guaranteed mortgage-backed securities versus commercial mortgages and asset backed issues. Intermediate U.S. Treasury, agency and government-backed mortgage-backed securities have provided small total return gains since last April; the year-to-date performance through October of 4.40% for the combined intermediate government sectors and 2.53% for mortgages has helped stabilize fixed income portfolios. The corporate bond market, as well as the asset-backed and commercial mortgage sectors, on the other hand, have been decimated. These lower credit issues haven't actually traded; they have only gapped-down. The combined universe of financial companies has now lost 17.04% of its value this year, pushing the corporate sector as a whole down a staggering 14.47% when compared to the 4.30% return of Treasuries over the same period. By the same token, home equity-backed securities have lost over 20% of their market value as potential buyers of structured debt securities have almost totally vanished from the scene.

CURRENT STRATEGY

We believe that the best remaining strategy to weather the prevailing storm is to hold those securities which we believe have solid financial footings, despite difficult current pricing, and most importantly to monitor and maintain strict diversification. Monetary and fiscal authorities are on the offensive to take the most promising steps to address the crisis of confidence breaking down the credit markets, and we expect much, although not all, of the damage is behind, rather than in front of us. We have been steadily reducing our overall exposure to the financial sector and have been concentrating purchases in industrial corporate issuers as well as U.S. agency and Treasury securities. We anticipate waiting to re-introduce the financial sector until solid evidence of the turning of the financial crisis is readily apparent.

The Fund is managed to adhere to values-based investment policies and attempts to provide portfolio characteristics and performance similar to that of Lehman Intermediate Aggregate Bond Index. Performance of the Fund can be affected by the addition of values-based investment policies that avoid investing in companies whose primary businesses are associated with alcohol, tobacco products, abortion, gambling or pornography. There have been no difficulties to date in accomplishing the Fund's objective given these restrictions.

STEWARD GLOBAL EQUITY INCOME FUND

                                                  Period ending October 31, 2008

FUND PERFORMANCE

For the six-month period ended October 31, 2008, the Steward Global Equity Income Fund returned -27.42% for the Individual Class shares and -27.31% for the Institutional Class shares. The return for the S&P 500 for the same period was -29.28%. The dividend yield on the portfolio as of October 31, 2008 was 6.03%.

FACTORS AFFECTING PERFORMANCE

For the six-month period ended October 31, 2008, the Fund's most significant positive contributor to performance versus the S&P 500 was within the portfolio's financial sector. Conservatively managed banks such as BB&T Corp. and TCF Financial Corp. substantially outperformed the sector with returns of 8.34% and 5.51% respectively. Beyond the financials sector processed foods maker H.J. Heinz Co. posted a solid earnings report with strong domestic sales and surging growth in the emerging markets. McDonald's Corp. continued its earnings momentum into the third quarter as consumers flocked to its value menu items.

Weakness was primarily in the international component of the portfolio which underperformed its domestic counterpart during the period as the U.S. financial crisis spread to international financial markets. The higher concentration within the energy sector also contributed to the weakness. Many of the oil companies were down sharply as prices continued to decline with Total S.A., ENI S.p.A and CNOOC Ltd. all posting significant drops of -32.95%, -34.84% and -52.57% respectively.

Performance of the Fund can also be affected by the addition of cultural values investment policies that avoid investing in companies whose primary business are associated with alcohol, tobacco products, abortion, gambling or pornography. Compensating for a specific restricted industry or company whose total return deviates dramatically from the overall Index is extremely difficult regardless of its weight within that Index.

CURRENT STRATEGY

The Fund's strategy is to pursue its objective through investment in dividend-paying stocks that have demonstrated above-median yield and a positive trend in dividend and earnings growth. In addition to domestic stocks, this strategy includes the ability to invest in international securities traded on U.S. market exchanges. As the international market's share of the world's total market capitalization continues to grow, the ability to access these markets becomes increasingly important.

The benefits of dividend-paying stocks include lower volatility versus non dividend payers and the overall market. Dividends are an important indicator of corporate strength so companies are reluctant to change this policy since it could signal corporate distress. This encourages disciplined management. Unlike earnings, which can be affected by various accounting methods; dividends are transparent and cannot be manipulated. In addition, dividends have historically provided a major component of the stock market's total return. The Fund's strategy seeks to provide income with capital appreciation while lowering overall risk and while also adhering to the Fund's cultural values investment policies.

STEWARD FUNDS
INDUSTRY DIVERSIFICATION SCHEDULE - OCTOBER 31, 2008 (UNAUDITED)

                                                   LARGE CAP ENHANCED INDEX FUND
--------------------------------------------------------------------------------

The table below sets forth the diversification of the Steward Large Cap Enhanced Index Fund investments by Industry.

INDUSTRY DIVERSIFICATION                           PERCENT*
                                                   --------
Oil, Gas & Consumable Fuels                            9.2%
Pharmaceuticals                                        4.2
Commercial Banks                                       4.0
Diversified Financial Services                         3.8
Software                                               3.7
Computers & Peripherals                                3.5
Health Care Equipment & Supplies                       3.3
Multi-Utilities                                        3.3
Health Care Providers & Services                       3.1
Specialty Retail                                       2.9
Insurance                                              2.7
Biotechnology                                          2.5
Diversified Telecommunication Services                 2.5
Food Products                                          2.4
Food & Staples Retailing                               2.4
Household Products                                     2.4
Aerospace & Defense                                    2.3
Electric Utilities                                     2.3
Communications Equipment                               2.2
Capital Markets                                        2.1
Household Durables                                     2.0
Industrial Conglomerates                               2.0
Semiconductors & Semiconductor Equipment               2.0
Chemicals                                              1.9
Beverages                                              1.7
Energy Equipment & Services                            1.7
Commercial Services & Supplies                         1.6
Internet Software & Services                           1.6
Machinery                                              1.5
Hotels, Restaurants & Leisure                          1.4
Multiline Retail                                       1.3
Short-Term Investments                                 1.2
Textiles Apparel & Luxury Goods                        1.2
IT Services                                            1.1
Real Estate Investment Trust                           1.1
Air Freight & Logistics                                1.0
Metals & Mining                                        1.0
Road & Rail                                            1.0
Gas Utilities                                          0.9
Media                                                  0.9
Consumer Finance                                       0.8
Diversified Consumer Services                          0.8
Containers & Packaging                                 0.6
Electronic Equipment & Instruments                     0.6
Personal Products                                      0.5
Paper & Forest Products                                0.4
Automobiles                                            0.3
Electrical Equipment                                   0.3
Life Sciences Tools and Services                       0.3
Auto Components                                        0.2
Health Care Technology                                 0.2
Independent Power Producers & Energy Traders           0.2
Leisure Equipment & Products                           0.2
Thrifts & Mortgage Finance                             0.2
Trading Companies & Distributors                       0.2
Real Estate - Operations and Development               0.2
Wireless Telecommunication Services                    0.2
Airlines                                               0.1
Building Products                                      0.1
Construction & Engineering                             0.1
Distributors                                           0.1
Electronic Components                                  0.1
Internet & Catalog Retail                              0.1
Office Electronics                                     0.1
Construction Materials                                  --**
                                                      ----
   Total Net Assets                                   99.8%
                                                      ====

 * Percentages indicated are based on net assets as of October 31, 2008.

** Percentage is less than 0.005% of net assets.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
INDUSTRY DIVERSIFICATION SCHEDULE - OCTOBER 31, 2008 (UNAUDITED)

                                               SMALL-MID CAP ENHANCED INDEX FUND
--------------------------------------------------------------------------------

The table below sets forth the diversification of the Steward Small-Mid Cap Enhanced Index Fund investments by Industry.

INDUSTRY DIVERSIFICATION                           PERCENT*
                                                   --------
Specialty Retail                                       6.7%
Commercial Banks                                       5.3
Real Estate Investment Trust                           5.3
Commercial Services & Supplies                         4.5
Insurance                                              4.3
Health Care Equipment & Supplies                       3.8
Health Care Providers & Services                       3.7
Machinery                                              3.2
Chemicals                                              2.8
Gas Utilities                                          2.8
Electronic Equipment & Instruments                     2.6
Software                                               2.6
Short-Term Investments                                 2.6
Household Durables                                     2.5
Oil, Gas & Consumable Fuels                            2.5
Energy Equipment & Services                            2.3
Internet Software & Services                           2.2
Multi-Utilities                                        2.2
Diversified Consumer Services                          2.0
IT Services                                            1.9
Electric Utilities                                     1.7
Textiles Apparel & Luxury Goods                        1.7
Semiconductors & Semiconductor Equipment               1.6
Road & Rail                                            1.6
Aerospace & Defense                                    1.4
Capital Markets                                        1.4
Communications Equipment                               1.5
Hotels, Restaurants & Leisure                          1.4
Thrifts & Mortgage Finance                             1.4
Food Products                                          1.3
Life Sciences Tools and Services                       1.2
Metals & Mining                                        1.2
Biotechnology                                          1.1
Electrical Equipment                                   1.1
Computers & Peripherals                                1.0
Pharmaceuticals                                        1.0
Auto Components                                        0.9
Media                                                  0.9
Diversified Financial Services                         0.8
Food & Staples Retailing                               0.8
Construction & Engineering                             0.7
Containers & Packaging                                 0.7
Household Products                                     0.7
Leisure Equipment & Products                           0.7
Industrial Conglomerates                               0.6
Building Products                                      0.5
Trading Companies & Distributors                       0.5
Multiline Retail                                       0.4
Personal Products                                      0.4
Construction Materials                                 0.4
Paper & Forest Products                                0.4
Consumer Finance                                       0.3
Airlines                                               0.3
Beverages                                              0.3
Air Freight & Logistics                                0.2
Marine                                                 0.2
Real Estate Management - Service                       0.2
Restaurants                                            0.2
Water Utilities                                        0.2
Wireless Telecommunication Services                    0.2
Automobiles                                            0.1
Distributors                                           0.1
Diversified Telecommunication Services                 0.1
Health Care Technology                                 0.1
Independent Power Producers & Energy Traders           0.1
Internet & Catalog Retail                              0.1
Office Electronics                                     0.1
Radio Broadcasting                                     0.1
Auto Parts & Equipment                                  --**
Real Estate - Operations and Development                --**
Retail                                                  --**
                                                      ----
   Total Net Assets                                   99.7%
                                                      ====

 * Percentages indicated are based on net assets as of October 31, 2008.

** Percentage is less than 0.005% of net assets.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
COUNTRY DIVERSIFICATION SCHEDULE - OCTOBER 31, 2008 (UNAUDITED)

                                               INTERNATIONAL ENHANCED INDEX FUND
--------------------------------------------------------------------------------

The table below sets forth the diversification of the Steward International Enhanced Index Fund investments by Country.

COUNTRY DIVERSIFICATION                            PERCENT*
                                                   --------
United Kingdom                                        21.8%
Canada                                                12.7
Japan                                                  9.7
Brazil                                                 7.3
Switzerland                                            5.5
France                                                 4.9
Spain                                                  4.5
Germany                                                3.9
Taiwan                                                 3.7
Hong Kong                                              2.8
Netherlands                                            2.8
United States                                          2.8
Mexico                                                 2.4
Republic of Korea (South)                              2.3
Australia                                              2.0
Italy                                                  1.7
Finland                                                1.2
China                                                  1.1
Israel                                                 1.0
India                                                  0.9
Chile                                                  0.6
Denmark                                                0.6
Ireland (Republic of)                                  0.6
South Africa                                           0.6
Norway                                                 0.5
Sweden                                                 0.4
Greece                                                 0.3
Russian Federation                                     0.3
Luxembourg                                             0.2
Portugal                                               0.2
Indonesia                                              0.1
New Zealand                                            0.1
Philippines                                            0.1
Argentina                                               --**
                                                      ----
    Total net Assets                                  99.6%
                                                      ====

 * Percentages indicated are based on net assets as of October 31, 2008.

** Percentage is less than 0.005% of net assets.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
INDUSTRY DIVERSIFICATION SCHEDULE - OCTOBER 31, 2008 (UNAUDITED)

                                                                SELECT BOND FUND
--------------------------------------------------------------------------------

The table below sets forth the diversification of the Steward Select Bond Fund investments by Industry.

INDUSTRY DIVERSIFICATION                                                PERCENT*
                                                                        --------
Federal National Mortgage Association                                      27.1%
Federal Home Loan Mortgage Corp.                                           19.2
U.S. Treasury Obligations                                                  15.0
Federal Home Loan Bank                                                      8.1
Commercial Banks                                                            3.9
Government National Mortgage Association                                    3.6
Federal Farm Credit Bank                                                    3.3
Financial Services                                                          2.2
Mortgage Backed Securities - Financial Services                             2.1
Mortgage Backed Securities - Religious Organizations                        1.9
Utilities-Telecommunications                                                1.6
Insurance                                                                   1.4
Consumer Staples                                                            1.2
Short-Term Investments                                                      1.0
Capital Markets                                                             0.9
Aerospace & Defense                                                         0.7
Consulting Services                                                         0.7
Computers & Peripherals                                                     0.7
Asset Backed Mortgages                                                      0.6
Brokerage Services                                                          0.5
Forestry                                                                    0.4
Pharmaceuticals                                                             0.4
Utilities-Electric & Gas                                                    0.4
Transportation                                                              0.4
Auto Manufacturers                                                          0.3
Diversified Financial Services                                              0.3
Electronic Equipment & Instruments                                          0.3
Oil & Gas - Integrated                                                      0.3
Retail                                                                      0.3
Semiconductors & Semiconductor Equipment                                    0.3
                                                                           ----
   Total Net Assets                                                        99.1%
                                                                           ====

* Percentages indicated are based on net assets as of October 31, 2008.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
INDUSTRY DIVERSIFICATION SCHEDULE - OCTOBER 31, 2008 (UNAUDITED)

                                                       GLOBAL EQUITY INCOME FUND
--------------------------------------------------------------------------------

The table below sets forth the diversification of the Steward Global Equity Income Fund investments by Industry.

INDUSTRY DIVERSIFICATION                                                PERCENT*
                                                                        --------
Oil, Gas & Consumable Fuels                                                16.3%
Commercial Banks                                                           14.4
Pharmaceuticals                                                             8.9
Commercial Services & Supplies                                              5.7
Semiconductors & Semiconductor Equipment                                    5.2
Food Products                                                               5.1
Industrial Conglomerates                                                    3.9
Leisure Equipment & Products                                                3.9
Diversified Telecommunication Services                                      3.3
Distributors                                                                3.0
Real Estate Investment Trust                                                2.9
Hotels, Restaurants & Leisure                                               2.8
Multi-Utilities                                                             2.5
Chemicals                                                                   2.4
Short-Term Investments                                                      2.1
Household Products                                                          2.1
Electric Utilities                                                          2.1
Computers & Peripherals                                                     2.0
IT Services                                                                 1.9
Gas Utilities                                                               1.8
Beverages                                                                   1.4
Capital Markets                                                             1.2
Textiles Apparel & Luxury Goods                                             1.1
Automobiles                                                                 0.9
Media                                                                       0.9
Construction Materials                                                      0.7
Electrical Equipment                                                        0.5
Metals & Mining                                                             0.5
Insurance                                                                   0.2
                                                                           ----
                                                                           99.7%
                                                                           ====

* Percentages indicated are based on net assets as of October 31, 2008.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2008 (UNAUDITED)

                                                   LARGE CAP ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                                                   SHARES       VALUE
                                                               ----------    -----------
COMMON STOCKS (98.6%)

AEROSPACE & DEFENSE (2.3%)
General Dynamics Corp.                                              5,130    $    309,442
Goodrich Corp.                                                      1,070          39,119
Honeywell International, Inc.                                       6,140         186,963
L-3 Communications Holdings, Inc.                                   3,000         243,510
Lockheed Martin Corp.                                               4,670         397,183
Northrop Grumman Corp.                                              3,890         182,402
Precision Castparts Corp.                                             970          62,866
Raytheon Co.                                                        3,540         180,929
Rockwell Collins, Inc.                                              4,670         173,864
The Boeing Co.                                                      5,688         297,312
United Technologies Corp.                                           7,410         407,254
                                                                             ------------
                                                                                2,480,844
                                                                             ------------
AIR FREIGHT & LOGISTICS (1.0%)
C.H. Robinson Worldwide, Inc.                                       4,970         257,347
Expeditors International of Washington, Inc.                        7,710         251,731
FedEx Corp.                                                         2,340         152,966
United Parcel Service, Inc., Class B                                7,860         414,851
                                                                             ------------
                                                                                1,076,895
                                                                             ------------
AIRLINES (0.1%)
Southwest Airlines Co.                                              8,720         102,722
                                                                             ------------
AUTO COMPONENTS (0.2%)
Goodyear Tire & Rubber Co.(a)                                      14,910         132,997
Johnson Controls, Inc.                                              5,520          97,870
                                                                             ------------
                                                                                  230,867
                                                                             ------------
AUTOMOBILES (0.3%)
Ford Motor Co.(a)                                                  51,250         112,238
General Motors Corp.                                                4,890          28,264
Harley-Davidson, Inc.                                               8,730         213,710
                                                                             ------------
                                                                                  354,212
                                                                             ------------
BEVERAGES (1.7%)
Coca-Cola Co.                                                      16,340         719,941
Coca-Cola Enterprises, Inc.                                         3,920          39,396
Dr Pepper Snapple Group, Inc.(a)                                    1,510          34,579
Pepsi Bottling Group, Inc.                                          8,660         200,219
PepsiCo, Inc.                                                      15,020         856,290
                                                                             ------------
                                                                                1,850,425
                                                                             ------------
BIOTECHNOLOGY (2.5%)
Amgen, Inc.(a)                                                     14,380         861,218
Biogen Idec, Inc.(a)                                                6,760         287,638
Celgene Corp.(a)                                                    7,870         505,726
Genzyme Corp.(a)                                                    4,550         331,604
Gilead Sciences, Inc.(a)                                           13,740         629,979
PerkinElmer, Inc.                                                   1,920          34,445
                                                                             ------------
                                                                                2,650,610
                                                                             ------------
BUILDING PRODUCTS (0.1%)
Masco Corp.                                                        12,850         130,428
                                                                             ------------
CAPITAL MARKETS (2.1%)
American Capital Ltd.                                               7,860         110,433
Ameriprise Financial, Inc.                                          1,896          40,954
Bank of New York Mellon Corp.                                       9,021         294,085
Charles Schwab Corp.                                                8,060         154,107
E*TRADE Financial Corp.(a)                                         94,200         171,444
Federated Investors, Inc.                                           7,340         177,628
Franklin Resources, Inc.                                            2,560         174,080
Goldman Sachs Group, Inc.                                           3,230         298,775
Janus Capital Group, Inc.                                           1,360          15,966
Legg Mason, Inc.                                                    1,080          23,965
Merrill Lynch & Co., Inc.                                          13,272         246,727
Morgan Stanley                                                     12,400         216,628
Northern Trust Corp.                                                1,730          97,416
State Street Corp.                                                  3,257         141,191
T. Rowe Price Group, Inc.                                           2,020          79,871
                                                                             ------------
                                                                                2,243,270
                                                                             ------------
CHEMICALS (1.9%)
Air Products & Chemicals, Inc.                                      1,580          91,845
Ashland, Inc.                                                       6,580         148,642
CF Industries Holdings, Inc.                                        1,990         127,738
Dow Chemical Co.                                                   12,520         333,908
E.I. Du Pont De Nemours & Co.                                       7,790         249,280
Ecolab,  Inc.                                                       5,470         203,812
Hercules, Inc.                                                      1,190          20,004
International Flavors & Fragrances, Inc.                            1,000          31,880
Monsanto Co.                                                        4,160         370,157
PPG Industries, Inc.                                                1,220          60,488
Praxair, Inc.                                                       2,440         158,966
Rohm & Haas Co.                                                       940          66,129
Sigma-Aldrich Corp.                                                 4,330         189,914
                                                                             ------------
                                                                                2,052,763
                                                                             ------------
COMMERCIAL BANKS (4.0%)
BB&T Corp.                                                         10,740         385,029
Comerica, Inc.                                                      6,880         189,819
Fifth Third Bancorp                                                11,830         128,356
First Horizon National Corp.                                       18,901         225,111
Huntington Bancshares, Inc.                                        21,450         202,703
KeyCorp                                                            15,320         187,364
M&T Bank Corp.                                                      1,920         155,712
Marshall & Ilsley Corp.                                             9,789         176,496

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2008 (UNAUDITED)

                                                   LARGE CAP ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                                                   SHARES       VALUE
                                                               ----------    -----------
National City Corp.                                                27,179    $     73,383
PNC Financial Services Group, Inc.                                  4,144         276,280
Regions Financial Corp.                                            18,002         199,642
SunTrust Banks, Inc.                                                5,340         214,348
U.S. Bancorp                                                       18,740         558,639
Wachovia Corp.                                                     23,791         152,500
Wells Fargo & Co.                                                  29,649       1,009,548
Zions Bancorp                                                       4,190         159,681
                                                                             ------------
                                                                                4,294,611
                                                                             ------------
COMMERCIAL SERVICES & SUPPLIES (1.6%)
Allied Waste Industries, Inc.(a)                                   15,880         165,469
Avery Dennison Corp.                                                2,600          91,052
Cintas Corp.                                                        1,510          35,787
Equifax, Inc.                                                       6,290         164,043
Leucadia National Corp.                                             7,110         190,832
Monster Worldwide, Inc.(a)                                          1,190          16,946
Moody's Corp.                                                      12,920         330,752
Pitney Bowes, Inc.                                                  8,680         215,090
R.R. Donnelley & Sons Co.                                           6,380         105,717
Robert Half International, Inc.                                     1,710          32,268
Total System Services, Inc.                                        12,101         166,268
Waste Management, Inc.                                              5,840         182,383
                                                                             ------------
                                                                                1,696,607
                                                                             ------------
COMMUNICATIONS EQUIPMENT (2.2%)
Ciena Corp.(a)                                                        882           8,476
Cisco Systems, Inc.(a)                                             56,680       1,007,204
Corning, Inc.                                                      13,430         145,447
Harris Corp.                                                        4,010         144,159
JDS Uniphase Corp.(a)                                               2,260          12,340
Juniper Networks, Inc.(a)                                           4,830          90,514
Motorola, Inc.                                                     39,580         212,545
QUALCOMM, Inc.                                                     18,920         723,879
Tellabs, Inc.(a)                                                    4,204          17,825
                                                                             ------------
                                                                                2,362,389
                                                                             ------------
COMPUTERS & PERIPHERALS (3.5%)
Apple Computer, Inc.(a)                                             8,516         916,236
Dell, Inc.(a)                                                      28,730         349,070
EMC Corp.(a)                                                       19,050         224,409
Hewlett-Packard Co.                                                19,610         750,671
International Business Machines Corp.                              10,513         977,394
Lexmark International, Inc., Class A(a)                             8,940         230,920
NetApp, Inc.(a)                                                    11,680         158,030
SanDisk Corp.(a)                                                   10,990          97,701
Sun Microsystems, Inc.(a)                                           7,867          36,188
Teradata Corp.(a)                                                   2,110          32,473
                                                                             ------------
                                                                                3,773,092
                                                                             ------------
CONSTRUCTION & ENGINEERING (0.1%)
Fluor Corp.                                                         1,340          53,506
                                                                             ------------
CONSTRUCTION MATERIALS (0.0%)
Vulcan Materials Co.                                                  753          40,873
                                                                             ------------
CONSUMER FINANCE (0.8%)
American Express Co.                                               12,200         335,500
Capital One Financial Corp.                                         5,388         210,779
Discover Financial Services                                         4,270          52,307
SLM Corp.(a)                                                       20,660         220,442
                                                                             ------------
                                                                                  819,028
                                                                             ------------
CONTAINERS & PACKAGING (0.6%)
Ball Corp.                                                          8,000         273,600
Bemis Co., Inc.                                                     7,050         175,122
Pactiv Corp.(a)                                                     7,460         175,758
Sealed Air Corp.                                                    1,650          27,918
                                                                             ------------
                                                                                  652,398
                                                                             ------------
DISTRIBUTORS (0.1%)
Genuine Parts Co.                                                   1,960          77,126
                                                                             ------------
DIVERSIFIED CONSUMER SERVICES (0.8%)
Apollo Group, Inc., Class A(a)                                      6,680         464,327
H&R Block, Inc.                                                    17,020         335,634
                                                                             ------------
                                                                                  799,961
                                                                             ------------
DIVERSIFIED FINANCIAL SERVICES (3.8%)
Bank of America Corp.                                              42,961       1,038,367
CIT Group, Inc.                                                    20,890          86,485
Citigroup, Inc.                                                    51,000         696,150
CME Group, Inc.                                                       972         274,250
IntercontinentalExchange, Inc.(a)                                   2,990         255,824
Invesco Ltd.                                                        1,050          15,656
JP Morgan Chase & Co.                                              31,934       1,317,277
MasterCard, Inc., Class A                                           1,470         217,295
NYSE Euronext                                                       3,560         107,441
                                                                             ------------
                                                                                4,008,745
                                                                             ------------
DIVERSIFIED TELECOMMUNICATION SERVICES (2.5%)
AT&T, Inc.                                                         49,617       1,328,247
CenturyTel, Inc.                                                    1,390          34,903
Embarq Corp.                                                        5,006         150,180
Frontier Communications Corp.                                      18,141         138,053
Qwest Communications International, Inc.                           14,500          41,470
Verizon Communications, Inc.                                       27,630         819,782
Windstream Corp.                                                   15,884         119,289
                                                                             ------------
                                                                                2,631,924
                                                                             ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2008 (UNAUDITED)

                                                   LARGE CAP ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                                                   SHARES       VALUE
                                                               ----------    -----------
ELECTRIC UTILITIES (2.3%)
Allegheny Energy, Inc.                                              1,650    $     49,748
American Electric Power Co., Inc.                                   6,840         223,189
Edison International                                                3,390         120,650
Entergy Corp.                                                       1,730         135,027
Exelon Corp.                                                        5,420         293,981
FirstEnergy Corp.                                                   2,670         139,267
FPL Group, Inc.                                                     3,480         164,395
Pepco Holdings, Inc.                                               11,110         229,421
Pinnacle West Capital Corp.                                         8,250         261,112
PPL Corp.                                                           4,000         131,280
Progress Energy, Inc.                                               8,310         327,165
Southern Co.                                                       11,050         379,457
                                                                             ------------
                                                                                2,454,692
                                                                             ------------
ELECTRICAL EQUIPMENT (0.3%)
Cooper Industries Ltd., Class A                                     1,450          44,878
Emerson Electric Co.                                                6,160         201,617
Rockwell Automation, Inc.                                           3,220          89,097
                                                                             ------------
                                                                                  335,592
                                                                             ------------
ELECTRONIC COMPONENTS (0.1%)
Tyco Electronics Ltd.                                               4,640          90,202
                                                                             ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.6%)
Agilent Technologies, Inc.(a)                                       3,210          71,230
Amphenol Corp., Class A                                             5,820         166,743
Jabil Circuit, Inc.                                                21,020         176,778
Molex, Inc.                                                         1,230          17,724
Waters Corp.(a)                                                     4,860         212,868
                                                                             ------------
                                                                                  645,343
                                                                             ------------
ENERGY EQUIPMENT & SERVICES (1.7%)
Baker Hughes, Inc.                                                  4,070         142,247
BJ Services Co.                                                    12,620         162,167
Cameron International Corp.(a)                                      4,350         105,531
ENSCO International, Inc.                                           1,250          47,513
Halliburton Co.                                                    13,290         263,009
Nabors Industries Ltd.(a)                                           2,570          36,957
National-Oilwell Varco, Inc.(a)                                     3,126          93,436
Noble Corp.                                                         2,330          75,049
Rowan Cos., Inc.                                                    1,040          18,866
Schlumberger Ltd.                                                  12,350         637,877
Smith International, Inc.                                           4,100         141,368
Weatherford International Ltd.(a)                                   5,180          87,438
                                                                             ------------
                                                                                1,811,458
                                                                             ------------
FOOD & STAPLES RETAILING (2.4%)
Costco Wholesale Corp.                                              3,400         193,834
CVS Corp.                                                          11,865         363,662
Safeway, Inc.                                                       7,120         151,442
SUPERVALU, Inc.                                                    10,710         152,510
SYSCO Corp.                                                         6,520         170,824
The Kroger Co.                                                     11,400         313,044
Wal-Mart Stores, Inc.                                              17,590         981,698
Walgreen Co.                                                        8,560         217,938
Whole Foods Market, Inc.                                            1,490          15,973
                                                                             ------------
                                                                                2,560,925
                                                                             ------------
FOOD PRODUCTS (2.4%)
Archer-Daniels-Midland Co.                                          5,520         114,430
Campbell Soup Co.                                                   9,470         359,386
ConAgra Foods, Inc.                                                 5,580          97,204
Dean Foods Co.(a)                                                   7,170         156,736
General Mills, Inc.                                                 3,260         220,832
H.J. Heinz Co.                                                      3,590         157,314
Kellogg Co.                                                         7,490         377,646
Kraft Foods, Inc., Class A                                         14,310         416,993
McCormick & Co., Inc.                                               2,130          71,696
Sara Lee Corp.                                                      7,840          87,651
The Hershey Co.                                                     8,450         314,678
Tyson Foods, Inc., Class A                                         27,280         238,427
                                                                             ------------
                                                                                2,612,993
                                                                             ------------
GAS UTILITIES (0.9%)
Nicor,  Inc.                                                        6,270         289,736
Questar Corp.                                                       4,780         164,719
Spectra Energy Corp.                                               25,633         495,486
                                                                             ------------
                                                                                  949,941
                                                                             ------------
HEALTH CARE EQUIPMENT & SUPPLIES (3.3%)
Baxter International, Inc.                                          5,540         335,114
Boston Scientific Corp.(a)                                         12,697         114,654
C.R. Bard, Inc.                                                     2,920         257,690
Covidien Ltd.                                                       7,100         314,459
Hospira, Inc.(a)                                                    7,390         205,590
Intuitive Surgical, Inc.(a)                                         1,815         313,614
Medtronic, Inc.                                                    14,860         599,304
St. Jude Medical, Inc.(a)                                           9,480         360,524
Stryker Corp.                                                       5,670         303,118
Varian Medical Systems, Inc.(a)                                     7,870         358,164
Zimmer Holdings, Inc.(a)                                            7,940         368,654
                                                                             ------------
                                                                                3,530,885
                                                                             ------------
HEALTH CARE PROVIDERS & SERVICES (3.1%)
Aetna, Inc.                                                         4,160         103,459
AmerisourceBergen Corp.                                             9,740         304,570
Cardinal Health, Inc.                                               5,600         213,920
CIGNA Corp.                                                         2,640          43,032
Coventry Health Care, Inc.(a)                                       7,186          94,783
DaVita, Inc.(a)                                                     6,990         396,682
Express Scripts, Inc.(a)                                            7,548         457,484

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2008 (UNAUDITED)

                                                   LARGE CAP ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                                                   SHARES       VALUE
                                                               ----------    -----------
Humana, Inc.(a)                                                     1,530    $     45,273
Laboratory Corp. of America Holdings(a)                             4,240         260,718
McKesson Corp.                                                      5,230         192,412
Medco Health Solutions, Inc.(a)                                     4,490         170,396
Patterson Cos., Inc.(a)                                             9,220         233,543
Quest Diagnostics, Inc.                                             5,700         266,760
UnitedHealth Group, Inc.                                           15,774         374,317
WellPoint, Inc.(a)                                                  4,290         166,752
                                                                             ------------
                                                                                3,324,101
                                                                             ------------
HEALTH CARE TECHNOLOGY (0.2%)
IMS Health, Inc.                                                   16,150         231,591
                                                                             ------------
HOTELS, RESTAURANTS & LEISURE (1.4%)
Darden Restaurants, Inc.                                           10,130         224,582
Marriott International, Inc., Class A                               3,020          63,028
McDonald's Corp.                                                    9,040         523,687
Starbucks Corp.(a)                                                 23,660         310,656
Wyndham Worldwide Corp.                                             1,870          15,315
YUM! Brands, Inc.                                                  11,610         336,806
                                                                             ------------
                                                                                1,474,074
                                                                             ------------
HOUSEHOLD DURABLES (2.0%)
Black & Decker Corp.                                                4,350         220,197
Centex Corp.                                                       15,060         184,485
D. R. Horton, Inc.                                                 47,506         350,594
Harman International Industries, Inc.                               3,964          72,819
Jacobs Engineering Group, Inc.(a)                                   2,120          77,232
KB HOME                                                            28,840         481,340
Leggett & Platt, Inc.                                              13,550         235,228
Lennar Corp., Class A                                              34,830         269,584
Newell Rubbermaid, Inc.                                             3,200          44,000
Pulte Homes, Inc.                                                   1,750          19,495
Snap-on, Inc.                                                         470          17,366
Stanley Works                                                         650          21,281
Whirlpool Corp.                                                     3,553         165,747
                                                                             ------------
                                                                                2,159,368
                                                                             ------------
HOUSEHOLD PRODUCTS (2.4%)
Clorox Co.                                                          6,430         391,008
Colgate-Palmolive Co.                                               7,440         466,935
Kimberly-Clark Corp.                                                3,810         233,515
Procter & Gamble Co.                                               23,541       1,519,336
                                                                             ------------
                                                                                2,610,794
                                                                             ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
Constellation Energy Group                                          3,910          94,661
Dynegy, Inc., Class A(a)                                            4,620          16,817
The AES Corp.(a)                                                   18,410         146,728
                                                                             ------------
                                                                                  258,206
                                                                             ------------
INDUSTRIAL CONGLOMERATES (2.0%)
3M Co.                                                              5,594         359,694
General Electric Co.                                               78,930       1,539,924
Textron, Inc.                                                       2,130          37,701
Tyco International Ltd.                                             8,330         210,583
                                                                             ------------
                                                                                2,147,902
                                                                             ------------
INSURANCE (2.7%)
AFLAC, Inc.                                                         4,170         184,648
American International Group, Inc.                                 20,800          39,728
Aon Corp.                                                           2,580         109,134
Assurant, Inc.                                                      1,050          26,754
Chubb Corp.                                                         4,950         256,509
Cincinnati Financial Corp.                                          6,672         173,405
Genworth Financial, Inc., Class A                                  10,870          52,611
Hartford Financial Services Group, Inc.                             3,850          39,732
Lincoln National Corp.                                              4,586          79,063
Marsh & McLennan Cos., Inc.                                        10,670         312,844
MBIA, Inc.                                                         16,760         164,751
MetLife, Inc.                                                       5,690         189,022
Principal Financial Group, Inc.                                     2,200          41,778
Progressive Corp.                                                  27,360         390,427
Prudential Financial, Inc.                                          3,215          96,450
The Allstate Corp.                                                  9,410         248,330
The Travelers Cos., Inc.                                            8,730         371,461
Torchmark Corp.                                                       790          32,998
Unum Group                                                          3,770          59,378
XL Capital Ltd.                                                     6,590          63,923
                                                                             ------------
                                                                                2,932,946
                                                                             ------------
INTERNET & CATALOG RETAIL (0.1%)
Expedia, Inc.(a)                                                   15,970         151,875
                                                                             ------------
INTERNET SOFTWARE & SERVICES (1.6%)
Akamai Technologies, Inc.(a)                                        8,260         118,779
Amazon.com, Inc.(a)                                                 7,490         428,728
Google, Inc., Class A(a)                                            2,587         929,664
Salesforce.com, Inc.(a)                                             4,280         132,509
VeriSign, Inc.(a)                                                   2,090          44,308
                                                                             ------------
                                                                                1,653,988
                                                                             ------------
IT SERVICES (1.1%)
Affiliated Computer Services, Inc., Class A(a)                      1,000          41,000
Automatic Data Processing, Inc.                                     5,360         187,332
Cognizant Technology Solutions Corp., Class A(a)                   14,670         281,664
Computer Sciences Corp.(a)                                          1,670          50,367
Convergys Corp.(a)                                                  1,890          14,534
Fidelity National Information Services, Inc.                        1,886          28,460
Fiserv, Inc.(a)                                                     6,640         221,510
Paychex, Inc.                                                       3,780         107,881

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2008 (UNAUDITED)

                                                   LARGE CAP ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                                                   SHARES       VALUE
                                                               ----------    -----------
Unisys Corp.(a)                                                     4,240    $      6,445
Western Union Co.                                                  13,010         198,533
                                                                             ------------
                                                                                1,137,726
                                                                             ------------
LEISURE EQUIPMENT & PRODUCTS (0.2%)
Eastman Kodak Co.                                                   9,710          89,138
Hasbro, Inc.                                                        1,330          38,663
Mattel, Inc.                                                        8,110         121,812
                                                                             ------------
                                                                                  249,613
                                                                             ------------
LIFE SCIENCES TOOLS AND SERVICES (0.3%)
Applied Biosystems, Inc.                                            2,490          76,767
Millipore Corp.(a)                                                    790          40,993
Thermo Fisher Scientific, Inc.(a)                                   3,670         149,002
                                                                             ------------
                                                                                  266,762
                                                                             ------------
MACHINERY (1.5%)
Caterpillar, Inc.                                                   8,450         322,536
Cummins, Inc.                                                       5,670         146,570
Danaher Corp.                                                       4,470         264,803
Deere & Co.                                                         3,342         128,868
Dover Corp.                                                         1,780          56,551
Eaton Corp.                                                         1,220          54,412
Flowserve Corp.                                                       360          20,491
Illinois Tool Works, Inc.                                           3,490         116,531
Ingersoll-Rand Co., Class A                                         2,787          51,420
ITT Industries, Inc.                                                3,870         172,215
PACCAR, Inc.                                                        2,995          87,574
Pall Corp.                                                          1,130          29,843
Parker Hannifin Corp.                                               1,215          47,106
Terex Corp.(a)                                                      3,770          62,921
The Manitowoc Co., Inc.                                             1,180          11,611
                                                                             ------------
                                                                                1,573,452
                                                                             ------------
MEDIA (0.9%)
CBS Corp., Class B                                                 18,040         175,168
Gannett Co., Inc.                                                  10,590         116,490
Interpublic Group of Cos., Inc.(a)                                  5,610          29,116
McGraw Hill Cos., Inc.                                              7,020         188,417
Meredith Corp.                                                        810          15,690
New York Times Co., Class A                                        17,080         170,800
Omnicom Group, Inc.                                                 7,160         211,506
Scripps Networks Interactive, Class A                               1,970          55,948
The Washington Post Co., Class B                                       72          30,730
                                                                             ------------
                                                                                  993,865
                                                                             ------------
METALS & MINING (1.0%)
AK Steel Holding Corp.                                                790          10,997
Alcoa, Inc.                                                         6,850          78,843
Allegheny Technologies, Inc.                                          720          19,109
Freeport-McMoRan Copper & Gold, Inc., Class B                       6,489         188,830
Newmont Mining Corp.                                                4,390         115,633
Nucor Corp.                                                         8,830         357,703
Titanium Metals Corp.                                              15,740         146,539
United States Steel Corp.                                           4,670         172,230
                                                                             ------------
                                                                                1,089,884
                                                                             ------------
MULTI-UTILITIES (3.3%)
Ameren Corp.                                                        6,000         194,700
CenterPoint Energy, Inc.                                           13,550         156,096
CMS Energy Corp.                                                    9,990         102,397
Consolidated Edison, Inc.                                           8,200         355,224
Dominion Resources, Inc.                                            7,704         279,501
DTE Energy Co.                                                      8,830         311,699
Duke Energy Corp.                                                  26,366         431,875
Integrys Energy Group, Inc.                                         8,978         427,353
NiSource, Inc.                                                     24,310         315,057
PG&E Corp.                                                          6,780         248,623
Public Service Enterprise Group, Inc.                               5,166         145,423
Sempra Energy                                                       2,670         113,715
TECO Energy, Inc.                                                  16,620         191,795
Xcel Energy, Inc.                                                  14,180         247,016
                                                                             ------------
                                                                                3,520,474
                                                                             ------------
MULTILINE RETAIL (1.3%)
Big Lots, Inc.(a)                                                   6,220         151,955
Dillard's, Inc., Class A                                           29,650         158,034
Family Dollar Stores, Inc.                                          1,440          38,750
J.C. Penney Co., Inc.                                               4,640         110,989
Kohl's Corp.(a)                                                     7,040         247,315
Macy's, Inc.                                                       11,172         137,304
Nordstrom, Inc.                                                     1,500          27,135
Sears Holdings Corp.(a)                                             5,510         318,147
Target Corp.                                                        6,030         241,924
                                                                             ------------
                                                                                1,431,553
                                                                             ------------
OFFICE ELECTRONICS (0.1%)
Xerox Corp.                                                        10,230          82,045
                                                                             ------------
OIL, GAS & CONSUMABLE FUELS (9.2%)
Anadarko Petroleum Corp.                                            3,810         134,493
Apache Corp.                                                        5,620         462,694
Cabot Oil & Gas Corp., Class A                                      3,600         101,052
Chesapeake Energy Corp.                                            10,720         235,518
Chevron Corp.                                                      15,799       1,178,605
ConocoPhillips                                                     15,489         805,738
CONSOL Energy, Inc.                                                 3,530         110,807
Devon Energy Corp.                                                  5,890         476,265
El Paso Corp.                                                       6,790          65,863
EOG Resources, Inc.                                                 5,500         445,060
Exxon Mobil Corp.                                                  42,132       3,122,824
Hess Corp.                                                          2,170         130,656

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2008 (UNAUDITED)

                                                   LARGE CAP ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                                                   SHARES       VALUE
                                                               ----------    -----------
Marathon Oil Corp.                                                  5,670    $    164,997
Massey Energy Co.                                                     590          13,623
Murphy Oil Corp.                                                    4,790         242,565
Noble Energy, Inc.                                                  1,210          62,702
Occidental Petroleum Corp.                                          6,382         354,456
Peabody Energy Corp.                                                2,070          71,436
Pioneer Natural Resources Co.                                       3,620         100,745
Range Resources Corp.                                               1,290          54,464
Southwestern Energy Co.(a)                                          6,040         215,145
Sunoco, Inc.                                                        7,340         223,870
Tesoro Corp.                                                        1,160          11,217
Transocean, Inc.(a)                                                 4,260         350,726
Valero Energy Corp.                                                 9,020         185,632
Williams Cos., Inc.                                                 5,280         110,722
XTO Energy, Inc.                                                   12,215         439,129
                                                                             ------------
                                                                                9,871,004
                                                                             ------------
PAPER & FOREST PRODUCTS (0.4%)
International Paper Co.                                            11,300         194,586
MeadWestvaco Corp.                                                  5,490          77,024
Weyerhaeuser Co.                                                    5,040         192,629
                                                                             ------------
                                                                                  464,239
                                                                             ------------
PERSONAL PRODUCTS (0.5%)
Avon Products, Inc.                                                10,720         266,177
The Estee Lauder Cos., Inc., Class A                                6,140         221,286
                                                                             ------------
                                                                                  487,463
                                                                             ------------
PHARMACEUTICALS (4.2%)
Abbott Laboratories                                                12,910         711,987
Allergan, Inc.                                                      2,890         114,646
Bristol-Myers Squibb Co.                                           18,690         384,080
Eli Lilly & Co.                                                     8,970         303,365
Forest Laboratories, Inc.(a)                                       12,690         294,789
Johnson & Johnson                                                  24,690       1,514,485
King Pharmaceuticals, Inc.(a)                                       3,280          28,831
Merck & Co., Inc.                                                  17,670         546,887
Mylan Laboratories, Inc.(a)                                         3,930          33,680
Schering-Plough Corp.                                              13,260         192,137
Watson Pharmaceuticals, Inc.(a)                                     1,820          47,629
Wyeth                                                              11,140         358,485
                                                                             ------------
                                                                                4,531,001
                                                                             ------------
REAL ESTATE -- OPERATIONS AND DEVELOPMENT (0.2%)
CB Richard Ellis Group, Inc., Class A(a)                           23,180         162,492
                                                                             ------------
REAL ESTATE INVESTMENT TRUST (1.1%)
Apartment Investment & Management Co., Class A                      6,902         100,976
AvalonBay Communities, Inc.                                           540          38,351
Boston Properties, Inc.                                               890          63,083
Developers Diversified Realty Corp.                                 4,300          56,631
Equity Residential                                                  6,540         228,442
General Growth Properties, Inc.                                     4,390          18,175
HCP, Inc.                                                           6,210         185,865
Host Hotels & Resorts, Inc.                                        11,640         120,358
Kimco Realty Corp.                                                  2,190          49,450
Plum Creek Timber Co., Inc.                                         1,580          58,902
ProLogis                                                            1,900          26,600
Public Storage, Inc.                                                  947          77,181
Simon Property Group, Inc.                                          1,750         117,302
Vornado Realty Trust                                                1,030          72,667
                                                                             ------------
                                                                                1,213,983
                                                                             ------------
ROAD & RAIL (1.0%)
Burlington Northern Santa Fe Corp.                                  2,150         191,479
CSX Corp.                                                           3,190         145,847
Norfolk Southern Corp.                                              2,930         175,624
Ryder System, Inc.                                                  6,380         252,775
Union Pacific Corp.                                                 3,940         263,074
                                                                             ------------
                                                                                1,028,799
                                                                             ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.0%)
Advanced Micro Devices, Inc.(a)                                     5,510          19,285
Altera Corp.                                                        3,260          56,561
Analog Devices, Inc.                                                3,050          65,148
Applied Materials, Inc.                                            12,470         160,988
Broadcom Corp., Class A(a)                                          3,760          64,221
Intel Corp.                                                        47,000         752,000
KLA-Tencor Corp.                                                    1,180          27,435
Linear Technology Corp.                                             2,070          46,948
LSI Logic Corp.(a)                                                  6,630          25,525
MEMC Electronic Materials, Inc.(a)                                  3,490          64,146
Microchip Technology, Inc.                                          1,970          48,521
Micron Technology, Inc.(a)                                         31,080         146,387
National Semiconductor Corp.                                        8,670         114,184
Novellus Systems, Inc.(a)                                           1,180          18,644
NVIDIA Corp.(a)                                                     9,975          87,381
QLogic Corp.(a)                                                    13,570         163,111
Teradyne, Inc.(a)                                                   1,870           9,537
Texas Instruments, Inc.                                            11,460         224,157
Xilinx, Inc.                                                        3,090          56,918
                                                                             ------------
                                                                                2,151,097
                                                                             ------------
SOFTWARE (3.7%)
Adobe Systems, Inc.(a)                                             10,874         289,683
Autodesk, Inc.(a)                                                   7,600         161,956
BMC Software, Inc.(a)                                               5,100         131,682
CA, Inc.                                                            4,790          85,262
Citrix Systems, Inc.(a)                                             7,100         182,967
Compuware Corp.(a)                                                  3,840          24,499
Electronic Arts, Inc.(a)                                            5,720         130,302
Intuit, Inc.(a)                                                    13,870         347,582

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2008 (UNAUDITED)

                                                   LARGE CAP ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                                                   SHARES       VALUE
                                                               ----------    -----------
Microsoft Corp.                                                    68,670    $  1,533,401
Novell, Inc.(a)                                                     4,510          21,017
Oracle Corp.(a)                                                    45,131         825,446
Symantec Corp.(a)                                                  20,262         254,896
                                                                             ------------
                                                                                3,988,693
                                                                             ------------
SPECIALTY RETAIL (2.9%)
Abercrombie & Fitch Co., Class A                                    5,150         149,144
AutoNation, Inc.(a)                                                24,960         171,475
AutoZone, Inc.(a)                                                   2,880         366,595
Bed Bath & Beyond, Inc.(a)                                         13,910         358,461
Best Buy Co., Inc.                                                  7,410         198,662
GameStop Corp., Class A(a)                                          4,212         115,367
Gap, Inc.                                                           4,220          54,607
Home Depot, Inc.                                                   14,160         334,034
Limited Brands                                                      9,770         117,045
Lowe's Cos., Inc.                                                  23,780         516,026
Office Depot, Inc.(a)                                              14,190          51,084
RadioShack Corp.                                                    1,290          16,331
Staples, Inc.                                                       6,585         127,947
The Sherwin-Williams Co.                                              820          46,666
Tiffany & Co.                                                       1,090          29,920
TJX Cos., Inc.                                                     14,750         394,710
                                                                             ------------
                                                                                3,048,074
                                                                             ------------
TEXTILES APPAREL & LUXURY GOODS (1.2%)
Coach, Inc.(a)                                                     17,640         363,384
Jones Apparel Group, Inc.                                          27,220         302,414
Liz Claiborne, Inc.                                                 6,580          53,627
NIKE, Inc., Class B                                                 5,930         341,746
Polo Ralph Lauren Corp.                                             2,650         125,001
VF Corp.                                                              840          46,284
                                                                             ------------
                                                                                1,232,456
                                                                             ------------
THRIFTS & MORTGAGE FINANCE (0.2%)
Hudson City Bancorp, Inc.                                           4,880          91,793
MGIC Investment Corp.                                               1,130           4,384
Sovereign Bancorp, Inc.(a)                                         24,068          69,797
Washington Mutual, Inc.                                                 1               0
                                                                             ------------
                                                                                  165,974
                                                                             ------------
TRADING COMPANIES & DISTRIBUTORS (0.2%)
Fastenal Co.                                                        3,950         159,027
W.W. Grainger, Inc.                                                   360          28,285
                                                                             ------------
                                                                                  187,312
                                                                             ------------
WIRELESS TELECOMMUNICATION SERVICES (0.2%)
American Tower Corp., Class A(a)                                    3,870         125,040
Sprint Corp.                                                       41,772         130,746
                                                                             ------------
                                                                                  255,786
                                                                             ------------
TOTAL COMMON STOCKS
   (COST $150,382,578)                                                        105,453,919
                                                                             ------------
SHORT-TERM INVESTMENT (1.2%)
Fifth Third Institutional Government Money
    Market Fund, 2.00%(b)                                       1,258,357       1,258,357
                                                                             ------------
TOTAL SHORT-TERM INVESTMENTS
   (COST $1,258,357)                                                            1,258,357
                                                                             ------------
      TOTAL INVESTMENTS
         (COST $151,640,935) 99.8%                                            106,712,276
      OTHER ASSETS IN EXCESS OF LIABILITIES 0.2%                                  189,779
                                                                             ------------
      NET ASSETS 100.0%                                                      $106,902,055
                                                                             ============

(a) Represents non-income producing security.
(b) Variable rate security. Rate shown represents the rate as of October 31, 2008.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2008 (UNAUDITED)

                                               SMALL MID-CAP ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                                                   SHARES       VALUE
                                                               ----------    -----------
COMMON STOCKS (97.1%)

AEROSPACE & DEFENSE (1.4%)
AAR Corp.(a)                                                        3,350    $    53,566
Alliant Techsystems, Inc.(a)                                        2,140        176,336
Applied Signal Technology, Inc.                                     4,850         86,912
BE Aerospace, Inc.(a)                                               3,820         49,163
Ceradyne, Inc.(a)                                                   3,570         83,895
Cubic Corp.                                                           650         14,463
Curtiss-Wright Corp.                                                3,140        115,866
Esterline Technologies Corp.(a)                                     1,280         46,144
GenCorp, Inc.(a)                                                    1,850          9,065
Kaman Corp., Class A                                                  980         25,019
Moog, Inc., Class A(a)                                              1,750         61,460
Orbital Sciences Corp.(a)                                           5,440        111,466
Teledyne Technologies, Inc.(a)                                      2,280        103,900
Triumph Group, Inc.                                                   860         37,720
                                                                             -----------
                                                                                 974,975
                                                                             -----------
AIR FREIGHT & LOGISTICS (0.2%)
Forward Air Corp.                                                   2,890         75,631
Hub Group, Inc., Class A(a)                                         1,420         44,659
                                                                             -----------
                                                                                 120,290
                                                                             -----------
AIRLINES (0.3%)
AirTran Holdings, Inc.(a)                                           2,960         12,106
Alaska Air Group, Inc.(a)                                           5,020        123,994
JetBlue Airways Corp.(a)                                           10,420         57,831
SkyWest, Inc.                                                       2,350         36,214
                                                                             -----------
                                                                                 230,145
                                                                             -----------
AUTO COMPONENTS (0.9%)
ArvinMeritor, Inc.                                                 20,300        120,176
BorgWarner, Inc.                                                    4,600        103,362
Drew Industries, Inc.(a)                                            3,830         46,343
Gentex Corp.                                                        4,930         47,279
Lear Corp.(a)                                                       6,160         12,381
LKQ Corp.(a)                                                        5,970         68,297
Modine Manufacturing Co.                                            7,580         56,092
Standard Motor Products, Inc.                                      23,380         98,430
Superior Industries International, Inc.                             6,220         88,946
                                                                             -----------
                                                                                 641,306
                                                                             -----------
AUTO PARTS & EQUIPMENT (0.0%)
ATC Technology Corp.(a)                                               900         19,737
Spartan Motors, Inc.                                                1,020          4,682
                                                                             -----------
                                                                                  24,419
                                                                             -----------
AUTOMOBILES (0.1%)
Fleetwood Enterprises, Inc.(a)                                      2,030            914
Monaco Coach Corp.                                                 12,450         27,390
Thor Industries, Inc.                                               1,550         27,745
Winnebago Industries, Inc.                                          1,080          6,415
                                                                             -----------
                                                                                  62,464
                                                                             -----------
BEVERAGES (0.3%)
Hansen Natural Corp.(a)                                             6,050        153,186
PepsiAmericas, Inc.                                                 2,040         38,617
                                                                             -----------
                                                                                 191,803
                                                                             -----------
BIOTECHNOLOGY (1.1%)
ArQule, Inc.(a)                                                     1,120          3,091
Cephalon, Inc.(a)                                                   2,680        192,210
Martek Biosciences Corp.                                            5,760        171,821
PDL BioPharma, Inc.                                                 4,260         41,535
Regeneron Pharmaceuticals, Inc.(a)                                  2,330         44,969
Savient Pharmaceuticals, Inc.(a)                                    1,600          7,616
United Therapeutics Corp.(a)                                        2,060        179,694
Vertex Pharmaceuticals, Inc.(a)                                     5,850        153,328
                                                                             -----------
                                                                                 794,264
                                                                             -----------
BUILDING PRODUCTS (0.5%)
Apogee Enterprises, Inc.                                            1,130         11,142
Griffon Corp.(a)                                                    7,640         64,482
Lennox International, Inc.                                          2,030         60,535
NCI Building Systems, Inc.(a)                                       2,110         39,267
Quanex Building Products Corp.                                      2,565         23,495
Simpson Manufacturing Co., Inc.                                     3,860         88,934
Universal Forest Products, Inc.                                     4,080         96,492
                                                                             -----------
                                                                                 384,347
                                                                             -----------
CAPITAL MARKETS (1.4%)
Apollo Investment Corp.                                             6,530         86,065
Eaton Vance Corp.                                                   6,240        137,280
Investment Technology Group, Inc.(a)                                1,800         36,738
Jefferies Group, Inc.                                               4,540         71,868
LaBranche & Co., Inc.(a)                                            1,780         11,089
optionsXpress Holdings, Inc.                                        6,060        107,626
Piper Jaffray Cos., Inc.(a)                                           820         32,349
Raymond James Financial, Inc.                                       3,800         88,502
SEI Investments Co.                                                 6,970        123,230
SWS Group, Inc.                                                     8,045        149,315
Tradestation Group, Inc.(a)                                        10,930         85,582
Waddell & Reed Financial, Inc., Class A                             3,400         49,368
                                                                             -----------
                                                                                 979,012
                                                                             -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2008 (UNAUDITED)

                                               SMALL MID-CAP ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                                                   SHARES       VALUE
                                                               ----------    -----------
CHEMICALS (2.8%)
A. Schulman, Inc.                                                   4,720    $    84,535
Airgas, Inc.                                                        3,310        126,972
Albemarle Corp.                                                     3,500         85,225
Arch Chemicals, Inc.                                                  980         27,803
Balchem Corp.                                                       2,640         67,478
Cabot Corp.                                                         3,420         90,459
Chemtura Corp.                                                     18,930         32,749
Cytec Industries, Inc.                                              1,970         55,790
Ferro Corp.                                                         4,540         70,279
FMC Corp.                                                           2,950        128,443
Georgia Gulf Corp.                                                 24,620         56,626
H.B. Fuller Co.                                                     1,950         34,457
Lubrizol Corp.                                                      3,300        124,014
Material Sciences Corp.(a)                                          4,060         20,016
Minerals Technologies, Inc.                                           850         48,246
NewMarket Corp.                                                     1,980         74,626
Olin Corp.                                                          6,130        111,321
OM Group, Inc.(a)                                                   1,310         27,955
OMNOVA Solutions, Inc.(a)                                           6,440          7,921
Penford Corp.                                                         460          5,920
PolyOne Corp.(a)                                                   18,300         86,925
Quaker Chemical Corp.                                               3,950         75,563
RPM International, Inc.                                             7,480        106,216
Sensient Technologies Corp.                                         2,710         68,373
Stepan Co.                                                          1,790         64,136
Terra Industries, Inc.                                              5,320        116,987
The Scotts Miracle-Gro Co., Class A                                 1,830         47,800
The Valspar Corp.                                                   5,520        112,884
Zep, Inc.                                                             655         13,788
                                                                             -----------
                                                                               1,973,507
                                                                             -----------
COMMERCIAL BANKS (5.3%)
Associated Bancorp                                                  7,040        155,302
BancorpSouth, Inc.                                                  3,300         80,091
Bank of Hawaii Corp.                                                2,090        105,984
Boston Private Financial Holdings, Inc.                             1,400         12,376
Cascade Bancorp                                                       930          8,872
Cathay General Bancorp                                              2,100         51,408
Central Pacific Financial Corp.                                     6,780        105,768
City National Corp.                                                 1,760         94,213
Colonial BancGroup, Inc.                                           10,940         44,745
Columbia Banking System, Inc.                                         940         14,965
Commerce Bancshares, Inc.                                           2,820        133,330
Community Bank System, Inc.                                         3,900         97,305
Cullen/Frost Bankers, Inc.                                          2,520        141,044
East West Bancorp, Inc.                                             2,460         42,681
First Bancorp                                                      19,930        203,685
First Commonwealth Financial Corp.                                  5,920         65,475
First Financial Bancorp                                             5,160         69,402
First Financial Bankshares, Inc.                                    1,010         54,732
First Midwest Bancorp, Inc.                                         3,010         66,852
FirstMerit Corp.                                                    5,370        125,228
Frontier Financial Corp.                                            1,530         10,190
Glacier Bancorp, Inc.                                               1,980         39,937
Hancock Holding Co.                                                 1,090         48,134
Hanmi Financial Corp.                                               6,250         25,000
Independent Bank Corp.                                              9,165         33,636
Irwin Financial Corp.                                               9,470         20,834
Nara Bancorp, Inc.                                                  5,410         59,510
National Penn Bancshares, Inc.                                      5,600         94,864
Old National Bancorp                                                5,660        107,200
PacWest Bancorp                                                     2,290         57,227
PrivateBancorp, Inc.                                                2,810        101,188
Prosperity Bancshares, Inc.                                         1,780         59,114
Provident Bankshares Corp.                                          4,400         46,948
Signature Bank(a)                                                   1,350         43,983
South Financial Group, Inc.                                         5,940         34,511
Sterling Bancorp                                                    4,300         67,424
Sterling Bancshares, Inc.                                           2,230         17,751
Sterling Financial Corp.                                            4,815         40,879
Susquehanna Bancshares, Inc.                                        7,380        114,316
SVB Financial Group(a)                                              1,380         71,001
Synovus Financial Corp.                                            10,310        106,502
TCF Financial Corp.                                                 7,420        131,631
UCBH Holdings, Inc.                                                 6,500         34,320
UMB Financial Corp.                                                 1,240         56,209
Umpqua Holdings Corp.                                               7,950        135,309
United Bankshares, Inc.                                             2,630         83,897
United Community Banks, Inc.                                        1,582         20,756
Westamerica Bancorp                                                 1,280         73,280
Whitney Holding Corp.                                               4,460         84,740
Wilmington Trust Corp.                                              3,730        107,648
Wilshire Bancorp, Inc.                                             11,690        128,941
Wintrust Financial Corp.                                            1,370         35,072
                                                                             -----------
                                                                               3,765,410
                                                                             -----------
COMMERCIAL SERVICES & SUPPLIES (4.5%)
ABM Industries, Inc.                                                4,930         80,507
Administaff, Inc.                                                     960         19,190
Bowne & Co., Inc.                                                     910          7,089
Brady Corp.                                                         2,100         65,100
CDI Corp.                                                           2,560         33,280
Coinstar, Inc.(a)                                                   4,930        118,271
Consolidated Graphics, Inc.(a)                                        640          8,326
Copart, Inc.(a)                                                     3,790        132,271
Corrections Corp. of America(a)                                     4,460         85,231
Darling International, Inc.(a)                                      2,610         19,679

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2008 (UNAUDITED)

                                               SMALL MID-CAP ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                                                   SHARES       VALUE
                                                               ----------    -----------
Deluxe Corp.                                                        2,300    $    27,968
G & K Services, Inc., Class A                                         890         20,105
Healthcare Services Group                                           1,355         22,439
Heartland Payment Systems, Inc.                                     5,350         93,144
Heidrick & Struggles International, Inc.                              790         19,063
Herman Miller, Inc.                                                 2,180         47,960
HMS Holdings Corp.(a)                                                 760         18,825
HNI Corp.                                                           1,860         34,075
Kelly Services, Inc., Class A                                       8,950        127,448
Korn/Ferry International, Inc.(a)                                   5,530         76,812
Landauer, Inc.                                                        390         21,083
Lender Processing Services, Inc.                                    3,490         80,514
Manpower, Inc.                                                      4,100        127,633
Mine Safety Appliances Co.                                          2,120         57,240
Mobile Mini, Inc.(a)                                                1,290         21,672
Navigant Consulting, Inc.(a)                                        7,570        122,407
On Assignment, Inc.(a)                                              1,130          7,345
Republic Services, Inc., Class A                                    5,780        136,986
Rollins, Inc.                                                       3,780         66,415
SAIC, Inc.(a)                                                       9,820        181,375
School Specialty, Inc.(a)                                             870         18,270
Spherion Corp.(a)                                                  15,320         48,718
Standard Register Co.                                               9,450         76,829
Stericycle, Inc.(a)                                                 3,980        232,551
Tetra Tech, Inc.(a)                                                 2,190         48,158
The Brink's Co.                                                     1,690         81,948
The Corporate Executive Board Co.                                   2,870         85,612
The Dun & Bradstreet Corp.                                          2,900        213,701
Ticketmaster(a)                                                     1,310         12,681
TrueBlue, Inc.(a)                                                   1,440         11,995
United Stationers, Inc.(a)                                          1,660         62,067
Viad Corp.                                                            960         20,976
Volt Information Sciences, Inc.(a)                                  7,815         59,785
Waste Connections, Inc.(a)                                          4,295        145,386
Watson Wyatt & Co. Holdings                                         1,770         75,172
Wright Express Corp.(a)                                             5,860         80,223
                                                                             -----------
                                                                               3,153,525
                                                                             -----------
COMMUNICATIONS EQUIPMENT (1.5%)
ADC Telecommunications, Inc.(a)                                     4,270         27,072
ADTRAN, Inc.                                                        2,100         31,920
Arris Group, Inc.(a)                                                4,269         29,499
Avocent Corp.(a)                                                    1,910         28,688
Bel Fuse, Inc.                                                        720         15,624
Belden CDT, Inc.                                                    1,900         39,596
Black Box Corp.                                                     1,920         58,387
Blue Coat Systems, Inc.(a)                                          1,420         19,170
CommScope, Inc.(a)                                                  2,810         41,335
Comtech Telecommunications Corp.(a)                                 2,470        119,597
Digi International, Inc.(a)                                           790          8,090
Dycom Industries, Inc.(a)                                           1,510         13,409
F5 Networks, Inc.(a)                                                7,770        192,851
Foundry Networks, Inc.(a)                                           5,540         82,269
Harmonic, Inc.(a)                                                   2,830         20,121
NETGEAR, Inc.(a)                                                    5,730         63,316
Network Equipment Technologies, Inc.(a)                               920          2,512
PCTEL, Inc.                                                           750          4,403
Plantronics, Inc.                                                   4,710         68,012
Polycom, Inc.(a)                                                    3,350         70,383
Symmetricom, Inc.(a)                                                6,030         26,834
Tekelec(a)                                                          1,620         20,558
Tollgrade Communications, Inc.(a)                                     500          2,200
ViaSat, Inc.(a)                                                     2,330         42,453
                                                                             -----------
                                                                               1,028,299
                                                                             -----------
COMPUTERS & PERIPHERALS (1.0%)
Adaptec, Inc.(a)                                                    3,850         12,358
Avid Technology, Inc.(a)                                            1,440         21,355
Diebold, Inc.                                                       3,760        111,747
Hutchinson Technology, Inc.(a)                                        970          6,635
Imation Corp.                                                       7,250         89,320
NCR Corp.(a)                                                        6,250        114,250
Novatel Wireless, Inc.(a)                                           1,100          5,731
Palm, Inc.(a)                                                      15,140         60,409
Stratasys, Inc.(a)                                                  2,570         31,046
Synaptics, Inc.(a)                                                  1,560         48,188
Western Digital Corp.(a)                                           12,080        199,320
                                                                             -----------
                                                                                 700,359
                                                                             -----------
CONSTRUCTION & ENGINEERING (0.7%)
EMCOR Group, Inc.(a)                                                2,590         46,024
Granite Construction, Inc.                                          1,480         52,792
Insituform Technologies, Inc., Class A(a)                           2,650         35,589
KBR, Inc.                                                           6,520         96,757
Quanta Services, Inc.(a)                                            6,580        130,021
Shaw Group, Inc.(a)                                                 3,220         57,606
URS Corp.(a)                                                        3,370         99,044
                                                                             -----------
                                                                                 517,833
                                                                             -----------
CONSTRUCTION MATERIALS (0.4%)
Headwaters, Inc.(a)                                                10,030        106,318
Martin Marietta Materials, Inc.                                     1,600        125,408
Texas Industries, Inc.                                              1,200         37,956
                                                                             -----------
                                                                                 269,682
                                                                             -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2008 (UNAUDITED)

                                               SMALL MID-CAP ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                                                   SHARES       VALUE
                                                               ----------    -----------
CONSUMER FINANCE (0.3%)
AmeriCredit Corp.(a)                                               11,710    $    68,621
Cash America International, Inc.                                    1,300         45,981
First Cash Financial Services, Inc.(a)                              4,200         64,554
Rewards Network, Inc.(a)                                              940          3,572
World Acceptance Corp.(a)                                           3,150         58,212
                                                                             -----------
                                                                                 240,940
                                                                             -----------
CONTAINERS & PACKAGING (0.7%)
AptarGroup, Inc.                                                    2,610         79,135
Greif, Inc., Class A                                                1,410         57,218
Myers Industries, Inc.                                                870          9,196
Packaging Corp. of America                                          3,640         61,261
Rock-Tenn Co., Class A                                              4,480        136,237
Sonoco Products Co.                                                 5,110        128,670
Temple-Inland, Inc.                                                 3,840         22,771
                                                                             -----------
                                                                                 494,488
                                                                             -----------
DISTRIBUTORS (0.1%)
Audiovox Corp., Class A(a)                                          3,600         21,204
MWI Veterinary Supply, Inc.(a)                                        500         17,315
                                                                             -----------
                                                                                  38,519
                                                                             -----------
DIVERSIFIED CONSUMER SERVICES (2.0%)
Career Education Corp.(a)                                           7,440        117,626
Corinthian Colleges, Inc.(a)                                        8,620        123,094
DeVry, Inc.                                                         2,440        138,324
Hillenbrand, Inc.                                                   2,400         45,600
Interval Leisure Group, Inc.(a)                                       220          1,597
ITT Educational Services, Inc.(a)                                   2,280        199,842
Matthews International Corp., Class A                               2,670        119,162
NutriSystem, Inc.                                                   8,200        116,030
Pre-Paid Legal Services, Inc.(a)                                    2,370         93,568
Regis Corp.                                                         3,230         39,955
Service Corp. International                                         8,610         59,409
Sotheby's                                                           4,440         41,336
Strayer Education, Inc.                                             1,050        237,583
Universal Technical Institute, Inc.(a)                              3,800         62,700
                                                                             -----------
                                                                               1,395,826
                                                                             -----------
DIVERSIFIED FINANCIAL SERVICES (0.8%)
Affiliated Managers Group, Inc.(a)                                  2,210        102,500
Financial Federal Corp.                                             2,740         63,431
Greenhill & Co., Inc.                                               3,350        220,999
National Financial Partners Corp.                                   1,810         12,055
Portfolio Recovery Associates, Inc.(a)                              3,470        124,503
Stifel Financial Corp.(a)                                           1,020         44,523
                                                                             -----------
                                                                                 568,011
                                                                             -----------
DIVERSIFIED TELECOMMUNICATION SERVICES (0.1%)
Cincinnati Bell, Inc.(a)                                            7,770         18,570
FairPoint Communications, Inc.                                      2,800         11,144
General Communication, Inc., Class A(a)                             1,510         11,597
NeuStar, Inc., Class A(a)                                           2,910         57,327
                                                                             -----------
                                                                                  98,638
                                                                             -----------
ELECTRIC UTILITIES (1.7%)
ALLETE, Inc.                                                        2,580         90,300
Central Vermont Public Service Corp.                                2,440         48,580
Cleco Corp.                                                         3,580         82,376
DPL, Inc.                                                           3,840         87,590
El Paso Electric Co.(a)                                             1,540         28,521
Great Plains Energy, Inc.                                           7,201        139,988
Hawaiian Electric Industries, Inc.                                  5,850        155,727
IDACORP, Inc.                                                       3,090         82,379
Northeast Utilities                                                 5,490        123,855
Sierra Pacific Resources                                            8,940         74,113
UIL Holdings Corp.                                                  2,680         88,440
Unisource Energy Corp.                                              3,230         89,083
Westar Energy, Inc.                                                 5,800        113,042
                                                                             -----------
                                                                               1,203,994
                                                                             -----------
ELECTRICAL EQUIPMENT (1.1%)
A.O. Smith Corp.                                                    2,560         80,768
Acuity Brands, Inc.                                                 1,740         60,830
AMETEK, Inc.                                                        4,210        139,983
Baldor Electric Co.                                                 2,060         36,174
C&D Technologies, Inc.(a)                                           5,630         19,705
Hubbell, Inc., Class B                                              2,390         85,729
MagneTek, Inc.(a)                                                   1,070          2,301
REGAL-BELOIT Corp.                                                  1,460         47,538
Roper Industries, Inc.                                              3,650        165,527
Thomas & Betts Corp.(a)                                             2,240         53,200
Vicor Corp.                                                           570          3,984
Woodward Governor Co.                                               2,260         72,546
                                                                             -----------
                                                                                 768,285
                                                                             -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS (2.6%)
Agilysys, Inc.                                                        880          3,538
Anixter International, Inc.(a)                                      1,270         42,685
Arrow Electronics, Inc.(a)                                          5,780        100,861
Avnet, Inc.(a)                                                      5,860         98,096
Benchmark Electronics, Inc.(a)                                      4,610         55,274
Brightpoint, Inc.(a)                                                5,620         32,371
Checkpoint Systems, Inc.(a)                                         1,590         20,050
Cognex Corp.                                                        1,630         26,113
CTS Corp.                                                           4,880         34,111

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2008 (UNAUDITED)

                                               SMALL MID-CAP ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                                                   SHARES       VALUE
                                                               ----------    -----------
Daktronics, Inc.                                                    3,840    $    38,246
Electro Scientific Industries, Inc.(a)                                970          8,119
FARO Technologies, Inc.(a)                                          3,470         52,640
FLIR Systems, Inc.(a)                                               9,070        291,147
Gerber Scientific, Inc.(a)                                          3,610         17,256
II-VI, Inc.(a)                                                      1,000         28,090
Ingram Micro, Inc.(a)                                               9,990        133,167
Insight Enterprises, Inc.(a)                                        5,000         48,650
Itron, Inc.(a)                                                      1,350         65,448
Keithley Instruments, Inc.                                            440          1,870
Littelfuse, Inc.(a)                                                 1,050         19,593
LoJack Corp.(a)                                                     3,360         14,683
Mercury Computer Systems, Inc.(a)                                     790          5,672
Methode Electronics, Inc.                                           3,020         22,922
MTS Systems Corp.                                                     870         28,258
National Instruments Corp.                                          2,230         56,642
Newport Corp.(a)                                                    1,130          8,125
Park Electrochemical Corp.                                          2,460         53,185
Plexus Corp.(a)                                                     1,700         31,722
RadiSys Corp.(a)                                                      710          4,523
Rogers Corp.(a)                                                       910         27,391
ScanSource, Inc.(a)                                                 2,910         57,734
SYNNEX Corp.(a)                                                     7,810        120,508
Tech Data Corp.(a)                                                  3,970         85,156
Technitrol, Inc.                                                    1,530          8,828
Trimble Navigation Ltd.(a)                                          6,050        124,448
TTM Technologies, Inc.(a)                                           1,280          9,165
Vishay Intertechnology, Inc.(a)                                    10,190         43,919
                                                                             -----------
                                                                               1,820,206
                                                                             -----------
ENERGY EQUIPMENT & SERVICES (2.3%)
Atwood Oceanics, Inc.(a)                                            2,100         57,708
Basic Energy Services, Inc.(a)                                      7,390        101,095
Bristow Group, Inc.(a)                                              1,140         28,238
CARBO Ceramics, Inc.                                                2,350        101,684
Dril-Quip, Inc.(a)                                                  1,660         41,002
Exterran Holdings, Inc.(a)                                          2,660         59,611
FMC Technologies, Inc.(a)                                           6,220        217,638
Gulf Island Fabrication, Inc.                                         440          8,672
Helix Energy Solutions Group, Inc.(a)                               5,820         61,459
Helmerich & Payne, Inc.                                             4,080        139,985
ION Geophysical Corp.(a)                                            2,890         18,958
Lufkin Industries, Inc.                                               580         30,346
Matrix Service Co.(a)                                               1,030         12,618
NATCO Group, Inc., Class A(a)                                         780         16,489
Oceaneering International, Inc.(a)                                  3,040         85,637
Patterson-UTI Energy, Inc.                                          5,570         73,914
Pride International, Inc.(a)                                        6,420        120,632
SEACOR Holdings, Inc.(a)                                              860         57,766
Superior Energy Services, Inc.(a)                                   3,070         65,452
Superior Well Services, Inc.(a)                                     2,930         49,078
TETRA Technologies, Inc.(a)                                         2,610         18,166
Tidewater, Inc.                                                     2,140         93,325
Unit Corp.(a)                                                       4,110        154,289
                                                                             -----------
                                                                               1,613,762
                                                                             -----------
FOOD & STAPLES RETAILING (0.8%)
BJ's Wholesale Club, Inc.(a)                                        2,400         84,480
Casey's General Stores, Inc.                                        1,840         55,568
Great Atlantic & Pacific Tea Co., Inc.(a)                           1,880         15,548
Nash Finch Co.                                                      3,950        155,748
Ruddick Corp.                                                       2,130         61,003
Spartan Stores, Inc.                                                4,630        124,964
United Natural Foods, Inc.(a)                                       3,370         75,286
                                                                             -----------
                                                                                 572,597
                                                                             -----------
FOOD PRODUCTS (1.3%)
Corn Products International, Inc.                                   2,900         70,528
Flowers Foods, Inc.                                                 2,925         86,726
Green Mountain Coffee Roasters, Inc.(a)                             2,170         62,908
Hain Celestial Group, Inc.(a)                                       1,540         35,790
Hormel Foods Corp.                                                  2,610         73,759
J & J Snack Foods Corp.                                               630         19,757
J.M. Smucker Co.                                                    2,920        130,115
Lancaster Colony Corp.                                                900         28,386
Lance, Inc.                                                         2,510         51,932
Mannatech, Inc.                                                    21,550         86,415
Peet's Coffee & Tea, Inc.(a)                                          450         10,107
Ralcorp Holdings, Inc.(a)                                           2,210        149,573
Sanderson Farms, Inc.                                                 710         22,166
Smithfield Foods, Inc.(a)                                           6,300         66,276
Tootsie Roll Industries, Inc.                                         950         23,626
TreeHouse Foods, Inc.(a)                                            1,230         37,220
                                                                             -----------
                                                                                 955,284
                                                                             -----------
GAS UTILITIES (2.8%)
AGL Resources, Inc.                                                 4,520        137,408
Atmos Energy Corp.                                                  8,270        200,713
Energen Corp.                                                       2,870         96,346
Equitable Resources, Inc.                                           4,940        171,467
Laclede Group, Inc.                                                 3,760        196,723
National Fuel Gas Co.                                               3,280        118,703
New Jersey Resources Corp.                                          2,900        107,996
Northwest Natural Gas Co.                                           1,820         92,602
ONEOK, Inc.                                                         5,730        182,787
Piedmont Natural Gas Co., Inc.                                      4,040        132,997

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2008 (UNAUDITED)

                                               SMALL MID-CAP ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                                                   SHARES       VALUE
                                                               ----------    -----------
South Jersey Industries, Inc.                                       1,150    $    39,180
Southern Union Co.                                                  5,740         98,843
Southwest Gas Corp.                                                 4,440        115,973
UGI Corp.                                                           5,210        124,363
WGL Holdings, Inc.                                                  3,920        126,185
                                                                             -----------
                                                                               1,942,286
                                                                             -----------
HEALTH CARE EQUIPMENT & SUPPLIES (3.8%)
Abaxis, Inc.(a)                                                     2,690         41,345
Advanced Medical Optics, Inc.(a)                                    2,460         15,178
American Medical Systems Holdings, Inc.(a)                          4,650         50,313
Analogic Corp.                                                        630         27,821
ArthroCare Corp.(a)                                                 1,110         23,066
Beckman Coulter, Inc.                                               2,500        124,800
BioLase Technology, Inc.(a)                                           890          1,549
CONMED Corp.(a)                                                     1,050         27,510
Cooper Cos., Inc.                                                   3,590         59,163
Cyberonics, Inc.(a)                                                   860         10,956
Datascope Corp.                                                     1,560         78,265
DENTSPLY International, Inc.                                        5,810        176,508
Edwards Lifesciences Corp.(a)                                       2,280        120,475
Gen-Probe, Inc.(a)                                                  3,310        155,769
Greatbatch, Inc.(a)                                                 1,010         21,968
Haemonetics Corp.(a)                                                1,530         90,362
Hill-Rom Holdings, Inc.                                             2,520         57,355
Hologic, Inc.(a)                                                   12,740        155,938
ICU Medical, Inc.(a)                                                1,790         57,334
IDEXX Laboratories, Inc.(a)                                         3,490        122,813
Immucor, Inc.(a)                                                    5,550        147,352
Integra LifeSciences Holdings(a)                                    2,650         99,481
Invacare Corp.                                                      1,130         20,555
Kensey Nash Corp.(a)                                                1,890         47,987
Kinetic Concepts, Inc.(a)                                           4,450        107,734
Mentor Corp.                                                        1,410         23,829
Meridian Bioscience, Inc.                                           1,440         35,395
Merit Medical Systems, Inc.(a)                                      3,510         64,233
Natus Medical, Inc.(a)                                                910         13,923
Osteotech, Inc.(a)                                                    830          2,648
Palomar Medical Technologies, Inc.(a)                               8,610         98,498
ResMed, Inc.(a)                                                     4,550        155,883
STERIS Corp.                                                        2,280         77,611
SurModics, Inc.(a)                                                  1,600         42,400
Symmetry Medical, Inc.(a)                                           1,160         14,987
Techne Corp.                                                        2,550        176,001
Theragenics Corp.(a)                                                1,190          2,321
Varian, Inc.(a)                                                     1,270         46,800
West Pharmaceutical Services, Inc.                                  1,320         52,694
Zoll Medical Corp.(a)                                                 810         19,505
                                                                             -----------
                                                                               2,668,325
                                                                             -----------
HEALTH CARE PROVIDERS & SERVICES (3.7%)
Air Methods Corp.(a)                                                1,790         30,036
Amedisys, Inc.(a)                                                   1,929        108,815
AMERIGROUP Corp.(a)                                                 2,100         52,500
AMN Healthcare Services, Inc.(a)                                    5,650         50,794
AmSurg Corp.(a)                                                     3,200         79,808
Catalyst Health Solutions, Inc.(a)                                  7,140        120,452
Centene Corp.(a)                                                    1,700         32,028
Chemed Corp.                                                        1,160         50,796
Cross Country Healthcare, Inc.(a)                                   1,010         11,433
CryoLife, Inc.(a)                                                     800         10,720
Gentiva Health Services, Inc.(a)                                    2,380         64,617
Health Net, Inc.(a)                                                 4,390         56,543
HealthSpring, Inc.(a)                                               1,890         31,223
Healthways, Inc.(a)                                                 3,080         31,108
Henry Schein, Inc.(a)                                               4,440        207,836
inVentiv Health, Inc.(a)                                            4,650         44,036
Kindred Healthcare, Inc.(a)                                         4,840         70,132
LCA-Vision, Inc.                                                    8,020         27,428
LHC Group, Inc.(a)                                                  6,610        233,201
LifePoint Hospitals, Inc.(a)                                        2,320         55,610
Lincare Holdings, Inc.(a)                                           5,060        133,331
Magellan Health Services, Inc.(a)                                   1,710         63,167
MedCath Corp.(a)                                                    2,280         35,158
Molina Healthcare, Inc.(a)                                          2,770         61,688
Odyssey Healthcare, Inc.(a)                                         1,220         11,700
Omnicare, Inc.                                                      6,930        191,060
Owens & Minor, Inc.                                                 2,800        121,156
Pediatrix Medical Group, Inc.(a)                                    2,850        110,152
PharMerica Corp.(a)                                                 4,440         91,153
PSS World Medical, Inc.(a)                                          2,120         38,457
Psychiatric Solutions, Inc.(a)                                      6,630        220,713
RehabCare, Inc.(a)                                                    680         11,648
Res-Care, Inc.(a)                                                     880         13,561
Sunrise Senior Living, Inc.(a)                                      4,280         12,926
VCA Antech, Inc.(a)                                                 5,880        106,428
WellCare Health Plans, Inc.(a)                                      1,740         42,056
                                                                             -----------
                                                                               2,633,470
                                                                             -----------
HEALTH CARE TECHNOLOGY (0.1%)
Eclipsys Corp.(a)                                                   1,870         27,769
Omnicell, Inc.(a)                                                   1,190         13,066
Phase Forward, Inc.(a)                                              1,550         22,119
                                                                             -----------
                                                                                  62,954
                                                                             -----------
HOTELS, RESTAURANTS & LEISURE (1.4%)
Bob Evans Farms, Inc.                                               3,020         63,058
Brinker International, Inc.                                         3,870         35,991
California Pizza Kitchen, Inc.(a)                                     990          9,672

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2008 (UNAUDITED)

                                               SMALL MID-CAP ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                                                   SHARES       VALUE
                                                               ----------    -----------
CBRL Group, Inc.                                                    1,150    $    22,908
CEC Entertainment, Inc.(a)                                          3,510         90,137
Cheesecake Factory(a)                                               4,970         43,736
CKE Restaurants, Inc.                                               3,640         30,904
International Speedway Corp., Class A                               1,580         49,596
Jack in the Box, Inc.(a)                                            2,310         46,431
LIFE TIME FITNESS, Inc.(a)                                          1,580         30,083
Marcus Corp.                                                          790         11,084
O'Charley's, Inc.                                                   7,050         52,875
P.F. Chang's China Bistro, Inc.(a)                                  4,020         82,249
Panera Bread Co., Class A(a)                                        4,010        180,931
Papa John's International, Inc.(a)                                  3,930         88,661
Red Robin Gourmet Burgers, Inc.(a)                                    830         12,608
Ruby Tuesday, Inc.(a)                                              10,100         24,341
Ruth's Hospitality Group, Inc.(a)                                     830          1,901
Sonic Corp.(a)                                                      5,440         58,208
Texas Roadhouse, Inc., Class A(a)                                   1,760         12,355
The Steak n Shake Co.(a)                                            3,590         18,488
Wendy's/Arby's Group, Inc., Class A                                13,920         50,390
                                                                             -----------
                                                                               1,016,607
                                                                             -----------
HOUSEHOLD DURABLES (2.5%)
American Greetings Corp., Class A                                   1,970         23,010
Bassett Furniture Industries, Inc.                                 19,120         84,319
Blyth, Inc.                                                           920          7,912
Champion Enterprises, Inc.(a)                                       2,450          4,582
Ethan Allen Interiors, Inc.                                         2,720         48,661
Furniture Brands International, Inc.                               19,650        111,808
Hovnanian Enterprises, Inc., Class A(a)                             1,370          5,877
Interface, Inc.                                                     1,830         12,901
La-Z-Boy, Inc.                                                     24,660        142,535
Libbey, Inc.                                                        4,060         14,860
M.D.C. Holdings, Inc.                                               1,560         52,463
M/I Homes, Inc.                                                    11,420        155,426
Meritage Homes Corp.(a)                                             8,600        118,078
Mohawk Industries, Inc.(a)                                          2,290        110,790
National Presto Industries, Inc.                                    1,740        115,275
NVR, Inc.(a)                                                          444        217,653
Russ Berrie & Co., Inc.(a)                                            610          1,647
Ryland Group, Inc.                                                  7,070        132,845
Skyline Corp.                                                         490         10,594
Standard Pacific Corp.(a)                                          25,820         73,587
Toll Brothers, Inc.(a)                                              9,940        229,813
Tupperware Corp.                                                    2,350         59,455
Universal Electronics, Inc.(a)                                        660         13,946
                                                                             -----------
                                                                               1,748,037
                                                                             -----------
HOUSEHOLD PRODUCTS (0.7%)
Central Garden & Pet Co., Class A(a)                               24,690         78,514
Church & Dwight Co., Inc.                                           3,560        210,360
Energizer Holdings, Inc.(a)                                         3,280        160,261
Spectrum Brands, Inc.(a)                                            7,970          4,862
WD-40 Co.                                                             670         19,497
                                                                             -----------
                                                                                 473,494
                                                                             -----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
Black Hills Corp.                                                   2,680         67,670
                                                                             -----------
INDUSTRIAL CONGLOMERATES (0.6%)
Carlisle Cos., Inc.                                                 2,390         55,567
Standex International Corp.                                         6,600        170,346
Teleflex, Inc.                                                      2,120        112,339
Tredegar Corp.                                                      3,980         58,586
                                                                             -----------
                                                                                 396,838
                                                                             -----------
INSURANCE (4.3%)
American Financial Group, Inc.                                      4,630        105,240
Arthur J. Gallagher & Co.                                           4,730        115,223
Brown & Brown, Inc.                                                 7,320        150,206
Delphi Financial Group, Inc., Class A                               1,805         28,429
Everest Re Group Ltd.                                               2,790        208,413
Fidelity National Financial, Inc., Class A                         18,670        168,217
First American Financial Corp.                                      7,200        146,952
HCC Insurance Holdings, Inc.                                        4,120         90,887
Horace Mann Educators Corp.                                         3,110         24,756
Infinity Property & Casualty Corp.                                  2,920        116,274
LandAmerica Financial Group, Inc.                                   7,100         69,935
Mercury General Corp.                                               2,670        137,158
Old Republic International Corp.                                   14,320        131,887
Philadelphia Consolidated Holding Corp.(a)                          4,260        249,167
Presidential Life Corp.                                             4,470         41,929
ProAssurance Corp.(a)                                               1,410         77,479
Protective Life Corp.                                               4,630         38,661
RLI Corp.                                                             800         45,912
Safety Insurance Group, Inc.                                        3,220        122,328
Selective Insurance Group, Inc.                                     4,070         96,662
StanCorp Financial Group, Inc.                                      2,080         70,886
Stewart Information Services Corp.                                  8,220        136,452
The Hanover Insurance Group, Inc.                                   3,110        122,067
The Navigators Group, Inc.(a)                                         700         35,357
The PMI Group, Inc.                                                 7,530         18,750
Tower Group, Inc.                                                     790         16,614
United Fire & Casualty Co.                                          2,090         48,425

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2008 (UNAUDITED)

                                              SMALL MID-CAP ENHANCED INDEX FUND
-------------------------------------------------------------------------------

                                                                   SHARES       VALUE
                                                               ----------    -----------
Unitrin, Inc.                                                       3,600    $    75,600
W.R. Berkley Corp.                                                  8,400        220,668
Zenith National Insurance Corp.                                     4,145        136,205
                                                                             -----------
                                                                               3,046,739
                                                                             -----------
INTERNET & CATALOG RETAIL (0.1%)
Netflix, Inc.(a)                                                    1,760         43,578
                                                                             -----------
INTERNET SOFTWARE & SERVICES (2.2%)
Bankrate, Inc.(a)                                                   3,650        120,121
Blue Nile, Inc.(a)                                                    670         20,489
Concur Technologies, Inc.(a)                                        3,860         97,388
DealerTrack Holdings, Inc.(a)                                       5,110         54,830
Digital River, Inc.(a)                                              5,910        146,450
InfoSpace, Inc.                                                     5,720         49,020
J2 Global Communications, Inc.(a)                                   8,540        137,665
McAfee, Inc.(a)                                                     8,080        263,004
Perficient, Inc.(a)                                                 1,110          6,094
PetMed Express, Inc.(a)                                            11,050        195,143
Priceline.com, Inc.(a)                                              2,150        113,155
Stamps.com, Inc.(a)                                                 5,940         57,974
The Knot, Inc.(a)                                                     880          6,072
United Online, Inc.                                                 9,840         72,816
ValueClick, Inc.(a)                                                 6,870         50,838
Websense, Inc.(a)                                                   7,970        155,574
                                                                             -----------
                                                                               1,546,633
                                                                             -----------
IT SERVICES (1.9%)
3Com Corp.(a)                                                      12,320         33,634
Acxiom Corp.                                                        7,840         61,623
Alliance Data Systems Corp.(a)                                      3,580        179,573
Broadridge Financial Solutions, Inc.                                4,970         60,137
CACI International, Inc., Class A(a)                                2,730        112,422
Cerner Corp.(a)                                                     3,630        135,145
Ciber, Inc.(a)                                                      9,010         48,654
CSG Systems International, Inc.(a)                                  1,280         21,286
CyberSource Corp.(a)                                                2,416         29,354
DST Systems, Inc.(a)                                                3,240        131,479
Gartner, Inc.(a)                                                    4,080         75,072
Gevity HR, Inc.                                                    25,020         85,318
Global Payments, Inc.                                               4,620        187,156
ManTech International Corp., Class A(a)                               880         47,467
MAXIMUS, Inc.                                                         960         30,662
MPS Group, Inc.(a)                                                  3,040         23,682
SI International, Inc.(a)                                             670         19,296
SRA International, Inc., Class A(a)                                 3,460         63,941
StarTek, Inc.(a)                                                      440          1,456
Sykes Enterprises, Inc.(a)                                          1,130         18,035
                                                                             -----------
                                                                               1,365,392
                                                                             -----------
LEISURE EQUIPMENT & PRODUCTS (0.7%)
Arctic Cat, Inc.                                                   10,500         79,590
Brunswick Corp.                                                    11,400         39,558
Callaway Golf Co.                                                   2,270         23,744
JAKKS Pacific, Inc.(a)                                              1,180         26,397
MarineMax, Inc.(a)                                                  6,320         14,662
Nautilus Group, Inc.(a)                                            19,540         47,678
Polaris Industries, Inc.                                            3,070        103,367
Pool Corp.                                                          6,860        119,433
RC2 Corp.(a)                                                          900         11,430
Sturm, Ruger & Co., Inc.(a)                                           730          5,219
                                                                             -----------
                                                                                 471,078
                                                                             -----------
LIFE SCIENCES TOOLS AND SERVICES (1.2%)
Affymetrix, Inc.(a)                                                 6,910         25,498
Cambrex Corp.(a)                                                    8,270         37,215
Charles River Laboratories International, Inc.(a)                   3,310        118,597
Covance, Inc.(a)                                                    2,910        145,500
Dionex Corp.(a)                                                     1,650         88,820
Enzo Biochem, Inc.(a)                                               1,040          6,001
Invitrogen Corp.(a)                                                 6,360        183,104
Kendle International, Inc.(a)                                       1,860         33,610
PAREXEL International Corp.(a)                                      1,920         19,968
Pharmaceutical Product Development, Inc.                            6,350        196,723
Pharmanet Development Group, Inc.(a)                                2,270          3,632
                                                                             -----------
                                                                                 858,668
                                                                             -----------
MACHINERY (3.2%)
AGCO Corp.(a)                                                       3,630        114,417
Albany International Corp., Class A                                 1,290         18,782
Applied Industrial Technologies, Inc.                               1,310         26,449
Astec Industries, Inc.(a)                                             770         19,573
Barnes Group, Inc.                                                  1,770         25,683
Briggs & Stratton Corp.                                             5,210         82,110
Cascade Corp.                                                         430         14,194
CLARCOR, Inc.                                                       2,010         71,134
Crane Co.                                                           2,040         33,395
Donaldson Co., Inc.                                                 4,280        150,442
EnPro Industries, Inc.(a)                                             960         21,322
Federal Signal Corp.                                                9,340         79,483
Gardner Denver, Inc.(a)                                             2,060         52,777
Graco, Inc.                                                         4,380        108,317
Harsco Corp.                                                        3,280         77,638
IDEX Corp.                                                          3,190         73,944
Intevac, Inc.(a)                                                    6,520         50,726
John Bean Technologies Corp.                                        1,265         10,601
Joy Global, Inc.                                                    6,010        174,170
Kaydon Corp.                                                        1,260         42,097
Kennametal, Inc.                                                    3,030         64,297

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2008 (UNAUDITED)

                                               SMALL MID-CAP ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                                                   SHARES       VALUE
                                                               ----------    -----------
Lincoln Electric Holdings, Inc.                                     1,720    $    74,218
Lindsay Manufacturing Co.                                             510         24,266
Lydall, Inc.(a)                                                     5,430         36,109
Mueller Industries, Inc.                                            2,550         58,318
Nordson Corp.                                                       1,420         52,441
Oshkosh Truck Corp.                                                 3,120         23,899
Pentair, Inc.                                                       3,830        105,861
Robbins & Myers, Inc.                                               1,380         28,152
SPX Corp.                                                           2,140         82,904
The Timken Co.                                                      4,980         79,082
Toro Co.                                                            2,830         95,201
Trinity Industries, Inc.                                            5,020         84,738
Valmont Industries, Inc.                                              680         37,250
Wabash National Corp.                                              24,940        151,635
Watts Water Technologies, Inc.                                      1,230         32,509
                                                                             -----------
                                                                               2,278,134
                                                                             -----------
MARINE (0.2%)
Alexander & Baldwin, Inc.                                           1,780         56,782
Kirby Corp.(a)                                                      2,130         73,102
Overseas Shipholding Group, Inc.                                    1,080         40,586
                                                                             -----------
                                                                                 170,470
                                                                             -----------
MEDIA (0.9%)
4Kids Entertainment, Inc.(a)                                          470          2,486
AH Belo Corp., Class A                                                670          2,218
Belo Corp., Class A                                                 6,960         14,825
DreamWorks Animation SKG, Inc., Class A(a)                          7,810        219,461
Entercom Communications Corp., Class A                              7,330          4,911
Harte-Hanks, Inc.                                                   1,540         10,811
John Wiley & Sons, Inc., Class A                                    3,290        114,426
Lamar Advertising Co., Class A(a)                                   3,330         50,516
Live Nation, Inc.(a)                                                7,270         81,788
Media General, Inc., Class A                                        7,970         60,811
Radio One, Inc., Class D(a)                                         3,110            248
Scholastic Corp.                                                    2,340         43,454
Valassis Communications, Inc., Class A(a)                           7,650         33,966
                                                                             -----------
                                                                                 639,921
                                                                             -----------
METALS & MINING (1.2%)
A.M. Castle & Co.                                                   2,330         28,356
AMCOL International Corp.                                             830         20,360
Brush Engineered Materials, Inc.(a)                                 2,360         28,957
Carpenter Technology Corp.                                          1,930         34,933
Century Aluminum Co.(a)                                             1,350         16,969
Cliffs Natural Resources, Inc.                                      6,640        179,214
Commercial Metals Co.                                               8,100         89,910
Gibraltar Industries, Inc.                                          7,780        103,085
Olympic Steel, Inc.                                                   370          8,458
Patriot Coal Corp.(a)                                               2,480         39,258
Reliance Steel & Aluminum Co.                                       2,470         61,849
RTI International Metals, Inc.(a)                                   1,040         16,422
Steel Dynamics, Inc.                                               11,130        132,670
Worthington Industries, Inc.                                        5,130         61,919
                                                                             -----------
                                                                                 822,360
                                                                             -----------
MULTI-UTILITIES (2.2%)
Alliant Energy Corp.                                                5,370        157,771
Avista Corp.                                                        4,370         86,788
CH Energy Group, Inc.                                               3,040        125,339
MDU Resources Group, Inc.                                           6,700        122,007
NSTAR                                                               5,220        172,521
OGE Energy Corp.                                                    4,900        133,770
PNM Resources, Inc.                                                 7,850         76,537
Puget Energy, Inc.                                                  6,520        152,764
SCANA Corp.                                                         5,920        194,827
Vectren Corp.                                                       5,040        127,008
Wisconsin Energy Corp.                                              4,770        207,495
                                                                             -----------
                                                                               1,556,827
                                                                             -----------
MULTILINE RETAIL (0.4%)
99 Cents Only Stores(a)                                             4,280         52,216
Fred's, Inc.                                                       11,010        134,873
Saks, Inc.(a)                                                       4,950         29,700
The Andersons, Inc.                                                   780         20,771
Tuesday Morning Corp.(a)                                           24,710         55,350
                                                                             -----------
                                                                                 292,910
                                                                             -----------
OFFICE ELECTRONICS (0.1%)
Zebra Technologies Corp., Class A(a)                                2,660         53,838
                                                                             -----------
OIL, GAS & CONSUMABLE FUELS (2.5%)
Arch Coal, Inc.                                                     5,630        120,538
Bill Barrett Corp.(a)                                               1,320         26,928
Cimarex Energy Co.                                                  5,460        220,912
Denbury Resources, Inc.(a)                                         11,190        142,225
Encore Acquisition Co.(a)                                           6,580        204,967
Forest Oil Corp.(a)                                                 3,540        103,403
Frontier Oil Corp.                                                  6,600         87,186
Hornbeck Offshore Services, Inc.(a)                                 3,310         78,778
Newfield Exploration Co.(a)                                         6,270        144,085
Penn Virginia Corp.                                                 3,300        122,661
Petroleum Development Corp.(a)                                      2,470         51,154
PetroQuest Energy, Inc.(a)                                          1,450         14,427
Pioneer Drilling Co.(a)                                             1,560         12,074
Plains Exploration & Production Co.(a)                              4,260        120,132
Quicksilver Resources, Inc.(a)                                      5,600         58,632
St. Mary Land & Exploration Co.                                     5,140        127,935

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2008 (UNAUDITED)

                                               SMALL MID-CAP ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                                                   SHARES       VALUE
                                                               ----------    -----------
Stone Energy Corp.(a)                                               1,390    $    42,173
Swift Energy Co.(a)                                                 1,230         39,458
World Fuel Services Corp.                                           1,220         26,145
                                                                             -----------
                                                                               1,743,813
                                                                             -----------
PAPER & FOREST PRODUCTS (0.4%)
Buckeye Technologies, Inc.(a)                                       1,250          7,363
Deltic Timber Corp.                                                 2,200        100,210
Louisiana-Pacific Corp.                                             9,030         43,344
Neenah Paper, Inc.                                                    870          7,856
Wausau-Mosinee Paper Corp.                                         10,420         96,489
                                                                             -----------
                                                                                 255,262
                                                                             -----------
PERSONAL PRODUCTS (0.4%)
Alberto-Culver Co.                                                  2,880         74,103
Chattem, Inc.(a)                                                    1,460        110,478
NBTY, Inc.(a)                                                       4,560        106,567
                                                                             -----------
                                                                                 291,148
                                                                             -----------
PHARMACEUTICALS (1.0%)
Alpharma, Inc., Class A(a)                                          1,710         53,540
Cubist Pharmaceuticals, Inc.(a)                                     2,050         52,050
Endo Pharmaceuticals Holdings, Inc.(a)                              8,680        160,580
Medicis Pharmaceutical Corp., Class A                               3,770         53,798
Noven Pharmaceuticals, Inc.(a)                                        910         10,238
Par Pharmaceutical Cos., Inc.(a)                                    4,420         44,200
Perrigo Co.                                                         3,050        103,700
Salix Pharmaceuticals Ltd.(a)                                       1,520         13,984
Sepracor, Inc.(a)                                                   9,820        130,802
Valeant Pharmaceuticals International(a)                            3,230         60,627
ViroPharma, Inc.(a)                                                 2,360         29,594
                                                                             -----------
                                                                                 713,113
                                                                             -----------
RADIO BROADCASTING (0.1%)
Arbitron, Inc.                                                      2,920         95,134
                                                                             -----------
REAL ESTATE - OPERATIONS AND DEVELOPMENT (0.0%)
Forestar Real Estate Group, Inc.(a)                                 1,450         12,688
                                                                             -----------
REAL ESTATE INVESTMENT TRUST (5.3%)
Acadia Realty Trust                                                 1,040         18,793
Alexandria Real Estate Equities, Inc.                               1,230         85,510
AMB Property Corp.                                                  4,030         96,841
BioMed Realty Trust, Inc.                                           5,740         80,647
BRE Properties, Inc.                                                3,000        104,430
Camden Property Trust                                               3,360        113,266
Colonial Properties Trust                                           8,010         84,425
Cousins Properties, Inc.                                            3,060         44,309
DiamondRock Hospitality Co.                                         6,130         31,753
Duke Realty Corp.                                                   7,680        108,365
Eastgroup Properties, Inc.                                          1,130         37,832
Entertainment Properties Trust                                      2,410         90,254
Equity One, Inc.                                                    2,710         47,344
Essex Property Trust, Inc.                                            980         95,354
Extra Space Storage, Inc.                                           2,320         26,703
Federal Realty Investment Trust                                     2,310        141,534
Health Care REIT, Inc,                                              5,010        222,995
Highwood Properties, Inc.                                           4,710        116,902
Home Properties, Inc.                                               2,600        105,274
Hospitality Properties Trust                                        6,090         61,813
Inland Real Estate Corp.                                            3,970         45,496
Kilroy Realty Corp.                                                 1,650         53,048
Kite Realty Group Trust                                             4,440         26,995
Lexington Corp. Properties Trust                                    6,610         53,078
Liberty Property Trust                                              5,840        139,284
LTC Properties, Inc.                                                2,330         56,316
Macerich Co.                                                        3,190         93,850
Mack-Cali Realty Corp.                                              4,860        110,419
Medical Properties Trust, Inc.                                      7,920         58,450
Mid-America Apartment Communities, Inc.                             2,670         94,091
National Retail Properties, Inc.                                    4,620         82,375
Nationwide Health Properties, Inc.                                  4,980        148,603
Parkway Properties, Inc.                                            3,120         53,820
Pennsylvania Real Estate Investment Trust                           5,480         69,322
Potlatch Corp.                                                      1,660         55,129
PS Business Parks, Inc.                                             1,270         57,493
Rayonier, Inc.                                                      3,030        100,232
Realty Income Corp.                                                 4,760        110,051
Regency Centers Corp.                                               2,900        114,434
Senior Housing Properties Trust                                     6,090        116,745
Sovran Self Storage, Inc.                                           2,340         75,933
Tanger Factory Outlet Centers, Inc.                                 1,320         47,744
UDR, Inc.                                                           6,610        130,614
Urstadt Biddle Properties, Inc., Class A                            2,510         41,114
Weingarten Realty Investors                                         4,160         85,072
                                                                             -----------
                                                                               3,734,052
                                                                             -----------
REAL ESTATE MANAGEMENT - SERVICE (0.2%)
Jones Lang LaSalle, Inc.                                            3,180        104,685
LaSalle Hotel Properties                                            1,660         23,373
                                                                             -----------
                                                                                 128,058
                                                                             -----------
RESTAURANTS (0.2%)
Chipotle Mexican Grill, Inc., Class A(a)                            2,040        103,530
DineEquity, Inc.                                                      860         15,506
                                                                             -----------
                                                                                 119,036
                                                                             -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2008 (UNAUDITED)

                                               SMALL MID-CAP ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                                                   SHARES       VALUE
                                                               ----------    -----------
RETAIL (0.0%)
HSN, Inc.(a)                                                          680    $     4,182
                                                                             -----------
ROAD & RAIL (1.6%)
Arkansas Best Corp.                                                 6,430        187,692
Atmel Corp.(a)                                                     13,390         55,569
Avis Budget Group, Inc.(a)                                         13,750         22,550
Con-way, Inc.                                                       1,970         67,059
Heartland Express, Inc.                                             5,063         77,666
J.B. Hunt Transport Services, Inc.                                  3,240         92,113
Kansas City Southern(a)                                             3,560        109,897
Knight Transportation, Inc.                                         6,320        100,488
Landstar System, Inc.                                               4,510        174,041
Old Dominion Freight Line, Inc.(a)                                  1,065         32,312
Wabtec Corp.                                                        1,930         76,737
Werner Enterprises, Inc.                                            3,590         70,436
YRC Worldwide, Inc.(a)                                             12,290         56,288
                                                                             -----------
                                                                               1,122,848
                                                                             -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.6%)
Actel Corp.(a)                                                        870         10,518
Advanced Energy Industries, Inc.(a)                                 1,310         13,978
ATMI, Inc.(a)                                                       1,450         17,632
Axcelis Technologies, Inc.(a)                                       3,090          1,360
Brooks Automation, Inc.(a)                                          2,150         14,728
Cabot Microelectronics Corp.(a)                                     1,150         33,039
Cohu, Inc.                                                            820         11,595
Cree, Inc.(a)                                                       6,880        135,054
Cymer, Inc.(a)                                                      1,460         35,726
Cypress Semiconductor Corp.(a)                                      5,780         28,958
Diodes, Inc.(a)                                                     2,920         28,850
DSP Group, Inc.(a)                                                  1,000          6,300
Exar Corp.(a)                                                       1,430          9,552
Fairchild Semiconductor International, Inc.(a)                      4,340         24,651
FEI Co.(a)                                                          1,550         32,566
Integrated Device Technology, Inc.(a)                               6,170         39,241
International Rectifier Corp.(a)                                    3,000         46,320
Intersil Corp., Class A                                             4,850         66,396
Kopin Corp.(a)                                                      2,090          4,849
Kulicke & Soffa Industries, Inc.(a)                                 1,730          5,086
Lam Research Corp.(a)                                               5,050        112,918
Micrel, Inc.                                                        1,560         11,466
Microsemi Corp.(a)                                                  2,950         64,133
MKS Instruments, Inc.(a)                                            1,800         33,390
Pericom Semiconductor Corp.(a)                                        860          6,708
Photronics, Inc.(a)                                                 7,020          4,844
RF Micro Devices, Inc.(a)                                           8,910         17,731
Rudolph Technologies, Inc.(a)                                       3,800         12,730
Semtech Corp.(a)                                                    2,080         25,210
Silicon Laboratories, Inc.(a)                                       4,980        129,281
Skyworks Solutions, Inc.(a)                                         5,340         38,074
Standard Microsystems Corp.(a)                                      1,040         18,730
Supertex, Inc.(a)                                                     700         16,884
TriQuint Semiconductor, Inc.(a)                                     4,290         19,219
Ultratech, Inc.(a)                                                    800         12,064
Varian Semiconductor Equipment Associates, Inc.(a)                  3,060         60,037
Veeco Instruments, Inc.(a)                                          1,130          8,746
                                                                             -----------
                                                                               1,158,564
                                                                             -----------
SOFTWARE (2.6%)
ACI Worldwide, Inc.(a)                                              5,800         79,460
Advent Software, Inc.(a)                                              830         15,554
ANSYS, Inc.(a)                                                      5,129        146,843
Blackbaud, Inc.                                                     4,200         63,840
Cadence Design Systems, Inc.(a)                                     9,240         37,607
Captaris, Inc.(a)                                                     900          4,284
Catapult Communications Corp.(a)                                      400          1,708
Epicor Software Corp.(a)                                           11,480         80,934
EPIQ Systems, Inc.(a)                                               4,665         63,397
FactSet Research Systems, Inc.                                      3,310        128,395
Fair Issac Corp.                                                    3,700         57,683
Informatica Corp.(a)                                                3,200         44,960
Jack Henry & Associates, Inc.                                       2,780         52,848
JDA Software Group, Inc.(a)                                         1,020         14,566
Macrovision Solutions Corp.(a)                                      5,460         60,497
Manhattan Associates, Inc.(a)                                       1,020         17,146
Mentor Graphics Corp.(a)                                            3,330         24,442
Metavante Technologies, Inc.(a)                                     3,470         58,192
MICROS Systems, Inc.(a)                                             4,630         78,849
Parametric Technology Corp.(a)                                      4,130         53,649
Phoenix Technologies Ltd.(a)                                          800          3,536
Progress Software Corp.(a)                                          1,630         37,392
Quality Systems, Inc.                                               4,250        163,582
Radiant Systems, Inc.(a)                                              840          4,427
Secure Computing Corp.(a)                                          10,630         60,166
Smith Micro Software, Inc.(a)                                      10,430         65,187
Sonic Solutions(a)                                                  7,890         16,096
SPSS, Inc.(a)                                                       2,760         64,474
Sybase, Inc.(a)                                                     3,080         82,020
Synopsys, Inc.(a)                                                   5,370         98,164
Taleo Corp., Class A(a)                                             7,120         98,256
Tyler Technologies, Inc.(a)                                         5,000         67,950
Wind River Systems, Inc.(a)                                         2,360         20,626
                                                                             -----------
                                                                               1,866,730
                                                                             -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2008 (UNAUDITED)

                                               SMALL MID-CAP ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                                                   SHARES       VALUE
                                                               ----------    -----------
SPECIALTY RETAIL (6.7%)
Aaron Rents, Inc.                                                   2,060    $    51,067
Advance Auto Parts, Inc.                                            5,640        175,968
Aeropostale, Inc.(a)                                                7,500        181,575
American Eagle Outfitters, Inc.                                    10,730        119,318
AnnTaylor Stores Corp.(a)                                           2,520         31,676
Big 5 Sporting Goods Corp.                                          2,890         18,149
Cabela's, Inc.(a)                                                   3,200         25,440
CarMax, Inc.(a)                                                     8,070         85,703
Cato Corp.                                                          6,710        104,139
Charlotte Russe Holding, Inc.(a)                                      790          6,676
Charming Shoppes, Inc.(a)                                          28,520         31,372
Chico's FAS, Inc.(a)                                               18,160         61,744
Children's Place Retail Stores, Inc.(a)                             1,110         37,107
Christopher & Banks Corp.                                           5,610         29,284
Coldwater Creek, Inc.(a)                                            1,950          7,001
Collective Brands, Inc.(a)                                          5,940         75,973
CPI Corp.                                                           2,120         15,476
Dick's Sporting Goods, Inc.(a)                                      3,190         48,871
Dollar Tree, Inc.(a)                                                5,960        226,599
Finish Line, Inc., Class A                                         58,587        560,678
Foot Locker, Inc.                                                  15,610        228,218
Genesco, Inc.                                                         890         22,081
Group 1 Automotive, Inc.                                            7,020         70,551
Guess?, Inc.                                                        3,270         71,188
Gymboree Corp.(a)                                                   3,970        102,664
Haverty Furniture Cos., Inc.                                       17,020        167,477
Hibbett Sports, Inc.(a)                                             5,170         92,078
Hot Topic, Inc.(a)                                                  1,500          9,720
Jo-Ann Stores, Inc.(a)                                              9,570        183,361
Jos. A. Bank Clothiers, Inc.(a)                                     3,542         90,215
Lithia Motors, Inc., Class A                                       13,380         54,858
Men's Wearhouse, Inc.                                               2,210         33,791
Midas Group, Inc.(a)                                                  510          6,645
Movado Group, Inc.                                                    960         14,602
O'Reilly Automotive, Inc.(a)                                        6,820        184,890
OfficeMax, Inc.                                                    12,350         99,417
Pacific Sunwear of California, Inc.(a)                              7,540         25,787
PETsMart, Inc.                                                      4,880         96,087
Rent-A-Center, Inc.(a)                                              7,820        114,172
Ross Stores, Inc.                                                   8,290        271,000
Select Comfort Corp.(a)                                            10,810          5,189
Sonic Automotive, Inc., Class A                                     8,120         41,656
Stage Stores, Inc.                                                 10,072         77,655
Stein Mart, Inc.                                                   40,570         87,225
The Dress Barn, Inc.(a)                                             6,380         60,993
The Pep Boys - Manny, Moe & Jack                                   12,930         62,323
Tractor Supply Co.(a)                                               3,450        143,382
Tween Brands, Inc.(a)                                               1,070          9,116
Urban Outfitters, Inc.(a)                                           8,300        180,442
Williams-Sonoma, Inc.                                               6,010         49,763
Zale Corp.(a)                                                       5,820         99,289
Zumiez, Inc.(a)                                                     4,910         47,922
                                                                             -----------
                                                                               4,697,573
                                                                             -----------
TEXTILES APPAREL & LUXURY GOODS (1.7%)
Brown Shoe Co., Inc.                                                6,355         66,982
Crocs, Inc.(a)                                                      6,620         16,616
Deckers Outdoor Corp.(a)                                              890         75,525
Fossil, Inc.(a)                                                     3,210         58,262
Hanesbrands, Inc.(a)                                                3,630         63,416
Iconix Brand Group, Inc.(a)                                         2,070         22,542
J Crew Group, Inc.(a)                                               1,980         40,095
K-Swiss, Inc., Class A                                              6,930        104,851
Maidenform Brands, Inc.(a)                                            700          7,686
Oxford Industries, Inc.                                             5,240         70,583
Perry Ellis International, Inc.(a)                                    630          6,168
Phillips-Van Heusen Corp.                                           2,230         54,657
Quiksilver, Inc.(a)                                                 4,150         10,749
Skechers U.S.A., Inc., Class A(a)                                   1,390         18,876
The Buckle, Inc.                                                      945         24,891
The Timberland Co., Class A(a)                                      6,200         75,020
The Warnaco Group, Inc.(a)                                          3,610        107,614
True Religion Apparel, Inc.(a)                                      5,850         97,987
Under Armour, Inc., Class A(a)                                      3,910        101,660
UniFirst Corp.                                                        680         22,188
Volcom, Inc.(a)                                                     5,950         76,934
Wolverine World Wide, Inc.                                          1,870         43,945
                                                                             -----------
                                                                               1,167,247
                                                                             -----------
THRIFTS & MORTGAGE FINANCE (1.4%)
Anchor BanCorp of Wisconsin, Inc.                                   1,500          8,550
Astoria Financial Corp.                                             4,600         87,492
Bank Mutual Corp.                                                   3,870         44,621
BankAtlantic Bancorp, Inc., Class A                                 4,646         28,666
Brookline Bancorp, Inc.                                             4,410         51,597
Corus Bankshares, Inc.                                             13,780         30,316
Dime Community Bancshares, Inc.                                     3,270         54,609
First Niagara Financial Group, Inc.                                 8,980        141,615
FirstFed Financial Corp.(a)                                         2,690         24,075
Flagstar Bancorp, Inc.                                             21,820         41,458
Guaranty Financial Group, Inc.(a)                                   3,950          8,018
New York Community Bancorp, Inc.                                   15,510        242,887
TrustCo Bank Corp. NY                                               4,380         53,305
Washington Federal, Inc.                                            4,550         80,171
Webster Financial Corp.                                             4,510         83,615
                                                                             -----------
                                                                                 980,995
                                                                             -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2008 (UNAUDITED)

                                               SMALL MID-CAP ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                                                   SHARES       VALUE
                                                               ----------    -----------
TRADING COMPANIES & DISTRIBUTORS (0.5%)
GATX Corp.                                                          3,560    $   101,638
Lawson Products, Inc.                                               1,420         42,316
MSC Industrial Direct Co., Inc., Class A                            1,930         69,210
United Rentals, Inc.(a)                                             5,410         55,453
Watsco, Inc.                                                        2,850        117,106
                                                                             -----------
                                                                                 385,723
                                                                             -----------
WATER UTILITIES (0.2%)
American States Water Co.                                             840         28,736
Aqua America, Inc.                                                  4,110         73,980
Calgon Carbon Corp.(a)                                              1,400         18,648
                                                                             -----------
                                                                                 121,364
                                                                             -----------
WIRELESS TELECOMMUNICATION SERVICES (0.2%)
Telephone & Data Systems, Inc.                                      4,320        115,992
                                                                             -----------
TOTAL COMMON STOCKS
   (COST $99,280,425)                                                         68,451,941
                                                                             -----------
SHORT-TERM INVESTMENTS (2.6%)
AIM Short Term Prime Money Market, 2.49%(b)                        20,873         20,873
Fifth Third Institutional Government Money
   Market Fund, 2.00%(b)                                        1,794,292      1,794,292
                                                                             -----------
TOTAL SHORT-TERM INVESTMENTS
   (COST $1,815,164)                                                           1,815,165
                                                                             -----------
      TOTAL INVESTMENTS
         (COST $101,095,589) 99.7%                                            70,267,106
      OTHER ASSETS IN EXCESS
         OF LIABILITIES 0.3%                                                     186,954
                                                                             -----------
      NET ASSETS 100.0%                                                      $70,454,060
                                                                             ===========

(a)  Represents non-income producing security.
(b) Variable rate security. Rate shown represents the rate as of October 31, 2008.
REIT - Real Estate Investment Trust

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2008 (UNAUDITED)

                                               INTERNATIONAL ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                                                   SHARES       VALUE
                                                               ----------    -----------
COMMON STOCKS (96.8%)

AEROSPACE & DEFENSE (0.1%)
Empresa Brasileira de Aeronautica SA, ADR                           1,870    $    39,120
                                                                             -----------
AIRLINES (0.1%)
Ryanair Holdings PLC, Sponsored ADR(a)                              2,240         49,885
                                                                             -----------
AUTO COMPONENTS (0.1%)
Magna International, Inc., Class A                                  1,300         43,953
                                                                             -----------
AUTOMOBILES (3.8%)
DaimlerChrysler AG                                                 11,530        397,785
Honda Motor Co., Ltd., Sponsored ADR                               18,770        464,933
Nissan Motor Co., Ltd., Sponsored ADR                              13,110        125,987
Toyota Motor Corp., Sponsored ADR                                  16,140      1,228,093
                                                                             -----------
                                                                               2,216,798
                                                                             -----------
CAPITAL MARKETS (2.5%)
Credit Suisse Group, Sponsored ADR                                 11,920        445,808
Deutsche Bank AG, Registered                                        6,390        242,692
Nomura Holdings, Inc., ADR                                         23,390        219,866
UBS AG, ADR(a)                                                     34,443        582,087
                                                                             -----------
                                                                               1,490,453
                                                                             -----------
CHEMICALS (1.1%)
Agrium, Inc.                                                        1,840         69,883
NOVA Chemicals Corp.                                                1,160         15,254
Potash Corp. of Saskatchewan, Inc.                                  3,620        308,641
Sociedad Quimica y Minera de Chile SA, Sponsored ADR                1,330         30,457
Syngenta AG, ADR                                                    6,250        233,625
                                                                             -----------
                                                                                 657,860
                                                                             -----------
COMMERCIAL BANKS (15.1%)
Allied Irish Banks PLC, Sponsored ADR                               5,090         52,681
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR                  45,320        525,712
Banco Bradesco SA, Sponsored ADR                                   41,760        488,592
Banco de Chile, ADR                                                   708         22,373
Banco Itau Holding Financeira SA, ADR                              35,312        390,551
Banco Santander Central Hispano SA,
Sponsored ADR                                                      74,570        800,882
Banco Santander Chile SA, ADR                                         940         33,652
Bank of Ireland, Sponsored ADR                                      2,990         36,299
Bank of Montreal                                                    6,610        236,440
Bank of Nova Scotia                                                12,050        404,157
Bank of Nova Scotia, ADR                                              460         15,428
Barclays PLC, Sponsored ADR                                        24,150        260,095
Canadian Imperial Bank of Commerce                                  4,900        222,068
HDFC Bank Ltd., ADR                                                 1,370         89,872
HSBC Holdings PLC, Sponsored ADR                                   28,830      1,700,970
ICICI Bank Ltd., Sponsored ADR                                      6,270        107,154
Lloyds TSB Group PLC, Sponsored ADR                                16,830        212,731
Mitsubishi UFJ Financial Group, Inc., ADR                         116,440        730,079
Mizuho Financial Group, Inc., ADR                                  67,250        326,835
National Bank of Greece SA, ADR                                    24,926        108,927
Royal Bank of Canada                                               16,470        637,883
Royal Bank of Scotland Group PLC, Sponsored ADR                   195,760        217,294
Shinhan Financial Group Co., Ltd., ADR                              5,290        263,125
The Toronto - Dominion Bank                                        10,010        470,870
Unibanco-Unico de Bancos Brasileiros SA, GDR                        3,090        194,917
Westpac Banking Corp., Sponsored ADR                                4,880        331,254
                                                                             -----------
                                                                               8,880,841
                                                                             -----------
COMMUNICATIONS EQUIPMENT (2.2%)
Alcatel-Lucent, Sponsored ADR(a)                                   27,190         69,878
Nokia Oyj, Sponsored ADR                                           45,180        685,832
Research In Motion Ltd.(a)                                          5,800        292,494
Telefonektiebolaget LM Ericsson, Sponsored ADR                     35,950        254,167
                                                                             -----------
                                                                               1,302,371
                                                                             -----------
CONSTRUCTION MATERIALS (0.5%)
Cemex SA de CV, Sponsored ADR(a)                                   22,230        168,059
CRH PLC, Sponsored ADR                                              6,450        136,482
                                                                             -----------
                                                                                 304,541
                                                                             -----------
CONSUMER FINANCE (0.2%)
Orix Corp., Sponsored ADR                                           2,270        116,792
                                                                             -----------
DIVERSIFIED CONSUMER SERVICES (0.5%)
Reed Elsevier NV, Sponsored ADR                                     5,173        137,860
Reed Elsevier PLC, Sponsored ADR                                    4,127        145,931
                                                                             -----------
                                                                                 283,791
                                                                             -----------
DIVERSIFIED FINANCIAL SERVICES (0.8%)
ING Groep NV, Sponsored ADR                                        24,730        230,236
KB Financial Group, Inc., ADR(a)                                    9,280        228,381
                                                                             -----------
                                                                                 458,617
                                                                             -----------
DIVERSIFIED TELECOMMUNICATION SERVICES (6.3%)
BCE, Inc.                                                          10,555        306,200
Brasil Telecom Participacoes SA, ADR                                  700         23,975
BT Group PLC, Sponsored ADR                                        10,160        192,024
China Unicom Ltd., ADR                                             11,525        166,075
Compania de Telecomunicaciones de Chile SA, Sponsored ADR           2,970         20,166

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2008 (UNAUDITED)

                                               INTERNATIONAL ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                                                   SHARES       VALUE
                                                               ----------    -----------
France Telecom SA, Sponsored ADR                                   24,580    $   622,366
Hellenic Telecommunications Organization SA, ADR                    7,710         55,975
Nippon Telegraph & Telephone Corp., ADR                            22,020        448,107
Nortel Networks Corp.(a)                                            4,798          5,997
Portugal Telecom SGPS SA, Sponsored ADR                            14,320         94,226
PT Telekomunikasi Indonesia, Sponsored ADR                          4,430         88,777
Tele Norte Leste Participacoes SA, ADR                              7,610        103,344
Telecom Corp. of New Zealand Ltd., Sponsored ADR                    6,018         41,885
Telecom Italia S.p.A., Sponsored ADR                               13,770        156,978
Telefonica SA, Sponsored ADR                                       19,360      1,074,674
Telefonos de Mexico SA de CV, Sponsored ADR                         8,590        153,933
Telus Corp. ADR                                                     4,430        144,418
                                                                             -----------
                                                                               3,699,120
                                                                             -----------
ELECTRIC UTILITIES (0.6%)
Companhia Energetica de Minas Gervais, Sponsored ADR                8,381        127,475
Enersis SA, Sponsored ADR                                           8,350        120,240
Korea Electric Power Corp., Sponsored ADR                          10,340        102,366
                                                                             -----------
                                                                                 350,081
                                                                             -----------
ELECTRICAL EQUIPMENT (0.6%)
ABB Ltd., Sponsored ADR                                            27,560        362,414
                                                                             -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.7%)
AU Optronics Corp., Sponsored ADR                                  21,924        151,276
Hitachi Ltd., Sponsored ADR                                         4,240        199,450
Kyocera Corp., Sponsored ADR                                        2,640        159,034
LG Display Co., Ltd., ADR                                           5,810         53,568
Panasonic Corp., Sponsored ADR                                     24,390        384,874
TDK Corp., ADR                                                      1,950         66,319
                                                                             -----------
                                                                               1,014,521
                                                                             -----------
ENERGY EQUIPMENT & SERVICES (0.2%)
Enbridge, Inc.                                                        190          6,574
Tenaris SA, ADR                                                     6,290        129,511
                                                                             -----------
                                                                                 136,085
                                                                             -----------
FOOD & STAPLES RETAILING (0.0%)
Distribucion y Servicio D&S SA, ADR                                 1,160         20,660
                                                                             -----------
FOOD PRODUCTS (2.0%)
Cadbury Schweppes PLC, Sponsored ADR                                5,120        189,338
Unilever NV, NY Shares                                             22,890        550,505
Unilever PLC, Sponsored ADR                                        17,824        402,109
                                                                             -----------
                                                                               1,141,952
                                                                             -----------
HEALTH CARE EQUIPMENT & SUPPLIES (0.2%)
Smith & Nephew PLC, Sponsored ADR                                   2,730        126,044
                                                                             -----------
HEALTH CARE PROVIDERS & SERVICES (0.3%)
Fresenius Medical Care AG & Co., ADR                                3,530        159,132
                                                                             -----------
HOTELS, RESTAURANTS & LEISURE (0.1%)
InterContinental Hotels Group PLC, ADR                              3,841         33,071
                                                                             -----------
HOUSEHOLD DURABLES (0.4%)
Koninklijke Royal Philips Electronics NV, NY Shares                12,890        238,465
Thomson, Sponsored ADR(a)                                           4,190          5,908
                                                                             -----------
                                                                                 244,373
                                                                             -----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
Companhia Paranaense de Energia-Copel, Sponsored ADR                1,900         21,128
Empresa Nacional de Electricidad SA, Sponsored ADR                  3,630        135,036
                                                                             -----------
                                                                                 156,164
                                                                             -----------
INDUSTRIAL CONGLOMERATES (1.2%)
Siemens AG, Sponsored ADR                                          11,090        667,064
Tomkins PLC, Sponsored ADR                                          2,970         21,859
                                                                             -----------
                                                                                 688,923
                                                                             -----------
INSURANCE (3.6%)
Aegon NV, NY Registered Shares                                     15,000         61,650
Allianz AG, ADR                                                    54,070        409,850
Axa, ADR                                                           21,300        398,523
China Life Insurance Co., Ltd., ADR                                13,240        524,569
Manulife Financial Corp.                                           18,840        378,496
Prudential PLC, ADR                                                15,400        159,698
Sun Life Financial, Inc.                                            7,840        184,162
                                                                             -----------
                                                                               2,116,948
                                                                             -----------
LEISURE EQUIPMENT & PRODUCTS (0.3%)
FUJIFILM Holdings Corp., ADR                                        6,520        145,526
                                                                             -----------
LIFE SCIENCES TOOLS AND SERVICES (0.0%)
MDS, Inc.(a)                                                        2,210         23,514
                                                                             -----------
MACHINERY (0.1%)
Kubota Corp., Sponsored ADR                                         2,680         66,384
                                                                             -----------
MEDIA (1.0%)
Grupo Televisa SA, Sponsored ADR                                   12,500        220,750
Pearson PLC, Sponsored ADR                                         11,190        113,243
Shaw Communications, Inc., Class B                                  5,300         94,340
Thomson Reuters Corp.                                               3,060         71,849
WPP Group PLC, Sponsored ADR                                        3,310        100,657
                                                                             -----------
                                                                                 600,839
                                                                             -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2008 (UNAUDITED)

                                               INTERNATIONAL ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                                                   SHARES       VALUE
                                                               ----------    -----------
METALS & MINING (8.5%)
Agnico-Eagle Mines Ltd.                                             1,840    $    50,876
Alumina Ltd., Sponsored ADR                                         4,150         23,738
Anglo American PLC, Unsponsored ADR                                30,906        387,870
AngloGold Ashanti Ltd., Sponsored ADR                               4,900         89,425
Barrick Gold Corp.                                                 11,050        251,056
BHP Billiton Ltd., Sponsored ADR                                   19,840        771,379
BHP Billiton PLC, ADR                                              13,040        447,663
Cameco Corp.                                                        4,140         67,151
Companhia Siderurgica Nacional SA, Sponsored ADR                   11,190        152,184
Companhia Vale do Rio Doce, ADR                                    38,340        503,021
Compania Vale do Rio Doce, Sponsored ADR                           57,230        670,164
Gerdau SA, Sponsored ADR                                           17,920        114,867
Gold Fields Ltd., Sponsored ADR                                    10,810         71,887
Goldcorp, Inc.                                                      8,867        165,458
Kinross Gold Corp.                                                  8,610         89,802
Lundin Mining Corp.(a)                                              2,240          2,912
Mechel, Sponsored ADR                                               2,750         25,218
POSCO, ADR                                                          7,790        523,410
Rio Tinto PLC, Sponsored ADR                                        2,598        482,890
Teck Cominco Ltd., Class B                                          5,433         53,298
Yamana Gold, Inc.                                                   8,310         38,475
                                                                             -----------
                                                                               4,982,744
                                                                             -----------
MULTI-UTILITIES (1.0%)
National Grid PLC, Sponsored ADR                                    6,880        393,673
Transalta Corp., ADR                                                3,980         81,073
Veoilia Environnement, ADR                                          4,880        121,756
                                                                             -----------
                                                                                 596,502
                                                                             -----------
OFFICE ELECTRONICS (0.8%)
Canon, Inc., Sponsored ADR                                         14,080        482,522
                                                                             -----------
OIL, GAS & CONSUMABLE FUELS (19.7%)
BP PLC, Sponsored ADR                                              37,430      1,860,271
Canadian Natural Resources Ltd.                                     6,390        322,823
China Petroleum & Chemical Corp., ADR                               2,610        169,728
CNOOC Ltd., ADR                                                     4,240        346,366
Enbridge, Inc.                                                      5,790        200,334
EnCana Corp.                                                        9,100        463,281
Enerplus Resources Fund                                             2,620         69,980
ENI S.p.A., Sponsored ADR                                          15,470        743,333
Imperial Oil Ltd.                                                   3,600        127,584
Nexen, Inc.                                                         6,270        100,257
Penn West Energy Trust                                              5,440         97,158
Petro-Canada                                                        5,810        145,018
Petrobras Energia Paticipaciones SA, Sponsored ADR                  1,270          7,887
PetroChina Co., Ltd., ADR                                           5,750        428,835
Petroleo Brasileiro SA, ADR                                        17,630        474,071
Petroleo Brasileiro SA, Sponsored ADR                              42,110        929,368
Repsol YPF SA, Sponsored ADR                                       11,310        216,247
Royal Dutch Shell PLC, ADR                                         21,260      1,186,520
Royal Dutch Shell PLC, Class B, ADR                                16,210        896,251
Santos Ltd., Sponsored ADR                                          1,890         69,420
Sasol Ltd., Sponsored ADR                                           7,460        215,818
Statoil ASA, Sponsored ADR                                         14,287        287,169
Suncor Energy, Inc.                                                11,070        264,794
Talisman Energy, Inc.                                              12,060        121,565
Total SA, Sponsored ADR                                            28,510      1,580,594
TransCanada Corp.                                                   8,250        249,975
                                                                             -----------
                                                                              11,574,647
                                                                             -----------
PAPER & FOREST PRODUCTS (0.0%)
Aracruz Celulose SA, Sponsored ADR                                    650          8,645
                                                                             -----------
PHARMACEUTICALS (8.1%)
AstraZeneca PLC, Sponsored ADR                                     18,430        782,538
Biovail Corp.                                                       4,020         34,572
Elan Corp. PLC, Sponsored ADR(a)                                    5,850         44,636
GlaxoSmithKline PLC, ADR                                           32,810      1,269,747
Novartis AG, ADR                                                   32,880      1,676,551
NovoNordisk A/S, Sponsored ADR                                      6,760        361,728
Teva Pharmaceutical Industries Ltd., Sponsored ADR                 13,780        590,886
                                                                             -----------
                                                                               4,760,658
                                                                             -----------
REAL ESTATE MANAGEMENT AND DEVELOPMENT (0.2%)
Brookfield Asset Management, Inc., Class A                          6,372        114,887
                                                                             -----------
ROAD & RAIL (0.6%)
Canadian National Railway Co.                                       6,270        271,240
Canadian Pacific Railway Ltd.                                       2,250        101,250
                                                                             -----------
                                                                                 372,490
                                                                             -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.4%)
ADVANTEST Corp., ADR                                                2,695         38,700
ARM Holdings PLC, Sponsored ADR                                     6,020         28,414
ASML Holding NV, NY Registered Shares                               5,335         93,629
Infineon Technologies AG, ADR(a)                                    8,920         27,920
STMicroelectronics NV, NY Shares                                    8,780         72,523
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR       131,829      1,088,907
United Microelectronics Corp., Sponsored ADR                       32,659         80,015
                                                                             -----------
                                                                               1,430,108
                                                                             -----------
SOFTWARE (1.5%)
Dassault Systemes SA, ADR                                           1,440         58,824
Infosys Technologies Ltd., Sponsored ADR                            9,220        270,330

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2008 (UNAUDITED)

                                               INTERNATIONAL ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                                                   SHARES       VALUE
                                                               ----------    -----------
SAP AG, ADR                                                        11,540    $   407,708
Satyam Computer Services Ltd., ADR                                  5,000         78,650
Thomson Reuters PLC, ADR                                              478         49,980
                                                                             -----------
                                                                                 865,492
                                                                             -----------
TEXTILES APPAREL & LUXURY GOODS (0.2%)
Gildan Activewear, Inc.(a)                                          1,740         40,646
Luxottica Group S.p.A., Sponsored ADR                               2,570         51,657
                                                                             -----------
                                                                                  92,303
                                                                             -----------
TRADING COMPANY & DISTRIBUTORS (0.3%)
Mitsui & Co., Ltd., Sponsored ADR                                     997        191,713
                                                                             -----------
WIRELESS TELECOMMUNICATION SERVICES (7.6%)
America Movil SA, ADR, Series L                                    26,250        812,175
China Mobile Ltd., Sponsored ADR                                   25,350      1,112,612
China Telecom Corp. Ltd., ADR                                       2,360         83,190
Chunghwa Telecom Co., Ltd., ADR                                    16,811        276,701
Mobile TeleSystems, Sponsored ADR                                   3,260        127,629
NTT DoCoMo, Inc., Sponsored ADR                                    21,030        325,965
Philippine Long Distance Telephone Co., Sponsored ADR               1,660         67,894
Rogers Communications, Inc., Class B                                6,920        201,303
SK Telecom Co., Ltd., ADR                                          10,180        175,198
Vimpel-Communications, Sponsored ADR                                4,920         71,340
Vodafone Group PLC, Sponsored ADR                                  63,983      1,232,952
                                                                             -----------
                                                                               4,486,959
                                                                             -----------
TOTAL COMMON STOCKS
   (COST $91,898,528)                                                         56,890,443
                                                                             -----------
SHORT-TERM INVESTMENT (2.8%)
Fifth Third Institutional Government Money
   Market Fund, 2.00%(b)                                        1,626,844      1,626,844
                                                                             -----------
TOTAL SHORT-TERM INVESTMENTS
   (COST $1,626,844)                                                           1,626,844
                                                                             -----------
      TOTAL INVESTMENTS
         (COST $93,525,372) 99.6%                                             58,517,287
      OTHER ASSETS IN EXCESS
         OF LIABILITIES 0.4%                                                     247,829
                                                                             -----------
      NET ASSETS 100.0%                                                      $58,765,116
                                                                             ===========

(a) Represents non-income producing security.
(b) Variable rate security. Rate shown represents the rate as of October 31, 2008.
ADR - American Depositary Receipt
GDR - Global Depository Receipt
PLC - Public Limited Co.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2008 (UNAUDITED)

                                                                SELECT BOND FUND
--------------------------------------------------------------------------------

                                                                                                  SHARES OR
                                                                                                  PRINCIPAL
                                                                                                   AMOUNT         VALUE
                                                                                                 ----------    ------------
CORPORATE BONDS (21.8%)

AEROSPACE & DEFENSE (0.7%)
United Technologies Corp., 6.35%, 3/1/11                                                         $1,000,000    $  1,014,723
                                                                                                               ------------
ASSET BACKED MORTGAGES (0.6%)
Citigroup Mortgage Loan Trust, Inc., 5.55%, 8/25/35                                               1,000,000         657,290
Countrywide Asset-Backed Certificates, 6.05%, 5/25/36                                               500,000         231,892
                                                                                                               ------------
                                                                                                                    889,182
                                                                                                               ------------
AUTO MANUFACTURERS (0.3%)
DaimlerChrysler NA Holding Corp., 7.20%, 9/1/09                                                     500,000         464,133
                                                                                                               ------------
BROKERAGE SERVICES (0.5%)
Jeffries Group, Inc., 7.75%, 3/15/12                                                                715,000         680,874
                                                                                                               ------------
CAPITAL MARKETS (0.9%)
Bear Stearns Co., Inc., 4.50%, 10/28/10                                                             500,000         486,005
UBS AG Stamford Connecticut, 5.88%, 7/15/16                                                       1,000,000         843,894
                                                                                                               ------------
                                                                                                                  1,329,899
                                                                                                               ------------
COMMERCIAL BANKS (3.9%)
Bank of America Corp., 4.88%, 9/15/12                                                               500,000         466,525
Bank of America Corp., 7.23%, 8/15/12                                                               500,000         495,129
Bank One Capital III, 8.75%, 9/1/30                                                                 500,000         430,859
Bank One Corp., 5.25%, 1/30/13                                                                      500,000         469,341
Chase Manhattan Corp., 7.00%, 11/15/09                                                            1,006,000       1,005,420
Hudson United Bank, 7.00%, 5/15/12                                                                  681,000         747,378
National City Corp., 4.90%, 1/15/15                                                               1,000,000         801,047
Southtrust Bank NA, 7.69%, 5/15/25                                                                1,000,000         729,078
Wells Fargo & Co., 4.95%, 10/16/13                                                                  500,000         462,301
                                                                                                               ------------
                                                                                                                  5,607,078
                                                                                                               ------------
COMPUTERS & PERIPHERALS (0.7%)
Hewlett-Packard Co., 4.50%, 3/1/13                                                                1,000,000         930,225
                                                                                                               ------------
CONSULTING SERVICES (0.7%)
Science Applications International Corp., 7.13%, 7/1/32                                           1,000,000       1,006,909
                                                                                                               ------------
CONSUMER STAPLES (1.2%)
Coca-Cola Co., 5.35%, 11/15/17                                                                    1,350,000       1,225,440
Safeway, Inc., 4.95%, 8/16/10                                                                       500,000         493,326
                                                                                                               ------------
                                                                                                                  1,718,766
                                                                                                               ------------
DIVERSIFIED FINANCIAL SERVICES (0.3%)
Citigroup, Inc., 4.88%, 5/7/15                                                                      500,000         372,288
                                                                                                               ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2008 (UNAUDITED)

                                                                SELECT BOND FUND
--------------------------------------------------------------------------------

                                                                                                  SHARES OR
                                                                                                  PRINCIPAL
                                                                                                   AMOUNT         VALUE
                                                                                                 ----------    ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.3%)
Eaton Corp., 4.90%, 5/15/13                                                                      $  500,000    $    464,045
                                                                                                               ------------
FINANCIAL SERVICES (2.2%)
Boeing Capital Corp., 5.80%, 1/15/13                                                                500,000         481,702
HSBC Finance Corp., 5.25%, 1/14/11                                                                1,000,000         920,185
John Deere Capital Corp., Series D, 4.40%, 7/15/09                                                1,000,000         992,407
SLM Corp., 5.00%, 6/15/18, Callable 6/15/08 @ 100                                                   500,000         280,005
SLM Corp., 6.80%, 3/2/09(a)                                                                         500,000         416,720
                                                                                                               ------------
                                                                                                                  3,091,019
                                                                                                               ------------
FORESTRY (0.4%)
Louisiana Pacific Corp., 8.88%, 8/15/10                                                             125,000         121,585
Weyerhaeuser Co., 5.95%, 11/1/08                                                                    500,000         500,000
                                                                                                               ------------
                                                                                                                    621,585
                                                                                                               ------------
INSURANCE (1.4%)
Allstate Corp., 5.00%, 8/15/14                                                                      500,000         443,583
GE Global Insurance Holding Corp., 6.45%, 3/1/19                                                  1,000,000         887,188
Prudential Financial, Inc., Series C, 4.75%, 6/13/15                                              1,000,000         707,121
                                                                                                               ------------
                                                                                                                  2,037,892
                                                                                                               ------------
MORTGAGE BACKED SECURITIES -- FINANCIAL SERVICES (2.1%)
Opteum Mortgate Acceptance Corp., 5.85%, 12/25/35                                                 1,000,000         660,097
Wells Fargo Mortgage Backed Securities, 4.46%, 10/25/33(a)                                        1,304,239       1,242,594
Wells Fargo Mortgage Backed Securities, 5.50%, 2/25/37                                            1,719,000       1,062,732
                                                                                                               ------------
                                                                                                                  2,965,423
                                                                                                               ------------
MORTGAGE BACKED SECURITIES -- RELIGIOUS ORGANIZATIONS (1.9%)(b)
Abyssinia Missionary Baptist Church Ministries, Inc., 6.70%, 9/15/11, Callable 3/15/2009 @
   1003/15/2009 @ 100                                                                                83,000          83,648
Abyssinia Missionary Baptist Church Ministries, Inc., 6.80%, 3/15/12, Callable 3/15/2009 @ 100       57,000          57,217
Abyssinia Missionary Baptist Church Ministries, Inc., 6.90%, 9/15/12, Callable 3/15/2009 @ 100       89,000          89,440
Abyssinia Missionary Baptist Church Ministries, Inc., 7.30%, 9/15/14, Callable 3/15/2009 @ 100       73,000          73,314
Abyssinia Missionary Baptist Church Ministries, Inc., 7.40%, 3/15/15, Callable 3/15/2009 @ 100      106,000         105,987
Abyssinia Missionary Baptist Church Ministries, Inc., 7.50%, 9/15/15, Callable 3/15/2009 @ 100       63,000          63,345
Abyssinia Missionary Baptist Church Ministries, Inc., 7.50%, 3/15/16, Callable 3/15/2009 @ 100       90,000          90,546
Abyssinia Missionary Baptist Church Ministries, Inc., 7.50%, 9/15/16, Callable 3/15/2009 @ 100       63,000          63,418
Bethel Baptist Institutional Church, Inc., 7.60%, 1/21/15, Callable 1/21/2009 @ 100                 152,000         151,955
Bethel Baptist Institutional Church, Inc., 7.70%, 7/21/15, Callable 1/21/2009 @ 100                 101,000         100,999
Bethel Baptist Institutional Church, Inc., 7.80%, 7/21/16, Callable 1/21/2009 @ 100                 203,000         204,276
Bethel Baptist Institutional Church, Inc., 7.80%, 1/21/17, Callable 1/21/2009 @ 100                 212,000         212,169
Bethel Baptist Institutional Church, Inc., 7.80%, 7/21/17, Callable 1/21/2009 @ 100                  46,000          46,048
Bethel Baptist Institutional Church, Inc., 7.80%, 7/21/20, Callable 1/21/2009 @ 100                  86,000          85,554
Metropolitan Baptist Church, 7.90%, 7/12/13, Callable 1/12/2009 @ 100                                29,000          28,628
Metropolitan Baptist Church, 8.00%, 1/12/14, Callable 1/12/2009 @ 100                                71,000          70,337
Metropolitan Baptist Church, 8.10%, 7/12/14, Callable 1/12/2009 @ 100                                74,000          73,616
Metropolitan Baptist Church, 8.40%, 7/12/16, Callable 1/12/2009 @ 100                                87,000          87,521
Metropolitan Baptist Church, 8.40%, 1/12/17, Callable 1/12/2009 @ 100                                90,000          90,057

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2008 (UNAUDITED)

                                                                SELECT BOND FUND
--------------------------------------------------------------------------------

                                                                                                  SHARES OR
                                                                                                  PRINCIPAL
                                                                                                   AMOUNT         VALUE
                                                                                                 ----------    ------------
Metropolitan Baptist Church, 8.40%, 7/12/18, Callable 1/12/2009 @ 100                            $   23,000    $     22,880
Metropolitan Baptist Church, 8.40%, 7/12/20, Callable 1/12/2009 @ 100                               121,000         120,370
New Life Anointed Ministries International, Inc., 7.40%, 12/21/11, Callable 12/21/2008 @ 100         44,000          44,138
New Life Anointed Ministries International, Inc., 7.80%, 12/21/17, Callable 12/21/2008 @ 100        111,000         110,428
New Life Anointed Ministries International, Inc., 7.80%, 6/21/18, Callable 12/21/2008 @ 100         147,000         146,243
New Life Anointed Ministries International, Inc., 7.80%, 12/21/18, Callable 12/21/2008 @ 100        152,000         151,176
New Life Anointed Ministries International, Inc., 7.80%, 6/21/19, Callable 12/21/2008 @ 100         158,000         157,186
New Life Anointed Ministries International, Inc., 7.80%, 12/21/19, Callable 12/21/2008 @ 100        165,000         164,106
                                                                                                               ------------
                                                                                                                  2,694,602
                                                                                                               ------------
OIL & GAS -- INTEGRATED (0.3%)
Phillips Petroleum Co., 6.65%, 7/15/18                                                              500,000         450,937
                                                                                                               ------------
PHARMACEUTICALS (0.4%)
Eli Lilly & Co., 6.00%, 3/15/12                                                                     500,000         512,697
                                                                                                               ------------
RETAIL (0.3%)
AutoZone, Inc., 4.75%, 11/15/10                                                                     500,000         457,145
                                                                                                               ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.3%)
Applied Materials, Inc., 7.13%, 10/15/17                                                            500,000         389,609
                                                                                                               ------------
TRANSPORTATION (0.4%)
Union Pacific Corp., 3.63%, 6/1/10                                                                  500,000         490,589
                                                                                                               ------------
UTILITIES-ELECTRIC & GAS (0.4%)
Duke Energy Corp., 6.25%, 1/15/12                                                                   500,000         496,840
                                                                                                               ------------
UTILITIES-TELECOMMUNICATIONS (1.6%)
AT&T, Inc., 5.88%, 8/15/12                                                                        2,000,000       1,918,640
Verizon New England, Inc., 4.75%, 10/1/13                                                           500,000         421,236
                                                                                                               ------------
                                                                                                                  2,339,876
                                                                                                               ------------
TOTAL CORPORATE BONDS (COST $35,952,928)                                                                         31,026,336
                                                                                                               ------------
U.S. GOVERNMENT AGENCIES (20.5%)

FEDERAL FARM CREDIT BANK (3.3%)
4.70%, 1/17/18, Callable 1/17/13 @ 100                                                            2,000,000       1,892,506
5.60%, 11/21/22, Callable 11/21/12 @ 100                                                          3,000,000       2,894,442
                                                                                                               ------------
                                                                                                                  4,786,948
                                                                                                               ------------
FEDERAL HOME LOAN BANK (8.1%)
3.25%, 1/15/09                                                                                    4,000,000       4,006,472
4.88%, 3/11/11                                                                                    2,000,000       2,068,974
Series 2, 5.75%, 7/7/25, Callable 12/7/2008 @ 100                                                 1,000,000         965,054
Series WJ11, 4.00%, 12/19/11, Callable 12/19/2008 @ 100                                           4,365,000       4,365,925
                                                                                                               ------------
                                                                                                                 11,406,425
                                                                                                               ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2008 (UNAUDITED)

                                                                SELECT BOND FUND
--------------------------------------------------------------------------------

                                                                                                  SHARES OR
                                                                                                  PRINCIPAL
                                                                                                   AMOUNT         VALUE
                                                                                                 ----------    ------------
FEDERAL HOME LOAN MORTGAGE CORP. (2.8%)
4.63%, 10/25/12                                                                                  $2,000,000    $  2,037,282
5.00%, 10/18/10                                                                                   2,000,000       2,067,910
                                                                                                               ------------
                                                                                                                  4,105,192
                                                                                                               ------------
FEDERAL NATIONAL MORTGAGE ASSOC. (6.3%)
3.25%, 4/28/11, Callable 4/28/09 @ 100                                                            3,000,000       2,999,847
4.50%, 5/28/15, Callable 11/28/2008 @ 100                                                         2,000,000       1,947,836
5.40%, 3/9/17, Callable 3/9/10 @ 100                                                              1,000,000         978,420
5.50%, 5/3/17, Callable 5/3/10 @ 100                                                              1,000,000         999,476
6.85%, 6/10/20(a)                                                                                 2,000,000       1,960,000
                                                                                                               ------------
                                                                                                                  8,885,579
                                                                                                               ------------
TOTAL U.S. GOVERNMENT AGENCIES (COST $29,594,979)                                                                29,184,144
                                                                                                               ------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (40.8%)

FEDERAL HOME LOAN MORTGAGE CORP. (16.4%)
4.56%, 1/1/35(a)                                                                                    991,424         994,660
4.63%, 3/1/35(a)                                                                                  2,030,956       2,038,255
5.00%, 7/15/19                                                                                    1,300,959       1,297,202
5.00%, 5/15/25                                                                                      375,631         376,335
5.00%, 8/15/35                                                                                    1,811,590       1,682,939
5.00%, 3/1/38                                                                                     3,943,001       3,732,872
5.50%, 3/1/23                                                                                     1,418,328       1,399,021
5.50%, 4/1/30                                                                                     1,274,545       1,245,801
5.50%, 6/1/34                                                                                     1,138,871       1,113,187
5.50%, 3/1/38                                                                                     3,894,871       3,800,502
5.75%, 8/15/31                                                                                      461,242         467,561
6.00%, 9/1/34                                                                                     1,388,863       1,389,383
6.00%, 8/1/36                                                                                       337,340         336,939
6.00%, 6/1/37                                                                                        99,523          99,405
6.00%, 10/1/37                                                                                      943,801         942,680
6.00%, 12/1/37                                                                                    1,058,275       1,057,018
6.00%, 3/1/38                                                                                     1,267,540       1,266,035
                                                                                                               ------------
                                                                                                                 23,239,795
                                                                                                               ------------
FEDERAL NATIONAL MORTGAGE ASSOC. (20.8%)
3.63%, 11/25/36(a)                                                                                2,820,492       2,669,134
4.60%, 7/1/34(a)                                                                                    127,323         128,716
4.73%, 3/1/35(a)                                                                                    309,368         308,678
5.00%, 10/1/24                                                                                      735,157         705,813
5.00%, 1/1/30                                                                                     1,620,068       1,535,251
5.00%, 1/1/35                                                                                     1,751,014       1,659,341
5.00%, 1/1/35                                                                                     1,533,536       1,453,249
5.00%, 4/1/38                                                                                       315,098         298,601
5.00%, 4/1/38                                                                                     3,651,607       3,460,431
5.50%, 12/1/34                                                                                    1,370,489       1,339,582
5.50%, 2/1/35                                                                                        62,260          60,934

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2008 (UNAUDITED)

                                                                SELECT BOND FUND
--------------------------------------------------------------------------------

                                                                                                  SHARES OR
                                                                                                  PRINCIPAL
                                                                                                   AMOUNT         VALUE
                                                                                                 ----------    ------------
5.50%, 5/1/36                                                                                    $2,735,645    $  2,673,951
5.50%, 8/1/36                                                                                       964,262         942,516
5.50%, 9/1/36                                                                                       879,732         857,556
5.50%, 4/25/37                                                                                      749,731         689,174
5.50%, 9/1/37                                                                                     3,329,254       3,254,173
5.59%, 12/1/36                                                                                    3,253,438       3,180,575
5.59%, 12/1/37                                                                                      564,805         552,124
6.00%, 9/1/36                                                                                     1,743,272       1,743,182
6.00%, 5/1/37                                                                                       735,063         735,024
6.50%, 2/1/36                                                                                     1,337,673       1,357,404
                                                                                                               ------------
                                                                                                                 29,605,409
                                                                                                               ------------
GOVERNMENT NATIONAL MORTGAGE ASSOC. (3.6%)
5.00%, 4/15/38                                                                                      992,752         948,654
5.50%, 4/20/37                                                                                      500,000         463,227
5.50%, 4/15/38                                                                                    1,982,656       1,946,876
6.00%, 1/15/26                                                                                        2,140           2,174
6.00%, 12/15/28                                                                                       2,212           2,223
6.00%, 3/15/29                                                                                        2,141           2,150
6.00%, 11/15/31                                                                                       2,414           2,423
6.00%, 6/15/37                                                                                      915,651         916,694
6.00%, 10/15/37                                                                                     925,603         925,819
                                                                                                               ------------
                                                                                                                  5,210,240
                                                                                                               ------------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (COST $59,804,731)                                      58,055,444
                                                                                                               ------------
U.S. TREASURY OBLIGATIONS (15.0%)

U.S. TREASURY NOTES (15.0%)
3.50%, 2/15/18                                                                                    3,000,000       2,918,202
4.25%, 11/15/13                                                                                   4,000,000       4,287,812
4.50%, 2/15/09                                                                                    4,000,000       4,041,876
4.50%, 3/31/12                                                                                    4,000,000       4,325,312
4.75%, 2/15/10                                                                                    3,000,000       3,122,814
5.13%, 6/30/11                                                                                    2,500,000       2,721,875
                                                                                                               ------------
                                                                                                                 21,417,891
                                                                                                               ------------
TOTAL U.S. TREASURY OBLIGATIONS (COST $20,884,659)                                                               21,417,891
                                                                                                               ------------
SHORT-TERM INVESTMENT (1.0%)
Fifth Third Institutional Government Money Market Fund, 2.00%(a)                                  1,457,868       1,457,868
                                                                                                               ------------
TOTAL SHORT-TERM INVESTMENTS (COST $1,457,868)                                                                    1,457,868
                                                                                                               ------------
         TOTAL INVESTMENTS (COST $147,695,165) 99.1%                                                            141,141,683
         OTHER ASSETS IN EXCESS OF LIABILITIES 0.9%                                                               1,308,113
                                                                                                               ------------
         NET ASSETS 100.0%                                                                                     $142,449,796
                                                                                                               ============

(a) Variable rate security. Rate shown represents the rate as of October 31, 2008.
(b) The Issuer has the option to redeem the Bonds, on any quarterly anniversary of the issue date, in whole or in part, without premium or penalty. The Issuer does not have the right to extend the terms of the offering. The Bonds are generally considered to be illiquid due to the limited, if any, secondary market for these bonds.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2008 (UNAUDITED)

                                                       GLOBAL EQUITY INCOME FUND
--------------------------------------------------------------------------------

                                                                   SHARES       VALUE
                                                               ----------    -----------
COMMON STOCKS (97.6%)

AUTOMOBILES (0.9%)
DaimlerChrysler AG                                                 16,300    $   562,350
                                                                             -----------
BEVERAGES (1.4%)
Coca-Cola Co.                                                      19,830        873,710
                                                                             -----------
CAPITAL MARKETS (1.2%)
Deutsche Bank AG, Registered                                       19,860        754,283
                                                                             -----------
CHEMICALS (2.4%)
E.I. Du Pont De Nemours & Co.                                      47,130      1,508,160
                                                                             -----------
COMMERCIAL BANKS (14.4%)
Barclays PLC, Sponsored ADR                                        60,820        655,031
BB&T Corp.                                                         89,350      3,203,198
Canadian Imperial Bank of Commerce                                 19,830        898,696
Comerica, Inc.                                                     21,940        605,325
HSBC Holdings PLC, Sponsored ADR                                   23,400      1,380,600
TCF Financial Corp.                                                25,900        459,466
U.S. Bancorp                                                       43,720      1,303,293
Westpac Banking Corp., Sponsored ADR                                8,880        602,774
                                                                             -----------
                                                                               9,108,383
                                                                             -----------
COMMERCIAL SERVICES & SUPPLIES (5.7%)
Avery Dennison Corp.                                               27,170        951,494
Healthcare Services Group                                          49,600        821,376
Pitney Bowes, Inc.                                                 56,560      1,401,557
Waste Management, Inc.                                             14,680        458,456
                                                                             -----------
                                                                               3,632,883
                                                                             -----------
COMPUTERS & PERIPHERALS (2.0%)
International Business Machines Corp.                              13,410      1,246,728
                                                                             -----------
CONSTRUCTION MATERIALS (0.7%)
CRH PLC, Sponsored ADR                                             20,120        425,739
                                                                             -----------
DISTRIBUTORS (3.0%)
Genuine Parts Co.                                                  48,990      1,927,756
                                                                             -----------
DIVERSIFIED TELECOMMUNICATION SERVICES (3.3%)
BT Group PLC, Sponsored ADR                                        18,390        347,571
France Telecom SA, Sponsored ADR                                   36,610        926,965
Portugal Telecom SGPS SA, Sponsored ADR                           122,960        809,077
                                                                             -----------
                                                                               2,083,613
                                                                             -----------
ELECTRIC UTILITIES (2.1%)
Pinnacle West Capital Corp.                                        41,850      1,324,552
                                                                             -----------
ELECTRICAL EQUIPMENT (0.5%)
Emerson Electric Co.                                                9,000        294,570
                                                                             -----------
FOOD PRODUCTS (5.1%)
H.J. Heinz Co.                                                     52,480      2,299,674
Kraft Foods, Inc., Class A                                         32,960        960,454
                                                                             -----------
                                                                               3,260,128
                                                                             -----------
GAS UTILITIES (1.8%)
AGL Resources, Inc.                                                36,570      1,111,728
                                                                             -----------
HOTELS, RESTAURANTS & LEISURE (2.8%)
McDonald's Corp.                                                   30,660      1,776,134
                                                                             -----------
HOUSEHOLD PRODUCTS (2.1%)
Kimberly-Clark Corp.                                               14,320        877,673
WD-40 Co.                                                          16,350        475,785
                                                                             -----------
                                                                               1,353,458
                                                                             -----------
INDUSTRIAL CONGLOMERATES (3.9%)
3M Co.                                                              5,240        336,932
General Electric Co.                                              107,830      2,103,763
                                                                             -----------
                                                                               2,440,695
                                                                             -----------
INSURANCE (0.2%)
Aegon NV, NY Registered Shares                                     29,930        123,012
                                                                             -----------
IT SERVICES (1.9%)
Paychex, Inc.                                                      41,830      1,193,828
                                                                             -----------
LEISURE EQUIPMENT & PRODUCTS (3.9%)
Mattel, Inc.                                                      164,400      2,469,288
                                                                             -----------
MEDIA (0.9%)
Shaw Communications, Inc., Class B                                 33,050        588,290
                                                                             -----------
METALS & MINING (0.5%)
Anglo American PLC, Unsponsored ADR                                16,570        207,953
Teck Cominco Ltd., Class B                                         12,880        126,353
                                                                             -----------
                                                                                 334,306
                                                                             -----------
MULTI-UTILITIES (2.5%)
SCANA Corp.                                                        12,760        419,932
Vectren Corp.                                                      45,940      1,157,688
                                                                             -----------
                                                                               1,577,620
                                                                             -----------
OIL, GAS & CONSUMABLE FUELS (16.3%)
BP PLC, Sponsored ADR                                              23,450      1,165,465
CNOOC Ltd., ADR                                                    12,620      1,030,928

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2008 (UNAUDITED)

                                                       GLOBAL EQUITY INCOME FUND
--------------------------------------------------------------------------------

                                                                   SHARES       VALUE
                                                               ----------    -----------
Enbridge, Inc.                                                     25,460    $   880,916
ENI S.p.A., Sponsored ADR                                          50,700      2,436,135
PetroChina Co., Ltd., ADR                                           4,470        333,373
Santos Ltd., Sponsored ADR                                         43,550      1,599,591
Total SA, Sponsored ADR                                            45,190      2,505,333
TransCanada Corp.                                                  10,990        332,997
                                                                             -----------
                                                                              10,284,738
                                                                             -----------
PHARMACEUTICALS (8.9%)
AstraZeneca PLC, Sponsored ADR                                     27,180      1,154,063
Eli Lilly & Co.                                                    43,550      1,472,861
GlaxoSmithKline PLC, ADR                                           22,650        876,555
Johnson & Johnson                                                  34,300      2,103,962
                                                                             -----------
                                                                               5,607,441
                                                                             -----------
REAL ESTATE INVESTMENT TRUST (2.9%)
Entertainment Properties Trust                                     39,770      1,489,386
Hospitality Properties Trust                                       37,050        376,058
                                                                             -----------
                                                                               1,865,444
                                                                             -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (5.2%)
Analog Devices, Inc.                                               38,450        821,292
Linear Technology Corp.                                            63,670      1,444,036
Microchip Technology, Inc.                                         41,880      1,031,504
                                                                             -----------
                                                                               3,296,832
                                                                             -----------
TEXTILES APPAREL & LUXURY GOODS (1.1%)
VF Corp.                                                           12,530        690,403
                                                                             -----------
TOTAL COMMON STOCKS
   (COST $86,509,483)                                                         61,716,072
                                                                             -----------
SHORT-TERM INVESTMENT (2.1%)
Fifth Third Institutional Government Money
   Market Fund, 2.00%(a)                                        1,364,754      1,364,754
                                                                             -----------
TOTAL SHORT-TERM INVESTMENTS
   (COST $1,364,754)                                                           1,364,754
                                                                             -----------
      TOTAL INVESTMENTS
         (COST $87,874,237) 99.7%                                             63,080,826
      OTHER ASSETS IN EXCESS
         OF LIABILITIES 0.3%                                                     162,702
                                                                             -----------
      NET ASSETS 100.0%                                                      $63,243,528
                                                                             ===========

(a) Variable rate security. Rate shown represents the rate as of October 31, 2008.
ADR - American Depositary Receipt
PLC - Public Limited Co.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
STATEMENTS OF ASSETS AND LIABILITIES - OCTOBER 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

                                                                        SMALL                                            GLOBAL
                                                       LARGE CAP       MID-CAP       INTERNATIONAL                       EQUITY
                                                        ENHANCED       ENHANCED        ENHANCED        SELECT BOND       INCOME
                                                     INDEX FUND(a)   INDEX FUND(b)   INDEX FUND(c)        FUND            FUND
                                                     -------------   -------------   -------------    ------------    -----------
ASSETS:
  Investments, at market value (cost $151,640,935,
    $101,095,589, $93,525,372, $147,695,165 and
    $87,874,237, respectively)                       $106,712,276    $ 70,267,106     $58,517,287     $141,141,683    $63,080,826
  Cash                                                          9         147,565         141,294                -          1,441
  Interest and dividends receivable                       171,203          54,322         112,237        1,361,507        137,983
  Receivable for capital shares issued                    105,053          40,987          52,972           40,929         61,046
  Receivable for investments sold                               -               -               -           87,192              -
  Prepaid expenses and other assets                        18,125          34,483          22,492           17,513         29,267
                                                     ------------    ------------     -----------     ------------    -----------
    Total Assets                                      107,006,666      70,544,463      58,846,282      142,648,824     63,310,563
                                                     ------------    ------------     -----------     ------------    -----------
LIABILITIES:
  Payable to custodian                                          -               -               -           53,649              -
  Payable for capital shares redeemed                       5,923           3,880           4,908           21,034          4,892
  Investment advisory fees                                 13,638           9,051          14,905           31,014         16,213
  Consulting fees                                          18,849           9,605           9,315           21,869          8,396
  Administration fees                                       7,558           4,932           4,198            9,807          4,248
  Administrative services fee                               8,414           8,042           5,381            9,173          5,227
  Fund accounting fees                                      8,495           5,039           5,714            5,477          4,793
  Transfer agent fees                                       3,304          13,700           2,452            4,055          3,174
  Custodian fees                                            4,883          10,488           4,927            7,916          5,596
  Directors fees                                            2,628           2,198           2,696            3,053          2,945
  Distribution fees                                         2,486           6,509           1,465            3,826          1,686
  Other                                                    28,433          16,959          25,205           28,155          9,865
                                                     ------------    ------------     -----------     ------------    -----------
    Total Liabilities                                     104,611          90,403          81,166          199,028         67,035
                                                     ------------    ------------     -----------     ------------    -----------
NET ASSETS                                           $106,902,055    $ 70,454,060     $58,765,116     $142,449,796    $63,243,528
                                                     ============    ============     ===========     ============    ===========
COMPOSITION OF NET ASSETS:
  Capital (par value and paid-in surplus)            $147,062,652    $100,601,433     $93,711,214     $150,349,043    $88,098,374
  Undistributed net investment income                     230,295         136,199          82,147          604,138        250,540
  Accumulated net realized gain/(loss) on
    investment and foreign currency transactions        4,537,767         544,911         (20,160)      (1,949,903)      (311,975)
  Unrealized depreciation on investments and
    foreign currency                                  (44,928,659)    (30,828,483)    (35,008,085)      (6,553,482)   (24,793,411)
                                                     ------------    ------------     -----------     ------------    -----------
NET ASSETS                                           $106,902,055    $ 70,454,060     $58,765,116     $142,449,796    $63,243,528
                                                     ============    ============     ===========     ============    ===========
INDIVIDUAL CLASS
  Net Assets                                         $ 12,126,246    $ 30,533,387     $ 7,626,355     $ 15,794,553    $ 8,244,358
  Shares authorized                                     7,500,000      12,499,900       7,500,000        7,500,000      7,500,000
  Shares issued and outstanding ($0.001 par value)        632,093       3,979,908         457,782          670,174        459,900
  Net asset value, offering and redemption price
    per share                                        $      19.18    $       7.67     $     16.66     $      23.57    $     17.93
INSTITUTIONAL CLASS
  Net Assets                                         $ 94,775,809    $ 39,920,673     $51,138,761     $126,655,243    $54,999,170
  Shares authorized                                    37,500,000      12,500,000      37,500,000       37,500,000     37,500,000
  Shares issued and outstanding ($0.001 par value)      4,963,065       5,174,696       3,064,113        5,398,580      3,065,815
  Net asset value, offering and redemption price
    per share                                        $      19.10    $       7.71     $     16.69     $      23.46    $     17.94

(a) Formerly Steward Domestic All-Cap Equity Fund.
(b) Formerly Steward Small-Cap Equity Fund.
(c) Formerly Steward International Equity Fund.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
STATEMENTS OF OPERATIONS - FOR THE PERIOD ENDED OCTOBER 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

                                                                        SMALL                                            GLOBAL
                                                       LARGE CAP       MID-CAP       INTERNATIONAL                       EQUITY
                                                        ENHANCED       ENHANCED        ENHANCED        SELECT BOND       INCOME
                                                     INDEX FUND(a)   INDEX FUND(b)   INDEX FUND(c)        FUND            FUND
                                                     -------------   -------------   -------------    ------------    ------------
INVESTMENT INCOME:
  Interest                                           $     11,200    $      4,899     $          -    $ 3,588,392     $     10,040
  Dividend                                              1,561,196         770,781        1,373,934              -        1,807,383
  Foreign withholding tax                                       -            (139)          (5,289)             -           (7,194)
                                                     ------------    ------------     ------------    -----------     ------------
    Total investment income                             1,572,396         775,541        1,368,645      3,588,392        1,810,229
                                                     ------------    ------------     ------------    -----------     ------------
EXPENSES:
  Investment advisory fees                                105,282          69,835          121,526        187,378          121,016
  Consulting fees                                          60,073          39,743           34,826         63,653           34,428
  Administration fees                                      49,937          33,093           28,859         53,247           28,676
  Distribution fees - Individual Class                     19,546          50,821           12,294         22,378           12,324
  Administrative services fees - Individual Class           7,189           4,929            4,892          8,201            4,904
  Accounting fees                                          64,553          59,228           37,169         66,754           34,016
  Custodian fees                                           37,044          11,787           14,643         14,925           11,183
  Transfer agent fees                                      19,488          44,032           12,269         19,857            9,627
  Directors' retainer and meetings                         18,720          12,528           12,840         18,335           10,952
  Organization fees                                             -               -                -              -            4,677
  Miscellaneous fees                                       47,828          36,221           33,539         52,465           26,214
                                                     ------------    ------------     ------------    -----------     ------------
    Total Expenses                                        429,660         362,217          312,857        507,193          298,017
                                                     ------------    ------------     ------------    -----------     ------------
  Net investment income                                 1,142,736         413,324        1,055,788      3,081,199        1,512,212
                                                     ------------    ------------     ------------    -----------     ------------
REALIZED AND UNREALIZED LOSS FROM
  INVESTMENTS AND FOREIGN CURRENCY:
  Net realized loss from investment
    transactions                                       (1,667,290)       (698,687)        (222,532)       (89,770)        (310,000)
  Net realized loss from foreign currency
    transactions                                                -               -             (690)             -           (1,975)
  Net change in unrealized depreciation
    on investments                                    (47,814,508)    (27,874,736)     (40,499,543)    (5,773,394)     (25,116,804)
                                                     ------------    ------------     ------------    -----------     ------------
  Net realized and unrealized loss on
    investments and foreign currency                  (49,481,798)    (28,573,423)     (40,722,765)    (5,863,164)     (25,428,779)
                                                     ------------    ------------     ------------    -----------     ------------
  NET DECREASE IN NET ASSETS RESULTING
    FROM OPERATIONS                                  $(48,339,062)   $(28,160,099)    $(39,666,977)   $(2,781,965)    $(23,916,567)
                                                     ============    ============     ============    ===========     ============

(a) Formerly Steward Domestic All-Cap Equity Fund.
(b) Formerly Steward Small-Cap Equity Fund.
(c) Formerly Steward International Equity Fund.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

                                                LARGE CAP ENHANCED INDEX FUND(a)
--------------------------------------------------------------------------------

                                                                                 FOR THE PERIOD         FOR THE YEAR
                                                                                     ENDED                 ENDED
                                                                                OCTOBER 31, 2008       APRIL 30, 2008
                                                                                  (UNAUDITED)
                                                                                ----------------       --------------
CHANGE IN NET ASSETS FROM OPERATIONS:
  Net investment income                                                           $  1,142,736          $    943,263
  Net realized gain/(loss) on investments                                           (1,667,290)           10,153,319
  Net change in unrealized depreciation on investments                             (47,814,508)          (16,047,491)
                                                                                  ------------          ------------
Change in net assets resulting from operations                                     (48,339,062)           (4,950,909)
                                                                                  ------------          ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    Individual Class                                                                   (86,463)              (16,177)
    Institutional Class                                                               (869,605)             (956,517)
  Net realized gains:
    Individual Class                                                                         -              (145,533)
    Institutional Class                                                                      -            (5,420,007)
                                                                                  ------------          ------------
Total distributions                                                                   (956,068)           (6,538,234)
                                                                                  ------------          ------------
CAPITAL TRANSACTIONS:
INDIVIDUAL CLASS
  Proceeds from shares issued                                                        3,288,438            25,080,946
  Dividends reinvested                                                                  86,370               161,386
  Cost of shares redeemed                                                           (2,752,054)          (10,473,939)
                                                                                  ------------          ------------
Net increase                                                                           622,754            14,768,393
                                                                                  ------------          ------------
INSTITUTIONAL CLASS
  Proceeds from shares issued                                                        7,835,431           106,052,819
  Dividends reinvested                                                                 861,265             6,213,494
  Cost of shares redeemed                                                           (7,518,421)          (51,675,296)
                                                                                  ------------          ------------
Net increase                                                                         1,178,275            60,591,017
                                                                                  ------------          ------------
  Net increase in net assets from fund share transactions:                           1,801,029            75,359,410
                                                                                  ------------          ------------
Total increase/(decrease) in net assets                                            (47,494,101)           63,870,267
NET ASSETS:
  Beginning of period                                                             $154,396,156          $ 90,525,889
                                                                                  ------------          ------------
  End of period                                                                   $106,902,055          $154,396,156
                                                                                  ============          ============
Accumulated undistributed net investment income                                   $    230,295          $     43,627
                                                                                  ============          ============
SHARE TRANSACTIONS:
INDIVIDUAL CLASS
   Issued                                                                              138,284               905,823
   Reinvested                                                                            3,415                 5,291
   Redeemed                                                                           (113,092)             (374,839)
                                                                                  ------------          ------------
Change in Individual Class                                                              28,607               536,275
                                                                                  ------------          ------------
INSTITUTIONAL CLASS
  Issued                                                                               331,727             3,768,391
  Reinvested                                                                            34,256               204,946
  Redeemed                                                                            (320,554)           (1,808,498)
                                                                                  ------------          ------------
Change in Institutional Class                                                           45,429             2,164,839
                                                                                  ------------          ------------

(a) Formerly Steward Domestic All-Cap Equity Fund.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

                                            SMALL MID-CAP ENHANCED INDEX FUND(a)
--------------------------------------------------------------------------------

                                                                                 FOR THE PERIOD         FOR THE YEAR
                                                                                     ENDED                 ENDED
                                                                                OCTOBER 31, 2008       APRIL 30, 2008
                                                                                  (UNAUDITED)
                                                                                ----------------       --------------
CHANGE IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)                                                    $    413,324          $   (53,346)
  Net realized gain/(loss) on investments                                             (698,687)           4,895,269
  Net change in unrealized depreciation on investments                             (27,874,736)          (8,732,349)
                                                                                  ------------          -----------
Change in net assets resulting from operations                                     (28,160,099)          (3,890,426)
                                                                                  ------------          -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    Individual Class                                                                   (94,590)             (31,145)
    Institutional Class                                                               (182,535)                (465)
  Net realized gains:
    Individual Class                                                                         -           (4,518,921)
    Institutional Class                                                                      -              (21,781)
                                                                                  ------------          -----------
Total distributions                                                                   (277,125)          (4,572,312)
                                                                                  ------------          -----------
CAPITAL TRANSACTIONS:
INDIVIDUAL CLASS
  Proceeds from shares issued                                                        2,052,161            8,005,664
  Dividends reinvested                                                                  86,038            4,009,358
  Cost of shares redeemed                                                           (1,944,058)          (4,901,966)
                                                                                  ------------          -----------
Net increase                                                                           194,141            7,113,056
                                                                                  ------------          -----------
INSTITUTIONAL CLASS
  Proceeds from shares issued                                                        4,363,993           54,450,150
  Dividends reinvested                                                                 182,534               22,245
  Cost of shares redeemed                                                           (3,011,353)            (650,757)
                                                                                  ------------          -----------
Net increase                                                                         1,535,174           53,821,638
                                                                                  ------------          -----------
  Net increase in net assets from fund share transactions:                           1,729,315           60,934,694
                                                                                  ------------          -----------
Total increase/(decrease) in net assets                                            (26,707,909)          52,471,956
NET ASSETS:
  Beginning of period                                                             $ 97,161,969          $44,690,013
                                                                                  ------------          -----------
  End of period                                                                   $ 70,454,060          $97,161,969
                                                                                  ============          ===========
Accumulated undistributed net investment income                                   $    136,199          $         -
                                                                                  ============          ===========
SHARE TRANSACTIONS:
INDIVIDUAL CLASS
  Issued                                                                               212,873              749,103
  Reinvested                                                                             8,207              344,626
  Redeemed                                                                            (194,726)            (403,287)
                                                                                  ------------          -----------
Change in Individual Class                                                              26,354              690,442
                                                                                  ------------          -----------
INSTITUTIONAL CLASS
  Issued                                                                               445,753            5,059,013
  Reinvested                                                                            17,283                1,901
  Redeemed                                                                            (318,439)             (54,515)
                                                                                  ------------          -----------
Change in Institutional Class                                                          144,597            5,006,399
                                                                                  ------------          -----------

(a) Formerly Steward Small-Cap Equity Fund.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

                                            INTERNATIONAL ENHANCED INDEX FUND(a)
--------------------------------------------------------------------------------

                                                                                 FOR THE PERIOD         FOR THE YEAR
                                                                                     ENDED                 ENDED
                                                                                OCTOBER 31, 2008       APRIL 30, 2008
                                                                                  (UNAUDITED)
                                                                                ----------------       --------------
CHANGE IN NET ASSETS FROM OPERATIONS:
  Net investment income                                                           $  1,055,788          $ 1,213,562
  Net realized gain/(loss) on investments and foreign currency                        (223,222)           1,697,333
  Net change in unrealized appreciation(depreciation)
    on investments and foreign currency                                            (40,499,543)             681,243
                                                                                  ------------          -----------
Change in net assets resulting from operations                                     (39,666,977)           3,592,138
                                                                                  ------------          -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    Individual Class                                                                  (156,513)              (6,372)
    Institutional Class                                                             (1,220,370)            (916,965)
  Net realized gains:
    Individual Class                                                                         -              (15,433)
    Institutional Class                                                                      -           (1,585,244)
                                                                                  ------------          -----------
Total distributions                                                                 (1,376,883)          (2,524,014)
                                                                                  ------------          -----------
CAPITAL TRANSACTIONS:
INDIVIDUAL CLASS
  Proceeds from shares issued                                                        2,829,113           10,193,986
  Dividends reinvested                                                                 156,423               21,761
  Cost of shares redeemed                                                             (760,673)            (228,642)
                                                                                  ------------          -----------
Net increase                                                                         2,224,863            9,987,105
                                                                                  ------------          -----------
INSTITUTIONAL CLASS
  Proceeds from shares issued                                                        8,780,690           54,050,775
  Dividends reinvested                                                               1,220,370            2,502,208
  Cost of shares redeemed                                                           (3,739,040)          (7,466,040)
                                                                                  ------------          -----------
NET INCREASE                                                                         6,262,020           49,086,943
                                                                                  ------------          -----------
  Net increase in net assets from fund share transactions:                           8,486,883           59,074,048
                                                                                  ------------          -----------
Total increase/(decrease) in net assets                                            (32,556,977)          60,142,172
Net Assets:
  Beginning of period                                                             $ 91,322,093          $31,179,921
                                                                                  ------------          -----------
  End of period                                                                   $ 58,765,116          $91,322,093
                                                                                  ============          ===========
Accumulated undistributed net investment income                                   $     82,147          $   403,242
                                                                                  ============          ===========
SHARE TRANSACTIONS:
INDIVIDUAL CLASS
  Issued                                                                               131,786              357,724
  Reinvested                                                                             6,302                  724
  Redeemed                                                                             (33,786)              (7,864)
                                                                                  ------------          -----------
Change in Individual Class                                                             104,302              350,584
                                                                                  ------------          -----------
INSTITUTIONAL CLASS
  Issued                                                                               414,616            1,896,460
  Reinvested                                                                            49,098               82,848
  Redeemed                                                                            (160,691)            (257,430)
                                                                                  ------------          -----------
Change in Institutional Class                                                          303,023            1,721,878
                                                                                  ------------          -----------

(a) Formerly Steward International Equity Fund.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

                                                                SELECT BOND FUND
--------------------------------------------------------------------------------

                                                                                 FOR THE PERIOD         FOR THE YEAR
                                                                                     ENDED                 ENDED
                                                                                OCTOBER 31, 2008       APRIL 30, 2008
                                                                                  (UNAUDITED)
                                                                                ----------------       --------------
CHANGE IN NET ASSETS FROM OPERATIONS:
  Net investment income                                                           $  3,081,199          $  4,770,342
  Net realized loss on investments                                                     (89,770)             (305,380)
  Net change in unrealized appreciation/(depreciation) on investments               (5,773,394)              841,054
                                                                                  ------------          ------------
Change in net assets resulting from operations                                      (2,781,965)            5,306,016
                                                                                  ------------          ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    Individual Class                                                                  (335,681)              (76,702)
    Institutional Class                                                             (2,723,789)           (4,636,209)
                                                                                  ------------          ------------
Total distributions                                                                 (3,059,470)           (4,712,911)
                                                                                  ------------          ------------
CAPITAL TRANSACTIONS:
INDIVIDUAL CLASS
  Proceeds from shares issued                                                        3,289,481            16,092,898
  Dividends reinvested                                                                 335,186                75,719
  Cost of shares redeemed                                                           (3,836,191)           (1,404,057)
                                                                                  ------------          ------------
Net increase/(decrease)                                                               (211,524)           14,764,560
                                                                                  ------------          ------------
INSTITUTIONAL CLASS
  Proceeds from shares issued                                                        5,370,473            69,368,866
  Dividends reinvested                                                               2,680,573             4,518,224
  Cost of shares redeemed                                                           (8,805,836)          (44,792,411)
                                                                                  ------------          ------------
Net increase/(decrease)                                                               (754,790)           29,094,679
                                                                                  ------------          ------------
  Net increase/(decrease) in net assets from fund share transactions:                 (966,314)           43,859,239
                                                                                  ------------          ------------
Total increase/(decrease) in net assets                                             (6,807,749)           44,452,344
NET ASSETS:
  Beginning of period                                                             $149,257,545          $104,805,201
                                                                                  ------------          ------------
  End of period                                                                   $142,449,796          $149,257,545
                                                                                  ============          ============
Accumulated undistributed net investment income                                   $    604,138          $    582,409
                                                                                  ============          ============
SHARE TRANSACTIONS:
INDIVIDUAL CLASS
  Issued                                                                               136,063               652,804
  Reinvested                                                                            13,996                 3,136
  Redeemed                                                                            (160,876)              (57,449)
                                                                                  ------------          ------------
Change in Individual Class                                                             (10,817)              598,491
                                                                                  ------------          ------------
INSTITUTIONAL CLASS
  Issued                                                                               222,873             2,836,737
  Reinvested                                                                           112,467               187,469
  Redeemed                                                                            (367,190)           (1,824,345)
                                                                                  ------------          ------------
Change in Institutional Class                                                          (31,850)            1,199,861
                                                                                  ------------          ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
                                                       GLOBAL EQUITY INCOME FUND
--------------------------------------------------------------------------------

                                                                                 FOR THE PERIOD          FOR THE YEAR
                                                                                     ENDED                   ENDED
                                                                                OCTOBER 31, 2008       APRIL 30, 2008(a)
                                                                                  (UNAUDITED)
                                                                                ----------------       -----------------
CHANGE IN NET ASSETS FROM OPERATIONS:
  Net investment income                                                           $  1,512,212            $   169,601
  Net realized gain/(loss) on investments and foreign currency                        (311,975)                     -
  Net change in unrealized appreciation/(depreciation)
    on investments and foreign currency                                            (25,116,804)               323,393
                                                                                  ------------            -----------
Change in net assets resulting from operations                                     (23,916,567)               492,994
                                                                                  ------------            -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    Individual Class                                                                  (162,904)                     -
    Institutional Class                                                             (1,270,715)                     -
                                                                                  ------------            -----------
Total distributions                                                                 (1,433,619)                     -
                                                                                  ------------            -----------
CAPITAL TRANSACTIONS:
INDIVIDUAL CLASS
  Proceeds from shares issued                                                        2,407,595              9,524,375
  Dividends reinvested                                                                 162,904                      -
  Cost of shares redeemed                                                             (798,370)               (50,673)
                                                                                  ------------            -----------
Net increase                                                                         1,772,129              9,473,702
                                                                                  ------------            -----------
INSTITUTIONAL CLASS
  Proceeds from shares issued                                                        5,114,302             75,673,262
  Dividends reinvested                                                               1,270,714                      -
  Cost of shares redeemed                                                           (4,791,592)              (411,797)
                                                                                  ------------            -----------
Net increase                                                                         1,593,424             75,261,465
                                                                                  ------------            -----------
  Net increase in net assets from fund share transactions:                           3,365,553             84,735,167
                                                                                  ------------            -----------
Total increase/(decrease) in net assets                                            (21,984,633)            85,228,161
NET ASSETS:
  Beginning of period                                                             $ 85,228,161            $         -
                                                                                  ------------            -----------
  End of period                                                                   $ 63,243,528            $85,228,161
                                                                                  ============            ===========
Accumulated undistributed net investment income                                   $    250,540            $   171,947
                                                                                  ============            ===========

SHARE TRANSACTIONS:
INDIVIDUAL CLASS
  Issued                                                                               108,021                383,192
  Reinvested                                                                             7,059                      -
  Redeemed                                                                             (36,356)                (2,016)
                                                                                  ------------            -----------
Change in Individual Class                                                              78,724                381,176
                                                                                  ------------            -----------
INSTITUTIONAL CLASS
  Issued                                                                               226,802              3,028,118
  Reinvested                                                                            55,034                      -
  Redeemed                                                                            (227,690)               (16,449)
                                                                                  ------------            -----------
Change in Institutional Class                                                           54,146              3,011,669
                                                                                  ------------            -----------

(a) For the period from April 1, 2008 (commencement of operations) through April 30, 2008.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for each period indicated.

                                                                                   INVESTMENT OPERATIONS:
                                                                     ------------------------------------------------

                                                    NET ASSET                           NET REALIZED
                                                      VALUE,             NET           AND UNREALIZED      TOTAL FROM
                                                    BEGINNING         INVESTMENT       GAINS/(LOSSES)      INVESTMENT
                                                    OF PERIOD        INCOME/(LOSS)     ON INVESTMENTS      OPERATIONS
---------------------------------------------------------------------------------------------------------------------
INDIVIDUAL CLASS
---------------------------------------------------------------------------------------------------------------------
LARGE CAP ENHANCED INDEX FUND
   Period ended October 31, 2008 (Unaudited)         $28.09             0.16              (8.93)            (8.77)
   Year ended April 30, 2008                          32.19             0.07              (1.96)            (1.89)
   Year ended April 30, 2007                          30.33             0.22               3.20              3.42
   Year ended April 30, 2006                          25.47             0.16               5.15              5.31
   Period ended April 30, 2005(c)                     25.00             0.12               0.45              0.57
---------------------------------------------------------------------------------------------------------------------
SMALL MID-CAP ENHANCED INDEX FUND
   Period ended October 31, 2008 (Unaudited)         $10.78             0.03              (3.12)            (3.09)
   Year ended April 30, 2008                          13.60            (0.02)             (1.31)            (1.33)
   Year ended April 30, 2007                          13.26            (0.08)              1.00              0.92
   Period ended April 30, 2006(f)                     12.99            (0.04)              1.93              1.89
   Year ended October 31, 2005                        12.30             0.02               0.69              0.71
   Year ended October 31, 2004                        11.68            (0.02)              0.66              0.64
---------------------------------------------------------------------------------------------------------------------
INTERNATIONAL ENHANCED INDEX FUND
   Period ended October 31, 2008 (Unaudited)         $29.28             0.27             (12.49)           (12.22)
   Year ended April 30, 2008                          29.87             0.67               0.79              1.46
   Year ended April 30, 2007                          26.39             0.38               3.59              3.97
   Period ended April 30, 2006(d)                     25.00             0.04               1.35              1.39
---------------------------------------------------------------------------------------------------------------------
SELECT BOND FUND
   Period ended October 31, 2008 (Unaudited)         $24.52             0.46              (0.96)            (0.50)
   Year ended April 30, 2008                          24.35             0.79               0.37              1.16
   Year ended April 30, 2007                          23.89             1.01               0.38              1.39
   Year ended April 30, 2006                          24.73             0.89              (0.86)             0.03
   Period ended April 30, 2005(c)                     25.00             0.43(h)           (0.40)             0.03
---------------------------------------------------------------------------------------------------------------------
GLOBAL EQUITY INCOME FUND
   Period ended October 31, 2008 (Unaudited)         $25.11             0.38              (7.18)            (6.80)
   Period ended April 30, 2008(g)                     25.00             0.03               0.08              0.11
---------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
---------------------------------------------------------------------------------------------------------------------
LARGE CAP ENHANCED INDEX FUND
   Period ended October 31, 2008 (Unaudited)         $27.95             0.21              (8.88)            (8.67)
   Year ended April 30, 2008                          32.10             0.35              (2.15)            (1.80)
   Year ended April 30, 2007                          30.33             0.27               3.23              3.50
   Year ended April 30, 2006                          25.47             0.22               5.16              5.38
   Period ended April 30, 2005(c)                     25.00             0.14               0.46              0.60
---------------------------------------------------------------------------------------------------------------------
SMALL MID-CAP ENHANCED INDEX FUND
   Period ended October 31, 2008 (Unaudited)         $10.84             0.06              (3.15)            (3.09)
   Year ended April 30, 2008                          13.63             0.02              (1.31)            (1.29)
   Year ended April 30, 2007                          13.21            (0.01)              1.01              1.00
   Period ended April 30, 2006(e)                     13.11                -               0.10              0.10
---------------------------------------------------------------------------------------------------------------------
INTERNATIONAL ENHANCED INDEX FUND
   Period ended October 31, 2008 (Unaudited)         $29.33             0.34             (12.54)           (12.20)
   Year ended April 30, 2008                          29.92             0.83               0.72              1.55
   Year ended April 30, 2007                          26.43             0.45               3.59              4.04
   Period ended April 30, 2006(d)                     25.00             0.09               1.34              1.43
---------------------------------------------------------------------------------------------------------------------
SELECT BOND FUND
   Period ended October 31, 2008 (Unaudited)         $24.41             0.50              (0.95)            (0.45)
   Year ended April 30, 2008                          24.30             1.08               0.13              1.21
   Year ended April 30, 2007                          23.90             1.04               0.40              1.44
   Year ended April 30, 2006                          24.73             0.93              (0.83)             0.10
   Period ended April 30, 2005(c)                     25.00             0.46(h)           (0.40)             0.06
---------------------------------------------------------------------------------------------------------------------
GLOBAL EQUITY INCOME FUND
   Period ended October 31, 2008 (Unaudited)         $25.12             0.43              (7.20)            (6.77)
   Period ended April 30, 2008(g)                     25.00             0.05               0.07              0.12
---------------------------------------------------------------------------------------------------------------------

* Portfolio turnover is calculated on the basis of the fund as whole without distinguishing between the classes of shares issued.
(a) Not annualized for periods less than one year.
(b) Annualized for periods less than one year.
(c) For the period from October 1, 2004 (commencement of operations) through April 30, 2005.
(d) For the period from February 28, 2006 (period of commencement) through April 30, 2006.
(e) For the period from April 3, 2006 (period of commencement) through April 30, 2006.
(f) For the period from November 1, 2005 to April 30, 2006.
(g) For the period from April 1, 2008 (commencement of operations) through April 30, 2008.
(h) Computed using average shares outstanding throughout the period.

                       SEE NOTES TO FINANCIAL STATEMENTS.

           DISTRIBUTIONS:                                                            RATIOS/SUPPLEMENTARY DATA:
----------------------------------------                            -------------------------------------------------------------

                                                                                    RATIO OF         RATIO OF
                 NET                       NET ASSET                NET ASSETS,    EXPENSES TO    NET INVESTMENT
   NET        REALIZED                      VALUE,                    END OF         AVERAGE       INCOME/(LOSS)
INVESTMENT    GAINS ON         TOTAL        END OF       TOTAL        PERIOD           NET          TO AVERAGE       PORTFOLIO
  INCOME     INVESTMENTS   DISTRIBUTIONS    PERIOD      RETURN(a)     (000'S)        ASSETS(b)     NET ASSETS(b)   TURNOVER RATE*
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
  (0.14)           -          (0.14)        $19.18       (31.34)%    $ 12,126         0.92%           1.33%              8%
  (0.22)       (1.99)         (2.21)         28.09        (6.36)%      16,950         1.01%           0.51%             74%
  (0.09)       (1.47)         (1.56)         32.19        11.65%        2,164         0.93%           0.64%             14%
  (0.16)       (0.29)         (0.45)         30.33        20.95%        3,693         1.01%           0.54%              8%
  (0.10)           -          (0.10)         25.47         2.26%        2,896         1.21%           0.69%             16%
---------------------------------------------------------------------------------------------------------------------------------
  (0.02)           -          (0.02)        $ 7.67       (28.69)%    $ 30,533         0.93%           0.73%              9%
  (0.01)       (1.48)         (1.49)         10.78       (10.59)%      42,633         1.49%          (0.17)%            72%
      -        (0.58)         (0.58)         13.60         7.16%       44,367         1.50%          (0.58)%            20%
      -        (1.62)         (1.62)         13.26        15.95%       46,112         1.71%          (0.59)%            30%
  (0.02)           -          (0.02)         12.99         5.79%       42,455         1.67%           0.16%            113%
  (0.02)           -          (0.02)         12.30         5.44%       45,898         1.55%          (0.12)%            34%
---------------------------------------------------------------------------------------------------------------------------------
  (0.40)           -          (0.40)        $16.66       (42.18)%    $  7,626         1.08%           2.29%              5%
  (0.72)       (1.33)         (2.05)         29.28         4.77%       10,351         1.13%           5.11%             20%
  (0.42)       (0.07)         (0.49)         29.87        15.43%           86         1.28%           1.55%              6%
      -            -              -          26.39         5.56%            3         1.53%           2.61%              1%
---------------------------------------------------------------------------------------------------------------------------------
  (0.45)           -          (0.45)        $23.57        (2.05)%    $ 15,795         0.98%           3.81%             14%
  (0.99)           -          (0.99)         24.52         4.89%       16,695         1.08%           3.92%             36%
  (0.93)           -          (0.93)         24.35         5.99%        2,009         0.97%           4.05%             32%
  (0.87)           -          (0.87)         23.89         0.07%        2,583         0.97%           3.53%             40%
  (0.29)       (0.01)         (0.30)         24.73         0.14%        3,050         1.07%           2.92%             44%
---------------------------------------------------------------------------------------------------------------------------------
  (0.38)           -          (0.38)        $17.93       (27.42)%    $  8,244         1.04%           3.42%             11%
      -            -              -          25.11         0.44%        9,572         1.44%           3.35%              -%
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  (0.18)           -          (0.18)        $19.10       (31.18)%    $ 94,776         0.58%           1.67%              8%
  (0.36)       (1.99)         (2.35)         27.95        (6.13)%     137,446         0.64%           1.07%             74%
  (0.26)       (1.47)         (1.73)         32.10        11.95%       88,362         0.68%           0.88%             14%
  (0.23)       (0.29)         (0.52)         30.33        21.25%       89,555         0.76%           0.79%              8%
  (0.13)           -          (0.13)         25.47         2.37%       67,835         0.96%           0.93%             16%
---------------------------------------------------------------------------------------------------------------------------------
  (0.04)           -          (0.04)        $ 7.71       (28.64)%    $ 39,921         0.66%           1.01%              9%
  (0.02)       (1.48)         (1.50)         10.84       (10.27)%      54,529         0.80%           0.38%             72%
      -        (0.58)         (0.58)         13.63         7.79%          323         1.28%          (0.45)%            20%
      -            -              -          13.21         0.76%            -         1.46%          (0.34)%            30%
---------------------------------------------------------------------------------------------------------------------------------
  (0.44)           -          (0.44)        $16.69       (42.09)%    $ 51,139         0.73%           2.66%              5%
  (0.81)       (1.33)         (2.14)         29.33         5.06%       80,971         0.88%           3.07%             20%
  (0.48)       (0.07)         (0.55)         29.92        15.67%       31,093         1.03%           1.82%              6%
      -            -              -          26.43         5.72%       15,934         1.31%           2.83%              1%
---------------------------------------------------------------------------------------------------------------------------------
  (0.50)           -          (0.50)        $23.46        (1.87)%    $126,655         0.64%           4.15%             14%
  (1.10)           -          (1.10)         24.41         5.11%      132,563         0.69%           4.37%             36%
  (1.04)           -          (1.04)         24.30         6.16%      102,796         0.69%           4.32%             32%
  (0.93)           -          (0.93)         23.90         0.36%      100,798         0.72%           3.78%             40%
  (0.32)       (0.01)         (0.33)         24.73         0.25%       92,265         0.82%           3.17%             44%
---------------------------------------------------------------------------------------------------------------------------------
  (0.41)           -          (0.41)        $17.94       (27.31)%    $ 54,999         0.70%           3.80%             11%
      -            -              -          25.12         0.48%       75,656         0.81%           2.73%              -%
---------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION:

         The Steward Funds consist of five funds ("Funds") that are series of two separate companies: the Steward Funds, Inc. and the Capstone Series Fund, Inc. The Steward Funds are organized as Maryland corporations. Each is registered under the Investment Company Act of 1940 ("Act") as a diversified open-end management investment company. Four of the Funds are series of Steward Funds, Inc. - Steward Large Cap Enhanced Index Fund, Steward Global Equity Income Fund, Steward International Enhanced Index Fund, and Steward Select Bond Fund. One Fund, Steward Small-Mid Cap Enhanced Index Fund, is a series of Capstone Series Fund, Inc. Effective November 1, 2005, The Steward Small-Mid Cap Enhanced Index Fund changed its fiscal-year end from October 31 to April 30.

         Each Fund currently offers two Classes of shares ("Individual
Class" and "Institutional Class"). Each Class of shares has equal rights as to earnings, assets and voting privileges, except that Individual Class bears expenses under a Service and Distribution Plan and an Administrative Services Plan. Each Class of shares has exclusive voting rights with respect to matters that affect just that Class or on which the interests of the Class differ from the interests of the other Class. Income and realized and unrealized gains and losses on investments are allocated to each Class of shares based on its relative net assets.

NOTE 2 - INVESTMENT OBJECTIVES:

         Steward Large Cap Enhanced Index Fund seeks to provide long-term capital appreciation. The Fund invests primarily in common stocks of large capitalization companies that represent a broad spectrum of the Unites States economy and allocates selectively between growth and value-type securities. Currently, stocks with market capitalizations between $546 million and $385 billion are considered to be large capitalization stocks.

         Steward Small-Mid Cap Enhanced Index Fund seeks to provide long term capital appreciation. The Fund invests primarily in common stocks of small and medium capitalization companies that represent a broad spectrum of the United States economy and allocates selectively between growth and value-type securities. Currently, stocks with market capitalizations between $21 million and $6 billion are considered to be small to medium capitalization stocks.

         Steward Global Equity Income Fund seeks to provide current income along with growth of capital. The Fund invests primarily in dividend-paying common stocks of large, medium and small capitalization companies that represent a broad spectrum of the global economy. The Fund's non-U.S. investments will be primarily in the form of depository receipts ("DRs").

         Steward International Enhanced Index Fund seeks to provide long-term capital appreciation. The Fund invests primarily in depository receipts ("DRs") representing securities of companies located or domiciled outside of the United States, with selective allocation between equity securities of developed market companies and emerging market companies.

         Steward Select Bond Fund seeks to provide high current income with capital appreciation and growth of income. The Fund invests primarily in fixed income investments such as corporate bonds, mortgage-backed securities and government and agency bonds and notes.

         In pursuing their investment objectives, the Funds apply a comprehensive set of cultural value screens to all of their portfolio investments.

NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES:

         The preparation of financial statements in conformity with accounting principals generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of its financial statements. The policies are in conformity with GAAP.

         PORTFOLIO VALUATION: Fund investments are recorded at market value. Portfolio securities listed on a domestic or foreign exchange are valued at the last sale price on the day of valuation or, if there was no sale that day, at the mean between the last reported bid and asked prices as of the close of trading. Equity securities traded on NASDAQ use the official closing price, if available, and otherwise, use the last reported sale price, or the mean between the last reported bid and asked prices if there was no sale on that day. Equity securities that are traded in the over-the-counter market only, but that are not included on NASDAQ, are valued at the last sale price on the day of valuation. Debt securities with a remaining maturity of sixty days or more are valued using a pricing service when such prices are believed to reflect fair market value. Debt securities with a remaining maturity of less than sixty days are valued at amortized cost, which approximates market value. All other securities and securities with no readily determinable market values are valued at their fair value in accordance with policies and procedures adopted by the Board of Directors.

         The Select Bond Fund's investment in mortgage bonds of religious organizations are generally considered to be illiquid due to the limited, if any, secondary market for these bonds. In the absence of such secondary market, the Select Bond Fund values investments in church bonds on the basis of readily available market quotations or, lacking such quotations, at fair value as determined under policies approved by and under the general oversight of the Board of Directors. In determining fair value all relevant qualitative and quantitative factors available are considered. These factors are subject to change over time and are reviewed periodically. The current method of valuation is a matrix formula that derives a bid price based on relevant factors, including principal amount, interest rate, term, credit quality and spreads determined under a church bond benchmark yield curve. The Adviser constructs and maintains a church bond benchmark yield curve based on new issue church bonds meeting the fund's investment requirements. Strongtower Financial, an underwriter of a significant volume of church mortgage backed bonds including bonds purchased by the Fund, provides credit research and analysis to the Adviser. Further, because of the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

STATEMENT OF FINANCIAL ACCOUNTING STANDARD NO. 157

         In September 2006, the FASB issued Statement of Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

         One key component of the implementation of SFAS 157 included the development of a three-tier fair value hierarchy. The basis of the tiers is dependant upon the various "inputs" used to determine the value of the Funds' investments. These inputs are summarized in the three broad levels listed below:

         Level 1 - quoted prices in active markets for identical assets.

         Level 2 - other significant inputs (including quoted prices of similar securities, interest rates, prepayments speeds, credit risk, etc.)

         Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.)

         The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

         The following is a summary of the inputs used to value the following Funds' net assets as of October 31, 2008:

                                                                          LEVEL 2 - OTHER SIGNIFICANT      LEVEL 3 - SIGNIFICANT
                                              LEVEL 1 - QUOTED PRICES          OBSERVABLE INPUTS            UNOBSERVABLE INPUTS
                                          ----------------------------- -----------------------------  ----------------------------
                                                            OTHER                          OTHER                         OTHER
                                           INVESTMENTS    FINANCIAL      INVESTMENTS      FINANCIAL     INVESTMENTS     FINANCIAL
FUND NAME                                 IN SECURITIES  INVESTMENTS*   IN SECURITIES    INVESTMENTS*  IN SECURITIES   INVESTMENTS*
----------                                ------------- -------------   -------------   -------------  -------------  -------------
Steward Large Cap Enhanced
  Index Fund ...........................  $105,453,919  $           -   $  1,258,357    $           -    $        -   $           -
Steward Small Mid-Cap Enhanced
  Index Fund ...........................    68,451,941              -      1,794,292                -             -               -
Steward International Enhanced
  Index Fund ...........................    56,890,443              -      1,626,844                -             -               -
Steward Select Bond Fund ...............             -              -    138,447,081                -     2,694,602               -
Steward Global Equity Income Fund ......    61,716,072              -      1,364,754                -             -               -
                                          ------------  -------------   ------------    -------------    ----------   -------------
Total ..................................  $292,512,375  $           -   $144,491,328    $           -    $2,694,602   $           -
                                          ============  =============   ============    =============    ==========   =============

         * Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, and swap contracts, which are valued at the unrealized appreciation / (depreciation) on the investment.

         Following is a reconciliation of Level 3 assets (at either the beginning or the ending of the period) for which significant unobservable inputs were used to determine fair value.

                                                                               STEWARD SELECT BOND FUND
                                                                         -----------------------------------
                                                                          INVESTMENTS        OTHER FINANCIAL
                                                                         IN SECURITIES         INVESTMENTS*
                                                                         -------------       ---------------
Balance as of 04/30/08 .........................................          $2,748,269         $             -
Accrued Accretion / (Amortization) .............................                   -                       -
Change in Unrealized Appreciation / (Depreciation) .............               3,333                       -
Realized Market Gain / (Loss) ..................................                   -                       -
Net Purchase / (Sales) .........................................             (57,000)                      -
Transfers In / (Out) of Level 3 ................................                   -                       -
                                                                          ----------         ---------------
Balance as of 10/31/08 .........................................          $2,694,602         $             -
                                                                          ==========         ===============

         SECURITIES TRANSACTIONS AND INVESTMENT INCOME: For financial reporting purposes, portfolio security transactions are recorded on trade date. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the ex-dividend date, if the ex-dividend date has passed.

         DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income, if any, of all Funds are declared and paid quarterly. For all Funds, all net realized long-term or short-term capital gains, if any, will be declared and distributed at least annually.

         Income dividends and capital gains distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income, gains and losses on various investment securities held by the Funds, timing differences in the recognition of income, gains and losses and differing characterizations of distributions made by the Funds. Income dividends and capital gain distributions are recorded on the ex-dividend date.

         FEDERAL INCOME TAXES: It is each Fund's intention to qualify annually as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for federal income tax has been made.

         Effective October 31, 2007, the Funds adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes", a clarification of FASB Statement No. 109, "Accounting for Income Taxes". FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. FIN 48 was applied to all open tax years as of the effective date. The adoption of FIN 48 had no impact on the Funds' net assets or results of operations.

         As of and during the period ended October 31, 2008, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. federal tax authorities for tax years before 2004.

         ALLOCATION OF EXPENSES: Expenses directly attributable to a Fund or Class are charged directly to that Fund or Class, while expenses that are attributable to more than one Fund or Class are allocated among the respective Funds and their Classes based upon relative net assets or some other reasonable method.

         FOREIGN SECURITIES: Investments in securities of issuers in foreign countries involves risks not associated with domestic investments. These risks include, but are not limited to: (1) political and financial instability; (2) currency exchange rate fluctuations; (3) greater price volatility and less liquidity in particular securities and in certain foreign markets; (4) lack of uniform accounting, auditing and financial reporting standards; (5) less government regulation and supervision of some foreign stock exchanges, brokers and listed companies; (6) delays in transaction settlement in certain foreign markets; and (7) less availability of information. Securities of issuers in emerging and developing countries raise additional risks relative to investments in developed country issuers, including exposure to less mature and diversified economies and to less stable market and political systems, as well as to possible currency transfer restrictions, delays and disruptions in settlement of transactions, and higher volatility than found in developed countries.

NOTE 4 - INVESTMENT ADVISORY AND OTHER AGREEMENTS

         Capstone Asset Management Company ("CAMCO"), a wholly-owned subsidiary of Capstone Financial Services, Inc. serves as investment adviser to the Funds. CAMCO receives compensation for its services as investment adviser. The fee is accrued daily and paid monthly based on each Fund's average daily net assets. Pursuant to the terms of the investment advisory agreement, CAMCO has full discretion to manage the assets of the Funds in accordance with its investment objectives.

         The advisory fees for the Large Cap Enhanced Index Fund are calculated at the annual rate of 0.15% on the first $500 million of the Fund's average daily net assets. The rate then declines to 0.125% on the next $500 million of average daily net assets, and to 0.10% on average daily net assets in excess of $1 billion. The Global Equity Income Fund pays 0.30% on the first $500 million of the Fund's average daily net assets. The rate then declines to 0.25% on the next $500 million of average daily net assets, and to 0.20% on average daily net assets in excess of $1 billion. The International Enhanced Index pays 0.30% on the first $500 million of the Fund's average daily net assets. The rate then declines to 0.25% on the next $500 million of average daily net assets, and to 0.20% on average daily net assets in excess of $1 billion. The Select Bond Fund pays 0.25% on the first $500 million of the Fund's average daily net assets. The rate then declines to 0.20% on the next $500 million of average daily net assets, and to 0.175% on average daily net assets in excess of $1 billion. The Small-Mid Cap Enhanced Index Fund pays 0.15% on the first $500 million of the Fund's average daily net assets. The rate then declines to 0.125% on the next $500 million of average daily net assets, and to 0.10% on average daily net assets in excess of $1 billion. Under the agreement effective prior to April 1, 2008, the Small-Mid Cap Enhanced Index Fund fees were paid at an annual rate of 0.50% on the first $100 million of the Fund's average daily net assets. The rate then declined to 0.45% on the next $150 million, 0.35% on the next $250 million, 0.30% on the next $250 million and 0.275% on assets in excess of $750 million.

         Pursuant to the terms of an administration agreement, CAMCO will supervise the Funds' daily business affairs, coordinate the activities of persons providing services to the Funds, and furnish office space and equipment to the Funds. As compensation for its services, CAMCO receives a monthly fee from each Fund calculated at the annual rate of 0.075% on the first $500 million of the Funds' aggregate average daily net assets. The rate declines to 0.03% of the Funds' aggregate average daily net assets in excess of $500 million. Prior to April 1, 2008, the fee was assessed on a per-Fund, rather than an aggregate basis, at the rate of 0.075% on the first $500 million of each Fund's average daily net assets, 0.06% on the next $500 million and 0.05% on average daily net assets in excess of $1 billion.

         Capstone Asset Planning Company ("CAPCO") serves as the Distributor of the Funds' shares. CAPCO is an affiliate of CAMCO, and both are wholly owned subsidiaries of Capstone Financial Services.

         Each of the Funds has adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act whereby the Fund's assets are used to compensate CAPCO for costs and expenses incurred in connection with the distribution and marketing of shares of each Fund and servicing of each Fund's' Individual Class shareholders. Distribution and marketing expenses include, among other things, printing of prospectuses for prospective investors, advertising literature, and costs of personnel involved with the promotion and distribution of the Funds' shares. Under the Plan, the Funds pay CAPCO an amount computed monthly at an annual rate of 0.25% of each Fund's Individual Class average daily net assets (including reinvested dividends paid with respect to those assets). Of this amount, CAPCO may allocate to securities dealers,(which may include CAPCO itself) and other financial institutions and organizations (collectively "Service Organizations") amounts based on the particular Fund's average net assets owned by stockholders for whom the Service Organizations have a servicing relationship.

         Effective April 1, 2008, each Fund has adopted an Administrative Services Plan with respect to its Individual Class shares. The Administrative Services Plan provides that each Fund, out of assets attributable to its Individual Class shares, shall compensate CAPCO to cover the costs of payments to certain third-party shareholder service providers related to the administration of group accounts in which Fund shareholders participate. The fee is equal to 0.10% of the average daily net assets of Individual Class shares that are participating in such group accounts. The fee is in addition to fees payable for the Service and Distribution Plan.

         Certain officers and directors of the Funds are also officers of CAMCO and CAPCO.

         Citi Fund Services Ohio, Inc. ("Citi Ohio"), serves as the Funds' transfer agent and fund accountant. Under the terms of the Transfer Agency Agreement, Citi Ohio will be paid for annual class fees and per account fees. Per the Fund Accounting Agreement, Citi Ohio is entitled to receive a monthly fee from each Fund calculated at the annual rate of 0.07% of each Fund's average daily net assets.

         Steward Fund Consulting, LLC. ("SFC") serves as a consultant to the Funds. SFC was a wholly-owned subsidiary of Steward Financial Holdings, Inc., which is wholly-owned by the Assemblies of God Foundation. Effective October 1, 2008, SFC was acquired by Capstone Financial Services, Inc. and changed its name to CFS Consulting Services, LLC ("CCS"). CCS, formerly SFC, receives its fee monthly, based on the annual average aggregate daily net assets of the Funds as follows:

First        $  200,000,000             0.100%

Next         $  200,000,000             0.075%

Next         $  200,000,000             0.060%

Next         $  400,000,000             0.050%

Over         $1,000,000,000             0.040%

NOTE 5 - PURCHASES AND SALES OF SECURITIES:

         Purchases and sales of portfolio securities (excluding short-term securities and U.S. government securities) for the period ended October 31, 2008 were as follows:

                                                                    PURCHASES              SALES
                                                                   -----------          -----------
Large Cap Enhanced Index Fund ..............................       $11,540,494          $10,732,750
Small-Mid Cap Enhanced Index Fund ..........................         9,517,293            8,682,070
International Enhanced Index Fund ..........................        10,868,994            4,125,171
Select Bond Fund ...........................................        20,057,443           20,142,147
Global Equity Income Fund ..................................        10,891,034            8,615,467

NOTE 6 - FEDERAL INCOME TAX INFORMATION

         As of October 31, 2008, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

                                                                                                                NET UNREALIZED
                                                                          TAX UNREALIZED     TAX UNREALIZED      APPRECIATION
                                                         TAX COST          APPRECIATION      (DEPRECIATION)     (DEPRECIATION)
                                                       ------------       --------------     --------------     --------------
Large Cap Enhanced Index Fund ......................   $152,579,987        $1,616,402         $(47,484,113)      $(45,867,711)
Small-Mid Cap Enhanced Index Fund ..................    101,457,907         2,150,683          (33,341,484)       (31,190,801)
International Enhanced Index Fund ..................     93,621,281           383,819          (35,487,813)       (35,103,994)
Select Bond Fund ...................................    147,695,165           838,499           (7,391,981)        (6,553,482)
Global Equity Income Fund ..........................     87,895,478           257,941          (25,072,593)       (24,814,652)

         As of October 31, 2008, the following Funds had net capital loss carryforwards, which are available to offset future realized gains.

                                                         AMOUNT            EXPIRES
                                                        --------           -------
Select Bond Fund ..................................     $634,076            2014
                                                         388,125            2015
                                                         804,734            2016

         Under current tax law, capital losses realized after October 31 of a Fund's fiscal period may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds had deferred post October capital losses, which will be treated as arising on the first business day of the fiscal year ending April 30, 2009:

                                                        POST-OCTOBER LOSS
                                                        -----------------
Select Bond Fund ..................................         $33,198

NOTE 7 - CONTINGENCIES AND COMMITMENTS

         In the normal course of business, the Funds enter into contracts that contain various representations and warranties and provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims against the Funds and is presently unknown. However, based on experience, the Funds consider the risk of loss from such potential claims to be remote.

--------------------------------------------------------------------------------
GENERAL INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING POLICY AND VOTING RECORDS

         A description of the policies and procedures that the Steward Funds use to determine how to vote proxies and information regarding how each Fund voted proxies during the most recent 12-month period ended June 30, is available without charge, (i) by calling 1-800-262-6631, or (ii) on the Securities and Exchange Commission's website at http://www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

         The Steward Funds file a complete Schedule of Portfolio Investments with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q no later than 60 days following the close of the quarter. Forms N-Q are available without charge on the SEC's website at http://www.sec.gov. The Steward Funds' Form N-Q may be reviewed, or, for a fee, may be copied at the SEC's Public Reference Room in Washington, D.C. Information about the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

--------------------------------------------------------------------------------
EXPENSE EXAMPLES (UNAUDITED)
--------------------------------------------------------------------------------

         As a shareholder of the Steward Funds, you may incur redemption fees for certain transactions and fees if your account is under $200, (small account fees). You will also incur ongoing costs, including management fees; [and/or service] 12b-1 fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Steward Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

         The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2008 through October 31, 2008.

ACTUAL EXPENSES

         The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                                     BEGINNING           ENDING            EXPENSE PAID           EXPENSE RATIO
                                                   ACCOUNT VALUE      ACCOUNT VALUE        DURING PERIOD*         DURING PERIOD
                                                      5/1/08             10/31/08        5/1/08 - 10/31/08      5/1/08 - 10/31/08
                                                   -------------      -------------      -----------------      -----------------
Steward Large Cap Enhanced Index Fund
   Individual Class ..........................       $1,000.00          $686.60                $3.91                  0.92%
   Institutional Class .......................        1,000.00           688.20                 2.47                  0.58%
Steward Small-Mid Cap Enhanced Equity Index
   Fund
   Individual Class ..........................       $1,000.00          $713.10                $4.02                  0.93%
   Institutional Class .......................        1,000.00           713.60                 2.85                  0.66%
Steward International Enhanced Index Fund
   Individual Class ..........................       $1,000.00          $578.20                $4.30                  1.08%
   Institutional Class .......................        1,000.00           579.10                 2.91                  0.73%
Steward Select Bond Fund
   Individual Class ..........................       $1,000.00          $979.50                $4.89                  0.98%
   Institutional Class .......................        1,000.00           981.30                 3.20                  0.64%
Steward Global Equity Income Fund
   Individual Class ..........................       $1,000.00          $725.80                $4.52                  1.04%
   Institutional Class .......................        1,000.00           726.90                 3.05                  0.70%

* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

         The table below provides information about hypothetical account values and hypothetical expenses based on each Steward Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The expenses do not include any redemption or small account fees, which Funds, in certain circumstances, may assess. The Funds do not charge transactional costs, such as sales charges (front or back end loads) or exchange fees, although other funds might. Therefore, this table is useful only in comparing ongoing costs and will not help you determine the relative total costs of owning different funds.

                                                     BEGINNING           ENDING            EXPENSE PAID           EXPENSE RATIO
                                                   ACCOUNT VALUE      ACCOUNT VALUE        DURING PERIOD*         DURING PERIOD
                                                      5/1/08             10/31/08        5/1/08 - 10/31/08      5/1/08 - 10/31/08
                                                   -------------      -------------      -----------------      -----------------
Steward Large Cap Enhanced Index Fund
  Individual Class .............................     $1,000.00          $1,020.56              $4.69                  0.92%
  Institutional Class ..........................      1,000.00           1,022.27               2.96                  0.58%
Steward Small-Mid Cap Enhanced Equity Index
  Fund
  Individual Class .............................      1,000.00           1,020.46               4.74                  0.93%
  Institutional Class ..........................      1,000.00           1,021.82               3.36                  0.66%
Steward International Enhanced Index Fund
  Individual Class .............................      1,000.00           1,019.71               5.50                  1.08%
  Institutional Class ..........................      1,000.00           1,021.47               3.72                  0.73%
Steward Select Bond Fund
  Individual Class .............................      1,000.00           1,020.26               4.99                  0.98%
  Institutional Class ..........................      1,000.00           1,021.97               3.26                  0.64%
Steward Global Equity Income Fund
  Individual Class .............................      1,000.00           1,019.91               5.30                  1.04%
  Institutional Class ..........................      1,000.00           1,021.62               3.57                  0.70%

* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

                       THIS PAGE INTENTIONALLY LEFT BLANK

                       THIS PAGE INTENTIONALLY LEFT BLANK

                                [LOGO OF STEWARD]
                                   STEWARD(SM)
                             ----------------------
                             M U T U A L  F U N D S

------------------------------
  Visit us online at
  WWW.STEWARDMUTUALFUNDS.COM
------------------------------

                             STEWARD FUNDS
---------------------------------------------------------------
                             MANAGING WEALTH, PROTECTING VALUES

                                STEWARD LARGE CAP ENHANCED INDEX FUND

                                STEWARD SMALL-MID CAP ENHANCED INDEX FUND

                                STEWARD INTERNATIONAL ENHANCED INDEX FUND

                                STEWARD SELECT BOND FUND

                                STEWARD GLOBAL EQUITY INCOME FUND

For more complete information about the Steward Funds, including charges and expenses, contact the Distributor to receive a prospectus. Please read it carefully before you invest or send money.

                                                 Distributed by:
                                                 Capstone Asset Planning Company
                                                 5847 San Felipe, Suite 4100
                                                 Houston, Texas 77057
                                                 1-800-262-6631
                             [LOGO OF CAPSTONE]  info@capstonefinancial.com

ITEM 2. CODE OF ETHICS.

     NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     NOT APPLICABLE.

ITEM 6. INVESTMENTS.

     (a) INCLUDED AS PART OF REPORT TO STOCKHOLDERS UNDER ITEM 1.

     (b) NOT APPLICABLE.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     NOT APPLICABLE.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     NOT APPLICABLE.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     NOT APPLICABLE.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     THE REGISTRANT DOES NOT ACCEPT NOMINEES TO THE BOARD OF DIRECTORS FROM SHAREHOLDERS.

ITEM 11. CONTROLS AND PROCEDURES.

THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE SECOND FISCAL QUARTER OF THE PERIOD COVERED BY THIS REPORT THAT HAVE MATERIALLY AFFECTED OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 12. EXHIBITS.

     a(1) NOT APPLICABLE.

     a(2) CERTIFICATIONS PURSUANT TO RULE 30a-2(a), AND SECTOR 302 OF THE
          SARBANES-OXLEY ACT OF 2002 (EXHIBITS FILED HEREWITH).

     a(3) NOT APPLICABLE.

     b CERTIFICATIONS PURSUANT TO RULE 30a-2(b), AND SECTOR 906 OF THE SARBANES-OXLEY ACT OF 2002 (EXHIBITS FILED HEREWITH).

                                   SIGNATURES

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  CAPSTONE SERIES FUND, INC.
            ------------------------------------------------

By (Signature and Title)*  /s/ Edward J. Jaroski
                         -----------------------------------
                           Edward Jaroski, President

Date  January 9, 2009
    -----------------------------

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Edward J. Jaroski
                         -----------------------------------
                           Edward Jaroski, President

Date  January 9, 2009
    -----------------------------

By (Signature and Title)*  /s/ Carla Homer
                         -----------------------------------
                           Carla Homer, Treasurer

Date  January 9, 2009
    -----------------------------

* Print the name and title of each signing officer under his or her signature.